File No. 333-142805         CIK #1369517

                       Securities and Exchange Commission
                          Washington, DC 20549-0102

                                 Post-Effective
                               Amendment No. 1 to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

                       Van Kampen Unit Trusts, Series 683
                              (Exact Name of Trust)

                              Van Kampen Funds Inc.
                            (Exact Name of Depositor)

                                522 Fifth Avenue
                            New York, New York 10020
          (Complete address of Depositor's principal executive offices)

  VAN KAMPEN FUNDS INC.                 PAUL, HASTINGS, JANOFSKY & WALKER LLP
  Attention: Amy R. Doberman, Esq.      Attention: Michael R. Rosella, Esq.
  522 Fifth Avenue                      75 East 55th Street
  New York, New York 10036              New York, New York 10022

               (Name and complete address of agents for service)


    ( X ) Check if it is proposed that this filing will become effective on October 24, 2008, pursuant to paragraph (b) of Rule 485.





Closed-End Strategy: Cohen & Steers Master Equity and Income Portfolio, Series 6

Closed-End Strategy: Senior Loan and Limited Duration Portfolio, Series 13

Closed-End Strategy: Cohen & Steers Master Income Portfolio, Series 12

Closed-End Strategy: Cohen & Steers Master Municipal Income Portfolio-National
   Series 9


(Van Kampen Unit Trusts, Series 683)


      The unit investment trusts named above (the "Portfolios") each invest in a portfolio of securities. Of course, we cannot guarantee that a Portfolio will achieve its objective.
      An investment can be made in the underlying funds directly rather than through a Portfolio. These direct investments can be made without paying the Portfolio sales charge, operating expenses and organization costs




  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE
        UNITS OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 The date of this Prospectus is October 24, 2008


Part I of this Prospectus may not be distributed unless accompanied by Part II. Please retain both parts of this Prospectus for future reference.


       VAN KAMPEN
       INVESTMENTS



                   Summary of Essential Financial Information
                              As of August 6, 2008

                                                                                                                  Cohen
                                                                                                                & Steers
                                                                                                                 Master
                                                                                                                Municipal
                                                        Cohen & Steers      Senior Loan                          Income
                                                         Master Equity      and Limited     Cohen & Steers      Portfolio
                                                          and Income         Duration        Master Income      National
                                                           Portfolio         Portfolio         Portfolio         Series
                                                       --------------    --------------    --------------    -------------
Pubic Offering Price per Unit                          $      7.25530    $      6.98910    $      7.24440    $     8.88450
      Less maximum sales charge per Unit (2.50% of
         Public Offering Price per Unit) (1)                  0.18140           0.17470            0.1810          0.22210
                                                       --------------    --------------    --------------    -------------
Redemption price per Unit and Net Asset Value
      per Unit (2)(3)                                  $      7.07390    $      6.81440    $      7.06330    $     8.66240
                                                       ==============    ==============    ==============    =============

Number of Units                                               998,534            848,834         5,101,233        1,379,966
Aggregate Value of Securities (2)                      $ 7,063,561.27    $  5,784,315.06   $ 36,031,545.91   $11,953,772.13

Initial Date of Deposit                                July 12, 2007
Mandatory Termination Date                             October 11, 2012

Record Dates                                           Tenth day of each month.
Distribution Dates                                     Twenty-fifth day of each month.

--------------------------------------------------------------------------------

(1)  The sales charge is described in the "Fee Table".

(2)  Each Security is valued on the bases set forth under "Public Offering--Unit
     Price" in Prospectus Part II.

(3) The Public Offering Price will include any accumulated dividends or cash in the Income or Capital Accounts.

                CLOSED-END STRATEGY: COHEN & STEERS MASTER EQUITY
                         AND INCOME PORTFOLIO, SERIES 6

                                    Fee Table
                              As of August 6, 2008

                                                  As a % of
                                                   Public          Amount
                                                  Offering         per 100
                                                    Price           Units
                                                ------------   -------------
Transaction Fees
 Maximum sales charge (1)                            2.5000%   $      18.140
                                                ============   =============
 Maximum sales charge on reinvested dividends         0.000%   $       0.000
                                                ============   =============

                                                   As a %          Amount
                                                   of Net          per 100
                                                   Assets           Units
                                                ------------   ------------
Estimated Annual Expenses
Trustee's fee and other operating expenses            0.427%   $       3.018
Supervisory fee (2)                                   0.025%   $       0.177
Bookkeeping and administrative fees                   0.021%   $       0.150
Estimated underlying funds' expenses (3)              2.275%   $      16.094
                                                ------------   -------------
Estimated annual expenses                             2.748%   $      19.439
                                                ============   =============

                                                                 Amount per
                                                                   $10,000
                                                                  Invested
                                                               -------------
Estimated Costs Over Time
1 year                                                         $         518
3 years                                                        $       1,058
4 1/4 years (Approximate Life of Portfolio)                    $       1,408

   This fee table is intended to assist you in understanding the costs that you will bear and to present a comparison of fees. The "Estimated Costs Over Time" example illustrates the expenses you would pay on a $10,000 investment assuming a 5% annual return and redemption at the end of each period. Of course, you should not consider this example a representation of actual past or future expenses or annual rate of return which may differ from those assumed for this example. The sales charge and expenses are described under "Public Offering" and "Portfolio Operating Expenses" in Prospectus Part II.

--------------------------------------------------------------------------------

(1) The maximum sales charge is currently 2.50% of the Public Offering Price per Unit. The sales charge will decrease by 0.50% on each July 12 to a minimum of 1.00%.

(2) The Portfolio assesses the Supervisory Fee as a percentage of the daily net asset value (0.025%). Other annual expenses are assessed as dollar amounts per Unit.

(3) Although not an actual operating expense, the Portfolio, and therefore the Unitholders, will indirectly bear the operating expenses of the funds held by the Portfolio in the estimated amount provided above. Estimated fund expenses are based upon the net asset value of the number of fund shares held by the Portfolio per Unit multiplied by the annual operating expenses of the funds for the most recent fiscal year.


   CLOSED-END STRATEGY: SENIOR LOAN AND LIMITED DURATION PORTFOLIO, SERIES 13

                                    Fee Table
                              As of August 6, 2008

                                                 As a % of
                                                  Public          Amount
                                                 Offering         per 100
                                                   Price           Units
                                               ------------   -------------

Transaction Fees
 Maximum sales charge (1)                           2.5000%   $      17.470
                                               ============   =============
 Maximum sales charge on reinvested dividends        0.000%   $       0.000
                                               ============   =============

                                                  As a %          Amount
                                                  of Net          per 100
                                                  Assets           Units
                                               ------------   -------------
Estimated Annual Expenses
Trustee's fee and other operating expenses           0.352%   $       2.396
Supervisory, bookkeeping and
    administrative fees                              0.022%   $       0.150
Estimated underlying funds' expenses (2)             2.428%   $      16.544
                                               ------------   -------------
Estimated annual expenses                            2.802%   $      19.090
                                               ============   =============

                                                                Amount per
                                                                  $10,000
                                                                 Invested
                                                              -------------
Estimated Costs Over Time
1 year                                                        $         523
3 years                                                       $       1,073
4 1/4 years (Approximate Life of Portfolio)                   $       1,428

   This fee table is intended to assist you in understanding the costs that you will bear and to present a comparison of fees. The "Estimated Costs Over Time" example illustrates the expenses you would pay on a $10,000 investment assuming a 5% annual return and redemption at the end of each period. Of course, you should not consider this example a representation of actual past or future expenses or annual rate of return which may differ from those assumed for this example. The sales charge and expenses are described under "Public Offering" and "Portfolio Operating Expenses" in Prospectus Part II.

--------------------------------------------------------------------------------

(1) The maximum sales charge is currently 2.50% of the Public Offering Price per Unit. The sales charge will decrease by 0.50% on each July 12 to a minimum of 1.00%.

(2) Although not an actual operating expense, the Portfolio, and therefore the Unitholders, will indirectly bear the operating expenses of the funds held by the Portfolio in the estimated amount provided above. Estimated fund expenses are based upon the net asset value of the number of fund shares held by the Portfolio per Unit multiplied by the annual operating expenses of the funds for the most recent fiscal year.


     CLOSED-END STRATEGY: COHEN & STEERS MASTER INCOME PORTFOLIO, SERIES 12

                                    Fee Table
                              As of August 6, 2008

                                                   As a % of
                                                    Public          Amount
                                                   Offering         per 100
                                                     Price           Units
                                                 ------------   -------------
Transaction Fees
 Maximum sales charge (1)                             2.5000%   $      18.110
                                                 ============   =============
 Maximum sales charge on reinvested dividends          0.000%   $       0.000
                                                 ============   =============

                                                    As a %          Amount
                                                    of Net          per 100
                                                    Assets           Units
                                                 ------------   -------------
Estimated Annual Expenses
Trustee's fee and other operating expenses             0.316%   $       2.233
Supervisory fee (2)                                    0.025%   $       0.177
Bookkeeping and administrative fees                    0.021%   $       0.150
Estimated underlying funds' expenses (3)               2.217%   $      15.659
                                                 ------------   -------------
Estimated annual expenses                              2.579%   $      18.219
                                                 ============   =============

                                                                  Amount per
                                                                    $10,000
                                                                   Invested
                                                                -------------
Estimated Costs Over Time
1 year                                                          $         509
3 years                                                         $       1,009
4 1/4 years (Approximate Life of Portfolio)                     $       1,339

   This fee table is intended to assist you in understanding the costs that you will bear and to present a comparison of fees. The "Estimated Costs Over Time" example illustrates the expenses you would pay on a $10,000 investment assuming a 5% annual return and redemption at the end of each period. Of course, you should not consider this example a representation of actual past or future expenses or annual rate of return which may differ from those assumed for this example. The sales charge and expenses are described under "Public Offering" and "Portfolio Operating Expenses" in Prospectus Part II.

--------------------------------------------------------------------------------

(1) The maximum sales charge is currently 2.50% of the Public Offering Price per Unit. The sales charge will decrease by 0.50% on each July 12 to a minimum of 1.00%.

(2) The Portfolio assesses the Supervisory Fee as a percentage of the daily net asset value (0.025%). Other annual expenses are assessed as dollar amounts per Unit.

(3) Although not an actual operating expense, the Portfolio, and therefore the Unitholders, will indirectly bear the operating expenses of the funds held by the Portfolio in the estimated amount provided above. Estimated fund expenses are based upon the net asset value of the number of fund shares held by the Portfolio per Unit multiplied by the annual operating expenses of the funds for the most recent fiscal year.


              CLOSED-END STRATEGY: COHEN & STEERS MASTER MUNICIPAL
                       INCOME PORTFOLIO-NATIONAL SERIES 9

                                    Fee Table
                              As of August 6, 2008

                                                 As a % of
                                                  Public          Amount
                                                 Offering         per 100
                                                   Price           Units
                                               ------------   -------------
Transaction Fees
 Maximum sales charge (1)                           2.5000%   $      22.210
                                               ============   =============
 Maximum sales charge on reinvested dividends        0.000%   $       0.000
                                               ============   =============

                                                  As a %          Amount
                                                  of Net          per 100
                                                  Assets           Units
                                               ------------   ------------
Estimated Annual Expenses
Trustee's fee and other operating expenses           0.314%   $       2.715
Supervisory fee (2)                                  0.025%   $       0.217
Bookkeeping and administrative fees                  0.017%   $       0.150
Estimated underlying funds' expenses (3)             1.252%   $      10.844
                                               ------------   -------------
Estimated annual expenses                            1.608%   $      13.926
                                               ============   =============

                                                                Amount per
                                                                  $10,000
                                                                 Invested
                                                              -------------
Estimated Costs Over Time
1 year                                                        $         407
3 years                                                       $         728
4 1/4 years (Approximate Life of Portfolio)                   $         941

   This fee table is intended to assist you in understanding the costs that you will bear and to present a comparison of fees. The "Estimated Costs Over Time" example illustrates the expenses you would pay on a $10,000 investment assuming a 5% annual return and redemption at the end of each period. Of course, you should not consider this example a representation of actual past or future expenses or annual rate of return which may differ from those assumed for this example. The sales charge and expenses are described under "Public Offering" and "Portfolio Operating Expenses" in Prospectus Part II.

--------------------------------------------------------------------------------

(1) The maximum sales charge is currently 2.50% of the Public Offering Price per Unit. The sales charge will decrease by 0.50% on each July 12 to a minimum of 1.00%.

(2) The Portfolio assesses the Supervisory Fee as a percentage of the daily net asset value (0.025%). Other annual expenses are assessed as dollar amounts per Unit.

(3) Although not an actual operating expense, the Portfolio, and therefore the Unitholders, will indirectly bear the operating expenses of the funds held by the Portfolio in the estimated amount provided above. Estimated fund expenses are based upon the net asset value of the number of fund shares held by the Portfolio per Unit multiplied by the annual operating expenses of the funds for the most recent fiscal year.



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Unitholders of Van Kampen Unit Trusts, Series 683 (Closed-End Strategy:
Cohen & Steers Master Equity and Income Portfolio, Series 6, Closed-End
Strategy: Senior Loan and Limited Duration Portfolio, Series 13, Closed-End
Strategy: Cohen & Steers Master Income Portfolio, Series 12 and Closed-End
Strategy: Cohen & Steers Master Municipal Income Portfolio - National Series 9):

   We have audited the accompanying statements of condition (including the analyses of net assets and the related portfolio schedules) of Closed-End
Strategy: Cohen & Steers Master Equity and Income Portfolio, Series 6, Closed-End Strategy: Senior Loan and Limited Duration Portfolio, Series 13, Closed-End Strategy: Cohen & Steers Master Income Portfolio, Series 12 and Closed-End Strategy: Cohen & Steers Master Municipal Income Portfolio - National Series 9 (the "Portfolios," included in Van Kampen Unit Trusts, Series 683) as of June 30, 2008, and the related statements of operations and changes in net assets for the period from July 12, 2007 (Initial Date of Deposit) through June 30, 2008, and the financial highlights for the period from July 12, 2007 (Initial Date of Deposit) through June 30, 2008. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolios are not required to have, nor were we engaged to perform an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at June 30, 2008 by correspondence with The Bank of New York Mellon, Trustee. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Closed-End Strategy: Cohen & Steers Master Equity and Income Portfolio, Series 6, Closed-End Strategy: Senior Loan and Limited Duration Portfolio, Series 13, Closed-End Strategy: Cohen & Steers Master Income Portfolio, Series 12 and Closed-End Strategy: Cohen & Steers Master Municipal Income Portfolio - National Series 9 (included in Van Kampen Unit Trusts, Series 683) as of June 30, 2008, and the results of its operations and changes in net assets for the period from July 12, 2007 (Initial Date of Deposit) through June 30, 2008, and the financial highlights for the period from July 12, 2007 (Initial Date of Deposit) through June 30, 2008, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   New York, New York
   October 23, 2008

                       VAN KAMPEN UNIT TRUSTS, SERIES 683
                             Statements of Condition
                                  June 30, 2008
                                                                                                            Senior Loan
                                                                                       Cohen & Steers           and
                                                                                       Master Equity          Limited
                                                                                         and Income          Duration
                                                                                          Portfolio          Portfolio
                                                                                      ----------------   ---------------
   Trust property
      Cash                                                                            $         26,171   $            --
      Securities at market value, (cost $9,144,994 and $7,690,362) (note 1)                  7,697,006         6,398,000
      Accumulated dividends                                                                     13,522            16,667
      Receivables for securities sold                                                           14,637                --
                                                                                      ----------------   ---------------
                                                                                      $      7,751,336   $     6,414,667
                                                                                      ================   ===============
   Liabilities and interest to Unitholders
      Cash Overdraft                                                                  $             --   $       129,595
      Redemptions payable                                                                       57,596                43
      Interest to Unitholders                                                                7,693,740         6,285,029
                                                                                      ----------------   ---------------
                                                                                      $      7,751,336   $     6,414,667
                                                                                      ================   ===============

                             Analyses of Net Assets

   Interest of Unitholders (1,031,215 and 873,003 Units of fractional undivided interest outstanding)
      Cost to original investors of 1,245,393 and 1,141,125 Units (note 1)            $     11,886,170   $    10,773,409
        Less initial underwriting commission (note 3)                                          397,632           342,103
                                                                                      ----------------   ---------------
                                                                                            11,488,538        10,431,306
        Less redemption of 214,178 and 268,122 Units                                         1,720,000         2,024,748
                                                                                      ----------------   ---------------
                                                                                             9,768,538         8,406,558
      Overdistributed net investment income
        Net Investment Income                                                                  713,284           635,382
        Less distributions to Unitholders                                                      742,122           662,124
                                                                                      ----------------   ---------------
                                                                                              (28,838)          (26,742)
      Realized gain (loss) on Securities sale                                                (342,169)         (561,380)
      Capital gains received                                                                   123,134            16,542
      Unrealized appreciation (depreciation) of Securities (note 2)                        (1,447,988)       (1,292,362)
      Distributions to Unitholders of Security sale proceeds                                 (196,220)          (82,532)
      Deferred sales charge                                                                  (182,717)         (175,055)
                                                                                      ----------------   ---------------
          Net asset value to Unitholders                                              $      7,693,740   $     6,285,029
                                                                                      ================   ===============
   Net asset value per Unit (1,031,215 and 873,003 Units outstanding)                 $           7.46   $          7.20
                                                                                      ================   ===============

   The accompanying notes are an integral part of these financial statements.

                       VAN KAMPEN UNIT TRUSTS, SERIES 683
                             Statements of Condition
                                  June 30, 2008
                                                                                                          Cohen & Steers
                                                                                                              Master
                                                                                                             Municipal
                                                                                                              Income
                                                                                       Cohen & Steers        Portfolio
                                                                                        Master Income        National
                                                                                          Portfolio          Portfolio
                                                                                      ----------------   ---------------
   Trust property
      Cash                                                                            $         51,774   $            --
      Securities at market value, (cost $46,609,581 and $13,537,217) (note 1)               39,578,817        12,594,414
      Accumulated dividends                                                                    152,536            50,081
      Receivables for securities sold                                                          142,295            38,115
                                                                                      ----------------   ---------------
                                                                                      $     39,925,422   $    12,682,610
                                                                                      ================   ===============
   Liabilities and interest to Unitholders
      Cash Overdraft                                                                  $             --   $        17,583
      Redemptions payable                                                                      127,679            29,791
      Interest to Unitholders                                                               39,797,743        12,635,236
                                                                                      ----------------   ---------------
                                                                                      $     39,925,422   $    12,682,610
                                                                                      ================   ===============

                             Analyses of Net Assets

   Interest of Unitholders (5,318,757 and 1,426,273 Units of fractional undivided interest outstanding)
      Cost to original investors of 6,859,134 and 1,715,489 Units (note 1)            $     64,880,655   $    17,221,055
        Less initial underwriting commission (note 3)                                        2,103,019           567,861
                                                                                      ----------------   ---------------
                                                                                            62,777,636        16,653,194
        Less redemption of 1,540,377 and 289,216 Units                                      12,257,758         2,611,411
                                                                                      ----------------   ---------------
                                                                                            50,519,878        14,041,783
      Overdistributed net investment income
        Net Investment Income                                                                4,177,756           547,659
        Less distributions to Unitholders                                                    4,372,463           607,734
                                                                                      ----------------   ---------------
                                                                                             (194,707)          (60,075)
      Realized gain (loss) on Securities sale                                              (2,146,259)         (157,253)
      Capital gains received                                                                   431,445             6,455
      Unrealized appreciation (depreciation) of Securities (note 2)                        (7,030,764)         (942,803)
      Distributions to Unitholders of Security sale proceeds                                 (773,415)                --
      Deferred sales charge                                                                (1,008,435)         (252,871)
                                                                                      ----------------   ---------------
          Net asset value to Unitholders                                              $     39,797,743   $    12,635,236
                                                                                      ================   ===============
   Net asset value per Unit (5,318,757 and 1,426,273 Units outstanding)               $           7.48   $          8.86
                                                                                      ================   ===============


   The accompanying notes are an integral part of these financial statements.

 CLOSED-END STRATEGY: COHEN & STEERS MASTER EQUITY AND INCOME PORTFOLIO, SERIES 6
                             Statement of Operations
    Period from July 12, 2007 (Initial Date of Deposit) through June 30, 2008
                                                                                                                2008
                                                                                                           -------------
   Investment income
      Dividend income...................................................................................   $     844,100
      Expenses
         Trustee fees and other expenses................................................................          22,712
         Organizational fees............................................................................         106,603
         Supervisory fees...............................................................................           1,501
                                                                                                           -------------
            Total expenses..............................................................................         130,816
                                                                                                           -------------
         Net investment income..........................................................................         713,284
   Realized gain (loss) from Security sale
      Proceeds..........................................................................................       1,998,595
      Cost..............................................................................................       2,340,764
                                                                                                           -------------
         Realized gain (loss)...........................................................................        (342,169)
   Capital gains received...............................................................................         123,134
   Net change in unrealized appreciation (depreciation) of Securities...................................      (1,447,988)
                                                                                                           -------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................   $    (953,739)
                                                                                                           =============

                       Statement of Changes in Net Assets
    Period from July 12, 2007 (Initial Date of Deposit) through June 30, 2008

                                                                                                                2008
                                                                                                           -------------
   Operations:
      Net investment income.............................................................................   $     713,284
      Realized gain (loss) on Securities sales..........................................................        (342,169)
      Capital gains received............................................................................         123,134
      Net change in unrealized appreciation (depreciation) of Securities................................      (1,447,988)
                                                                                                           -------------
         Net increase (decrease) in net assets resulting from operations................................        (953,739)
   Distributions to Unitholders from:
      Net investment income.............................................................................        (742,122)
      Security sale or redemption proceeds..............................................................        (196,220)
      Redemption of Units...............................................................................      (1,720,000)
      Deferred sales charge.............................................................................        (182,717)
                                                                                                           -------------
         Total increase (decrease)......................................................................      (3,794,798)
   Net asset value to Unitholders
      Beginning of period...............................................................................         145,011
      Additional Securities purchased from the proceeds of Unit sales...................................      11,343,527
                                                                                                           -------------
      End of period (including overdistributed net investment income of $(28,838))......................   $   7,693,740
                                                                                                           =============


   The accompanying notes are an integral part of these financial statements.

   CLOSED-END STRATEGY: SENIOR LOAN AND LIMITED DURATION PORTFOLIO, SERIES 13
                             Statement of Operations
    Period from July 12, 2007 (Initial Date of Deposit) through June 30, 2008
                                                                                                                2008
                                                                                                           -------------
   Investment income
      Dividend income...................................................................................   $     733,666
      Expenses
         Trustee fees and other expenses................................................................          15,158
         Organizational fees............................................................................          83,126
         Supervisory fees...............................................................................              --
                                                                                                           -------------
            Total expenses..............................................................................          98,284
                                                                                                           -------------
         Net investment income..........................................................................         635,382
   Realized gain (loss) from Security sale
      Proceeds..........................................................................................       2,188,996
      Cost..............................................................................................       2,750,376
                                                                                                           -------------
         Realized gain (loss)...........................................................................        (561,380)
   Capital gains received...............................................................................          16,542
   Net change in unrealized appreciation (depreciation) of Securities...................................      (1,292,362)
                                                                                                           -------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................   $  (1,201,818)
                                                                                                           =============

                       Statement of Changes in Net Assets
    Period from July 12, 2007 (Initial Date of Deposit) through June 30, 2008

                                                                                                                2008
                                                                                                           -------------
   Operations:
      Net investment income.............................................................................   $     635,382
      Realized gain (loss) on Securities sales..........................................................        (561,380)
      Capital gains received............................................................................          16,542
      Net change in unrealized appreciation (depreciation) of Securities................................      (1,292,362)
                                                                                                           -------------
         Net increase (decrease) in net assets resulting from operations................................      (1,201,818)
   Distributions to Unitholders from:
      Net investment income.............................................................................        (662,124)
      Security sale or redemption proceeds..............................................................         (82,532)
      Redemption of Units...............................................................................      (2,024,748)
      Deferred sales charge.............................................................................        (175,055)
                                                                                                           -------------
         Total increase (decrease)......................................................................      (4,146,277)
   Net asset value to Unitholders
      Beginning of period...............................................................................         144,927
      Additional Securities purchased from the proceeds of Unit sales...................................      10,286,379
                                                                                                           -------------
      End of period (including overdistributed net investment income of $(26,742))......................   $   6,285,029
                                                                                                           =============

   The accompanying notes are an integral part of these financial statements.

     CLOSED-END STRATEGY: COHEN & STEERS MASTER INCOME PORTFOLIO, SERIES 12
                             Statement of Operations
    Period from July 12, 2007 (Initial Date of Deposit) through June 30, 2008
                                                                                                                2008
                                                                                                           -------------
   Investment income
      Dividend income...................................................................................   $   4,773,068
      Expenses
         Trustee fees and other expenses................................................................          98,665
         Organizational fees............................................................................         488,586
         Supervisory fees...............................................................................           8,061
                                                                                                           -------------
            Total expenses..............................................................................         595,312
                                                                                                           -------------
         Net investment income..........................................................................       4,177,756
   Realized gain (loss) from Security sale
      Proceeds..........................................................................................      14,052,306
      Cost..............................................................................................      16,198,565
                                                                                                           -------------
         Realized gain (loss)...........................................................................      (2,146,259)
   Capital gains received...............................................................................         431,445
   Net change in unrealized appreciation (depreciation) of Securities...................................      (7,030,764)
                                                                                                           -------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................   $  (4,567,822)
                                                                                                           =============

                       Statement of Changes in Net Assets
    Period from July 12, 2007 (Initial Date of Deposit) through June 30, 2008

                                                                                                                2008
                                                                                                           -------------
   Operations:
      Net investment income.............................................................................   $   4,177,756
      Realized gain (loss) on Securities sales..........................................................      (2,146,259)
      Capital gains received............................................................................         431,445
      Net change in unrealized appreciation (depreciation) of Securities................................      (7,030,764)
                                                                                                           -------------
         Net increase (decrease) in net assets resulting from operations................................      (4,567,822)
   Distributions to Unitholders from:
      Net investment income.............................................................................      (4,372,463)
      Security sale or redemption proceeds..............................................................        (773,415)
      Redemption of Units...............................................................................     (12,257,758)
      Deferred sales charge.............................................................................      (1,008,435)
                                                                                                           -------------
         Total increase (decrease)......................................................................     (22,979,893)
   Net asset value to Unitholders
      Beginning of period...............................................................................         144,838
      Additional Securities purchased from the proceeds of Unit sales...................................      62,632,798
                                                                                                           -------------
      End of period (including overdistributed net investment income of $(194,707)).....................   $  39,797,743
                                                                                                           =============

   The accompanying notes are an integral part of these financial statements.

              CLOSED-END STRATEGY: COHEN & STEERS MASTER MUNICIPAL
                       INCOME PORTFOLIO-NATIONAL SERIES 9
                             Statement of Operations
    Period from July 12, 2007 (Initial Date of Deposit) through June 30, 2008
                                                                                                                2008
                                                                                                           -------------
   Investment income
      Dividend income...................................................................................   $     717,255
      Expenses
         Trustee fees and other expenses................................................................          26,889
         Organizational fees............................................................................         140,389
         Supervisory fees...............................................................................           2,318
                                                                                                           -------------
            Total expenses..............................................................................         169,596
                                                                                                           -------------
         Net investment income..........................................................................         547,659
   Realized gain (loss) from Security sale
      Proceeds..........................................................................................       2,964,447
      Cost..............................................................................................       3,121,700
                                                                                                           -------------
         Realized gain (loss)...........................................................................        (157,253)
   Capital gains received...............................................................................           6,455
   Net change in unrealized appreciation (depreciation) of Securities...................................        (942,803)
                                                                                                           -------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................   $    (545,942)
                                                                                                           =============

                       Statement of Changes in Net Assets
    Period from July 12, 2007 (Initial Date of Deposit) through June 30, 2008

                                                                                                                2008
                                                                                                           -------------
   Operations:
      Net investment income.............................................................................   $     547,659
      Realized gain (loss) on Securities sales..........................................................        (157,253)
      Capital gains received............................................................................           6,455
      Net change in unrealized appreciation (depreciation) of Securities................................        (942,803)
                                                                                                           -------------
         Net increase (decrease) in net assets resulting from operations................................        (545,942)
   Distributions to Unitholders from:
      Net investment income.............................................................................        (607,734)
      Security sale or redemption proceeds..............................................................              --
      Redemption of Units...............................................................................      (2,611,411)
      Deferred sales charge.............................................................................        (252,871)
                                                                                                           -------------
         Total increase (decrease)......................................................................      (4,017,958)
   Net asset value to Unitholders
      Beginning of period...............................................................................         144,754
      Additional Securities purchased from the proceeds of Unit sales...................................      16,508,440
                                                                                                           -------------
      End of period (including overdistributed net investment income of $(60,075))......................   $  12,635,236
                                                                                                           =============

   The accompanying notes are an integral part of these financial statements.

CLOSED-END STRATEGY: COHEN & STEERS MASTER EQUITY
AND INCOME PORTFOLIO, SERIES 6                                                  PORTFOLIO SCHEDULE AS OF JUNE 30, 2008
----------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES         NAME OF ISSUER                                                           PER SHARE       (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
         10,465   Advent Claymore Convertible Securities and Income Fund                $   22.2400     $      232,742
----------------------------------------------------------------------------------------------------------------------
         21,763   BlackRock Corporate High Yield Fund VI, Inc.                              11.0400            240,264
----------------------------------------------------------------------------------------------------------------------
         12,875   BlackRock Enhanced Capital and Income Fund, Inc.                          17.3900            223,896
----------------------------------------------------------------------------------------------------------------------
         13,001   BlackRock Preferred and Equity Advantage Trust                            15.2300            198,005
----------------------------------------------------------------------------------------------------------------------
         17,363   BlackRock Real Asset Equity Trust                                         18.0800            313,923
----------------------------------------------------------------------------------------------------------------------
         19,019   Calamos Strategic Total Return Fund                                       11.3200            215,295
----------------------------------------------------------------------------------------------------------------------
         15,785   Clough Global Opportunities Fund                                          17.8200            281,289
----------------------------------------------------------------------------------------------------------------------
         15,988   DWS RREEF Real Estate Fund II, Inc.                                       11.5200            184,182
----------------------------------------------------------------------------------------------------------------------
         14,148   Eaton Vance Enhanced Equity Income Fund                                   17.1600            242,780
----------------------------------------------------------------------------------------------------------------------
          9,711   Eaton Vance Tax-Advantaged Dividend Income Fund                           23.1600            224,907
----------------------------------------------------------------------------------------------------------------------
         10,300   Eaton Vance Tax-Advantaged Global Dividend Income Fund                    21.7400            223,922
----------------------------------------------------------------------------------------------------------------------
         14,856   Eaton Vance Tax-Managed Buy-Write Opportunities Fund                      16.3700            243,193
----------------------------------------------------------------------------------------------------------------------
         14,774   Eaton Vance Tax-Managed Diversified Equity Income Fund                    15.2400            225,156
----------------------------------------------------------------------------------------------------------------------
         14,730   Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund               15.6000            229,788
----------------------------------------------------------------------------------------------------------------------
         14,774   Eaton Vance Tax-Managed Global Diversified Equity Income Fund             15.2100            224,713
----------------------------------------------------------------------------------------------------------------------
         14,213   Evergreen Global Dividend Opportunity Fund                                15.1400            215,185
----------------------------------------------------------------------------------------------------------------------
         11,570   Fiduciary/Claymore MLP Opportunity Fund                                   20.6700            239,152
----------------------------------------------------------------------------------------------------------------------
         21,137   H&Q Life Sciences Investors                                               11.4200            241,385
----------------------------------------------------------------------------------------------------------------------
         14,601   Highland Credit Strategies Fund                                           13.3800            195,361
----------------------------------------------------------------------------------------------------------------------
         14,660   ING Clarion Global Real Estate Income Fund                                13.2700            194,538
----------------------------------------------------------------------------------------------------------------------
         15,188   ING Risk Managed Natural Resources Fund                                   17.1500            260,474
----------------------------------------------------------------------------------------------------------------------
         32,019   John Hancock Bank and Thrift Opportunity Fund                              4.5600            146,007
----------------------------------------------------------------------------------------------------------------------
         14,856   John Hancock Tax-Advantaged Dividend Income Fund                          14.6500            217,640
----------------------------------------------------------------------------------------------------------------------
          9,851   Kayne Anderson Energy Total Return Fund                                   29.1800            287,452
----------------------------------------------------------------------------------------------------------------------
          8,453   Kayne Anderson MLP Investment Company                                     27.4400            231,950
----------------------------------------------------------------------------------------------------------------------
         32,133   Liberty All-Star Equity Fund                                               5.8700            188,621
----------------------------------------------------------------------------------------------------------------------
         14,148   LMP Capital and Income Fund, Inc.                                         15.4500            218,587
----------------------------------------------------------------------------------------------------------------------
         13,001   LMP Real Estate Income Fund, Inc.                                         15.3000            198,915
----------------------------------------------------------------------------------------------------------------------
         14,454   NASDAQ Premium Income & Growth Fund, Inc.                                 15.7600            227,795
----------------------------------------------------------------------------------------------------------------------
         18,159   Neuberger Berman Realty Income Fund, Inc.                                  9.3500            169,786
----------------------------------------------------------------------------------------------------------------------
         11,232   NFJ Dividend, Interest & Premium Strategy Fund                            21.2500            238,680
----------------------------------------------------------------------------------------------------------------------
         15,785   Nuveen Equity Premium Income Fund                                         14.9400            235,827
----------------------------------------------------------------------------------------------------------------------
         14,856   SunAmerica Focused Alpha Growth Fund, Inc.                                15.6800            232,942
----------------------------------------------------------------------------------------------------------------------
         26,456   Western Asset High Income Fund II, Inc.                                    9.5500            252,654
---------------                                                                                         --------------
        536,324                                                                                         $    7,697,006
===============                                                                                         ==============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

CLOSED-END STRATEGY: SENIOR LOAN AND LIMITED DURATION
PORTFOLIO, SERIES 13                                                            PORTFOLIO SCHEDULE AS OF JUNE 30, 2008
----------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES         NAME OF ISSUER                                                           PER SHARE       (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
         36,692   BlackRock Limited Duration Income Trust                               $   15.3000     $      561,388
----------------------------------------------------------------------------------------------------------------------
         49,417   Eaton Vance Floating-Rate Income Trust                                    14.5100            717,041
----------------------------------------------------------------------------------------------------------------------
         67,807   Eaton Vance Limited Duration Income Fund                                  14.4700            981,167
----------------------------------------------------------------------------------------------------------------------
         38,294   Eaton Vance Short Duration Diversified Income Fund                        15.4400            591,259
----------------------------------------------------------------------------------------------------------------------
         42,487   Nuveen Floating Rate Income Fund                                          10.8000            458,860
----------------------------------------------------------------------------------------------------------------------
         60,192   Nuveen Floating Rate Income Opportunity Fund                              10.6300            639,841
----------------------------------------------------------------------------------------------------------------------
         29,511   PIMCO Floating Rate Income Fund                                           14.3000            422,007
----------------------------------------------------------------------------------------------------------------------
         52,599   PIMCO Floating Rate Strategy Fund                                         13.2100            694,833
----------------------------------------------------------------------------------------------------------------------
         38,811   Pioneer Floating Rate Trust                                               13.7700            534,427
----------------------------------------------------------------------------------------------------------------------
+       137,920   Van Kampen Senior Income Trust                                             5.7800            797,177
---------------                                                                                        ---------------
        553,730                                                                                         $    6,398,000
===============                                                                                        ===============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

CLOSED-END STRATEGY: COHEN & STEERS MASTER
INCOME PORTFOLIO, SERIES 12                                                     PORTFOLIO SCHEDULE AS OF JUNE 30, 2008
----------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES         NAME OF ISSUER                                                           PER SHARE       (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
         62,736   Advent Claymore Convertible Securities and Income Fund                $   22.2400     $    1,395,249
----------------------------------------------------------------------------------------------------------------------
        211,440   AllianceBernstein Income Fund, Inc.                                        8.1400          1,721,122
----------------------------------------------------------------------------------------------------------------------
         70,174   Alpine Global Dynamic Dividend Fund                                       15.1100          1,060,329
----------------------------------------------------------------------------------------------------------------------
        131,124   BlackRock Corporate High Yield Fund VI, Inc.                              11.0400          1,447,609
----------------------------------------------------------------------------------------------------------------------
        210,384   BlackRock Corporate High Yield Fund, Inc.                                  6.6200          1,392,742
----------------------------------------------------------------------------------------------------------------------
         77,643   BlackRock Enhanced Capital and Income Fund, Inc.                          17.3900          1,350,212
----------------------------------------------------------------------------------------------------------------------
         93,165   BlackRock Limited Duration Income Trust                                   15.3000          1,425,425
----------------------------------------------------------------------------------------------------------------------
         95,211   Clough Global Opportunities Fund                                          17.8200          1,696,660
----------------------------------------------------------------------------------------------------------------------
         73,882   DWS RREEF Real Estate Fund, Inc.                                          16.1400          1,192,455
----------------------------------------------------------------------------------------------------------------------
         85,089   Eaton Vance Enhanced Equity Income Fund                                   17.1600          1,460,127
----------------------------------------------------------------------------------------------------------------------
         89,464   Eaton Vance Tax-Managed Buy-Write Opportunities Fund                      16.3700          1,464,526
----------------------------------------------------------------------------------------------------------------------
         88,816   Eaton Vance Tax-Managed Diversified Equity Income Fund                    15.2400          1,353,556
----------------------------------------------------------------------------------------------------------------------
         88,816   Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund               15.6000          1,385,530
----------------------------------------------------------------------------------------------------------------------
         85,404   Evergreen Global Dividend Opportunity Fund                                15.1400          1,293,017
----------------------------------------------------------------------------------------------------------------------
         88,119   Highland Credit Strategies Fund                                           13.3800          1,179,032
----------------------------------------------------------------------------------------------------------------------
         70,858   ING Asia Pacific High Dividend Equity Income Fund                         18.9300          1,341,342
----------------------------------------------------------------------------------------------------------------------
         88,119   ING Clarion Global Real Estate Income Fund                                13.2700          1,169,339
----------------------------------------------------------------------------------------------------------------------
         90,830   ING Risk Managed Natural Resources Fund                                   17.1500          1,557,735
----------------------------------------------------------------------------------------------------------------------
         73,882   John Hancock Preferred Income Fund II                                     18.7000          1,381,593
----------------------------------------------------------------------------------------------------------------------
         89,464   John Hancock Tax-Advantaged Dividend Income Fund                          14.6500          1,310,648
----------------------------------------------------------------------------------------------------------------------
         78,330   LMP Real Estate Income Fund, Inc.                                         15.3000          1,198,449
----------------------------------------------------------------------------------------------------------------------
         86,786   NASDAQ Premium Income & Growth Fund, Inc.                                 15.7600          1,367,747
----------------------------------------------------------------------------------------------------------------------
        109,450   Neuberger Berman Realty Income Fund, Inc.                                  9.3500          1,023,358
----------------------------------------------------------------------------------------------------------------------
        113,894   Nicholas-Applegate Convertible & Income Fund II                           11.5500          1,315,476
----------------------------------------------------------------------------------------------------------------------
         70,174   Nicholas-Applegate Equity & Convertible Income Fund                       19.7600          1,386,638
----------------------------------------------------------------------------------------------------------------------
         94,205   Nuveen Equity Premium Advantage Fund                                      15.3500          1,446,047
----------------------------------------------------------------------------------------------------------------------
         74,266   Nuveen Real Estate Income Fund                                            14.8000          1,099,136
----------------------------------------------------------------------------------------------------------------------
        118,621   PIMCO Corporate Opportunity Fund                                          13.8500          1,642,900
----------------------------------------------------------------------------------------------------------------------
        159,248   Western Asset High Income Fund II, Inc.                                    9.5500          1,520,818
---------------                                                                                        ---------------
      2,869,594                                                                                         $   39,578,817
===============                                                                                        ===============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

CLOSED-END STRATEGY: COHEN & STEERS MASTER MUNICIPAL
INCOME PORTFOLIO-NATIONAL SERIES 9                                              PORTFOLIO SCHEDULE AS OF JUNE 30, 2008
----------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES         NAME OF ISSUER                                                           PER SHARE       (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
         37,683   BlackRock Muni Intermediate Duration Fund, Inc.                       $   13.2500     $      499,300
----------------------------------------------------------------------------------------------------------------------
         34,706   BlackRock Municipal Income Trust II                                       13.5100            468,878
----------------------------------------------------------------------------------------------------------------------
         53,170   BlackRock MuniEnhanced Fund, Inc.                                          9.8500            523,725
----------------------------------------------------------------------------------------------------------------------
         41,923   BlackRock MuniHoldings Florida Insured Fund                               11.9600            501,399
----------------------------------------------------------------------------------------------------------------------
         38,590   BlackRock MuniYield Fund, Inc.                                            13.2000            509,388
----------------------------------------------------------------------------------------------------------------------
         40,529   BlackRock MuniYield Insured Fund, Inc.                                    12.2800            497,696
----------------------------------------------------------------------------------------------------------------------
         42,753   BlackRock MuniYield New York Insured Fund, Inc.                           11.9200            509,616
----------------------------------------------------------------------------------------------------------------------
         45,746   BlackRock MuniYield Quality Fund II                                       11.0100            503,663
----------------------------------------------------------------------------------------------------------------------
         40,385   BlackRock MuniYield Quality Fund, Inc.                                    12.9000            520,967
----------------------------------------------------------------------------------------------------------------------
         62,509   Dreyfus Strategic Municipal Bond Fund, Inc.                                7.5600            472,568
----------------------------------------------------------------------------------------------------------------------
         50,323   DWS Municipal Income Trust                                                10.2900            517,824
----------------------------------------------------------------------------------------------------------------------
         39,827   Nuveen California Dividend Advantage Municipal Fund 3                     12.5000            497,838
----------------------------------------------------------------------------------------------------------------------
         35,080   Nuveen Dividend Advantage Municipal Fund 2                                14.6700            514,624
----------------------------------------------------------------------------------------------------------------------
         36,949   Nuveen Dividend Advantage Municipal Fund 3                                13.1200            484,771
----------------------------------------------------------------------------------------------------------------------
         37,268   Nuveen Municipal Advantage Fund                                           13.0800            487,465
----------------------------------------------------------------------------------------------------------------------
         39,647   Nuveen Municipal Market Opportunity Fund                                  12.7300            504,706
----------------------------------------------------------------------------------------------------------------------
         38,867   Nuveen Performance Plus Municipal Fund                                    13.0000            505,271
----------------------------------------------------------------------------------------------------------------------
         39,709   Nuveen Premium Income Municipal Fund                                      12.8400            509,864
----------------------------------------------------------------------------------------------------------------------
         40,114   Nuveen Premium Income Municipal Fund 2                                    12.4500            499,419
----------------------------------------------------------------------------------------------------------------------
         39,551   Nuveen Quality Income Municipal Fund                                      13.1000            518,118
----------------------------------------------------------------------------------------------------------------------
         37,238   Nuveen Select Quality Municipal Fund                                      13.7800            513,140
----------------------------------------------------------------------------------------------------------------------
         37,504   PIMCO Municipal Income Fund II                                            13.4000            502,553
----------------------------------------------------------------------------------------------------------------------
         36,670   PIMCO Municipal Income Fund III                                           13.8500            507,880
----------------------------------------------------------------------------------------------------------------------
         35,217   Pioneer Municipal High Income Advantage Trust                             13.6200            479,655
----------------------------------------------------------------------------------------------------------------------
         50,054   Western Asset Managed Municipals Fund, Inc.                               10.8700            544,086
---------------                                                                                        ---------------
      1,032,012                                                                                         $   12,594,414
===============                                                                                        ===============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                       VAN KAMPEN UNIT TRUSTS, SERIES 683
                          Notes to Financial Statements
                                  June 30, 2008
--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Security Valuation - Securities are valued as described in Prospectus Part
II.

   Security Cost - The cost of the Securities is determined based on the actual price paid by a Portfolio on the various dates of deposit.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in a Portfolio or monies in the process of being collected, (2) the Securities in a Portfolio based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of a Portfolio, if any.

   Federal Income Taxes - With respect to the Closed-End Strategy: Cohen & Steers Master Municipal Income Portfoio-National Series, each Unitholder is considered to be the owner of a pro rata portion of the Portfolio and, accordingly, no provision has been made for Federal income taxes. Each other Portfolio has elected and intends to qualify on a continuing basis for special federal income tax treatment as a"regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio so qualifies and timely distributes to Unitholders 90% or more of its taxable income (without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unitholders.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

NOTE 2 - PORTFOLIO
   Unrealized appreciation and depreciation - An analysis of net unrealized appreciation (depreciation) at June 30, 2008 is as follows:

                                                                                                    Cohen & Steers
                                                                                                        Master
                                                                                                       Municipal
                                  Cohen & Steers          Senior Loan                                   Income
                                   Master Equity          and Limited          Cohen & Steers          Portfolio
                                    and Income             Duration             Master Income          National
                                     Portfolio             Portfolio              Portfolio             Series
                                 ---------------       --------------         ---------------       --------------
   Unrealized Appreciation       $        61,440       $           --         $        61,107       $           --
   Unrealized Depreciation            (1,509,428)          (1,292,362)             (7,091,871)            (942,803)
                                 ---------------       --------------         ---------------       --------------
                                 $    (1,447,988)      $   (1,292,362)        $    (7,030,764)      $     (942,803)
                                 ===============       ==============         ===============       ==============

   "+" The investment advisor of this fund is also the supervisor of the Portfolio and an affiliate of the Sponsor.

NOTE 3- OTHER
   Marketability - Although it is not obligated to do so, the Underwriter intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the Portfolio valued as described in Note 1. If the supply of Units exceeds demand, or for other business reasons, the Underwriter may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on adding to the underlying value of the Securities per Unit on the date of an investor's purchase, plus an amount equal to the maximum sales charge of 3.00% of the public offering price which is equivalent to 3.093% of the aggregate underlying value of the Securities. On each July 12, commencing July 12, 2008, the secondary market sales charge will decrease by .5 of 1% to a minimum sales charge of 1.00%.

   Compensation of Sponsor and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Portfolio. The Sponsor receives an annual fee for performing bookkeeping and administrative services for the Portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.


NOTE 4 - REDEMPTION OF UNITS
Units were presented for redemption as follows:

                                                                    Period ended
                                                                   June 30, 2008
                                                                   -------------
   Cohen & Steers Master Equity and Income Portfolio                   214,178
   Senior Loan and Limited Duration Portfolio                          268,122
   Cohen & Steers Master Income Portfolio                            1,540,377
   Cohen & Steers Master Municipal Income Portfolio-National Series    289,216

NOTE 5 - FINANCIAL HIGHLIGHTS

Closed-End Strategy: Cohen & Steers Master Equity and Income Portfolio, Series 6
                                                                                                            2008 (c)
                                                                                                         ------------
Per Share Operating Performance:
   Net asset value, beginning of period................................................................  $       9.67
                                                                                                         ------------
   Income from investment operations:
      Net investment income............................................................................          0.75
      Capital gains received...........................................................................          0.13
      Net realized and unrealized gain (loss) on investment transactions (a)...........................         (1.91)
                                                                                                         ------------
   Total from investment operations....................................................................         (1.03)
                                                                                                         ------------
Distributions to Unitholders from:
   Net investment income...............................................................................         (0.78)
   Security sale and redemption proceeds...............................................................         (0.21)
                                                                                                         ------------
   Total distributions to Unitholders..................................................................         (0.99)
                                                                                                         ------------
   Deferred sales charge...............................................................................         (0.19)
                                                                                                         ------------
   Net asset value, end of period......................................................................  $       7.46
                                                                                                         ============
Total Return (b):......................................................................................        (14.69)%
Ratios as a Percentage of Average Net Assets (b):
   Expenses............................................................................................          1.65%
   Net investment income...............................................................................          9.00%

--------------------------------------------------------------------------------

(a) Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.

(b)  Not annualized for periods less than one year.

(c)  For the period from July 12, 2007 (Initial Date of Deposit) through June
     30, 2008.

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)

Closed-End Strategy: Senior Loan and Limited Duration Portfolio, Series 13
                                                                                                            2008 (c)
                                                                                                         ------------
Per Share Operating Performance:
   Net asset value, beginning of period................................................................  $       9.68
                                                                                                         ------------
   Income from investment operations:
      Net investment income............................................................................          0.75
      Capital gains received...........................................................................          0.02
      Net realized and unrealized gain (loss) on investment transactions (a)...........................         (2.16)
                                                                                                         ------------
   Total from investment operations....................................................................         (1.39)
                                                                                                         ------------
Distributions to Unitholders from:
   Net investment income...............................................................................         (0.78)
   Security sale and redemption proceeds...............................................................         (0.10)
                                                                                                         ------------
   Total distributions to Unitholders..................................................................         (0.88)
                                                                                                         ------------
   Deferred sales charge...............................................................................         (0.21)
                                                                                                         ------------
   Net asset value, end of period......................................................................  $       7.20
                                                                                                         ============
Total Return (b):......................................................................................        (18.71)%
Ratios as a Percentage of Average Net Assets (b):
   Expenses............................................................................................          1.43%
   Net investment income...............................................................................          9.26%

--------------------------------------------------------------------------------

(a) Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.

(b)  Not annualized for periods less than one year.

(c)  For the period from July 12, 2007 (Initial Date of Deposit) through June
     30, 2008.

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)

Closed-End Strategy: Cohen & Steers Master Income Portfolio, Series 12
                                                                                                            2008 (c)
                                                                                                         ------------
Per Share Operating Performance:
   Net asset value, beginning of period................................................................  $       9.68
                                                                                                         ------------
   Income from investment operations:
      Net investment income............................................................................          0.82
      Capital gains received...........................................................................          0.08
      Net realized and unrealized gain (loss) on investment transactions (a)...........................         (1.89)
                                                                                                         ------------
   Total from investment operations....................................................................         (0.99)
                                                                                                         ------------
Distributions to Unitholders from:
   Net investment income...............................................................................         (0.86)
   Security sale and redemption proceeds...............................................................         (0.15)
                                                                                                         ------------
   Total distributions to Unitholders..................................................................         (1.01)
                                                                                                         ------------
   Deferred sales charge...............................................................................         (0.20)
                                                                                                         ------------
   Net asset value, end of period......................................................................  $       7.48
                                                                                                         ============
Total Return (b):......................................................................................        (14.23)%
Ratios as a Percentage of Average Net Assets (b):
   Expenses............................................................................................          1.40%
   Net investment income...............................................................................          9.82%

--------------------------------------------------------------------------------

(a) Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.

(b)  Not annualized for periods less than one year.

(c)  For the period from July 12, 2007 (Initial Date of Deposit) through June
     30, 2008.

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)

Closed-End Strategy: Cohen & Steers Master Municipal Income Portfolio-National Series 9
                                                                                                            2008 (c)
                                                                                                         ------------
Per Share Operating Performance:
   Net asset value, beginning of period................................................................  $       9.67
                                                                                                         ------------
   Income from investment operations:
      Net investment income............................................................................          0.42
      Net realized and unrealized gain (loss) on investment transactions (a)...........................         (0.58)
                                                                                                         ------------
   Total from investment operations....................................................................         (0.16)
                                                                                                         ------------
Distributions to Unitholders from:
   Net investment income...............................................................................         (0.46)
   Security sale and redemption proceeds...............................................................            --
                                                                                                         ------------
   Total distributions to Unitholders..................................................................         (0.46)
                                                                                                         ------------
   Deferred sales charge...............................................................................         (0.19)
                                                                                                         ------------
   Net asset value, end of period......................................................................  $       8.86
                                                                                                         ============
Total Return (b):......................................................................................         (4.87)%
Ratios as a Percentage of Average Net Assets (b):
   Expenses............................................................................................          1.39%
   Net investment income...............................................................................          4.47%

--------------------------------------------------------------------------------

(a) Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.

(b)  Not annualized for periods less than one year.

(c)  For the period from July 12, 2007 (Initial Date of Deposit) through June
     30, 2008.





                Cohen & Steers Master Equity and Income Portfolio

                               Prospectus Part Two




                       This prospectus contains two parts.

                     No one may use this Prospectus Part Two
                   unless accompanied by Prospectus Part One.

       You should read this prospectus and retain it for future reference.

--------------------------------------------------------------------------------

  The Securities and Exchange Commission has not approved or disapproved of the Trust units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.




Van Kampen
Investments




THE PORTFOLIO
--------------------------------------------------------------------------------

   The Portfolio was created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), dated the Initial Date of Deposit, among Van Kampen Funds Inc., as Sponsor, Cohen & Steers Capital Management, Inc., as Supervisor, and The Bank of New York Mellon, as Trustee or their predecessors.

   The Portfolio offers investors the opportunity to purchase Units representing proportionate interests in a portfolio of shares of closed-end funds. The Portfolio may be an appropriate medium for investors who desire to participate in a portfolio of securities with greater diversification than they might be able to acquire individually.

   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Portfolio. Unless otherwise terminated as provided in the Trust Agreement, the Portfolio will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in the "Portfolio" in Prospectus Part I and any additional securities deposited into the Portfolio.

   Additional Units of the Portfolio may be issued at any time by depositing in the Portfolio (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit or the equivalent) with instructions to purchase additional Securities. As additional Units are issued by the Portfolio, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into the Portfolio following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares of each Security in the Portfolio that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Portfolio will pay the associated brokerage or acquisition fees. Purchases and sales of Securities by your Portfolio may impact the value of the Securities. This may especially be the case during the initial offering of Units, upon Portfolio termination and in the course of satisfying large Unit redemptions.

   Each Unit of your Portfolio initially offered represents an undivided interest in the Portfolio. At the close of the New York Stock Exchange on the Initial Date of Deposit, the number of Units may be adjusted so that the Public Offering Price per Unit equals $10. The number of Units, fractional interest of each Unit in your Portfolio and the estimated distributions per Unit will increase or decrease to the extent of any adjustment. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in your Portfolio represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in your Portfolio will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

   The Portfolio consists of (a) the Securities (including contracts for the purchase thereof) listed under the "Portfolio" in Prospectus Part I as may continue to be held from time to time in the Portfolio, (b) any additional Securities acquired and held by the Portfolio pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

OBJECTIVES AND SECURITIES SELECTION
--------------------------------------------------------------------------------

   The Portfolio seeks total return consisting of high current income and potential capital appreciation. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of common stock of closed-end investment companies (known as "closed-end funds") selected by Cohen & Steers Capital Management, Inc. These closed-end funds generally seek to invest in equity or income-producing securities, sectors or strategies, such as dividend strategies, covered call option strategies, total return strategies, balanced strategies, general equities (including both dividend and non-dividend paying equities), convertible securities, energy, health care, real estate, utility and other income-oriented strategies.

   In selecting funds for the Portfolio, Cohen & Steers sought to select funds that exhibited the following characteristics, among others:

     1.   Daily trading volumes generally greater than $750,000 per day.

     2. Closed-end funds with market capitalization generally greater than $300 million.

     3.   High current income.

     4.   Share prices at a discount to net asset value.

     5. Undervalued funds where recent total return on market price trails recent total return on net asset value.

     6. Strong fundamentals, including liquidity, income coverage and quality, leverage/risk management. Cohen & Steers believes that a conservative approach to leverage helps mitigate the effects of changes in interest rates.

     7.   Well-known sponsors with experience managing the asset class.

     8.   Diversification of sector and asset class.

   There can be no guarantee that a particular fund in the Portfolio will satisfy the criteria set forth above.

   Cohen & Steers believes that capital appreciation from equity and income focused closed-end funds could come from three potential sources:

     o A narrowing of fund share price discounts to net asset value, assuming no change in fund net asset value;

     o Growth in fund share prices which mirrors growth in underlying portfolio net asset value, with no change in the discount to net asset value; and

     o Increased dividend/distribution rates by closed-end funds which attract investors and cause rising share prices.

   Cohen & Steers believes that there is a compelling investment opportunity in the secondary market for closed-end funds. Cohen & Steers believes that five primary factors support this investment case, including:

     o Rising Demand for Dividend Income - Cohen & Steers believes that the potential for rising demand for dividend income exists due to the aging of America, lower tax rates, the inflation protection that may be offered by rising dividends, and the low return environment. Of course, there can be no assurance that the Portfolio or the underlying funds will provide income in the future.

     o Growth in the Number and Types of Closed-End Fund New Issues - Since 2001, the closed-end fund market has grown by over $90 billion, to a total size in excess of $200 billion. There are now over 600 listed closed-end funds. Underlying asset classes have expanded to include significant volumes of funds focused on categories such as preferred securities, REITs, convertible bonds, high yield securities, limited duration bonds and equity dividend-focused funds.

     o Lack of Research and Institutional Capital - Historically, activity in the closed-end fund market has been dominated by individual investors, with only a handful of professional investors and institutional sources of capital. Due to a variety of historical factors, institutional participation in the closed-end fund market currently remains low.

     o Need for Professional Selection - Many investors and financial advisors do not have the time or resources to assess dividend quality, leverage, net asset value risk, and historical market valuation to net asset value of closed end funds.

     o Discounts to Net Asset Value - Current discounts to net asset value in many funds and sectors may offer a timely opportunity to acquire attractive funds with income potential at a discount to their intrinsic value.

   The Portfolio Consultant. Founded in 1986, Cohen & Steers Capital Management Inc. is a manager of high income equity portfolios specializing in U.S. REITs, global real estate securities, preferred securities, utilities, value equity securities and other high dividend paying common stock. As of June 30, 2008, Cohen & Steers Capital Management Inc. had $27.0 billion in assets under management. Cohen & Steers manages separate account portfolios for institutional investors, including some of the world's largest pension funds and endowments. In addition, the firm manages open- and closed-end mutual funds for both retail and institutional investors. Cohen & Steers is among the largest REIT managers in the U.S. and employs a significant research and trading staff. Many investors have come to view Cohen & Steers as an important source for income-oriented investment products. Cohen & Steers also acts as Supervisor of the Portfolio. As described above, Cohen & Steers advises other clients such as investment companies and other accounts. Many of these client accounts are "managed" accounts. The Portfolio is not a managed fund and will generally not sell or replace Securities. There is no assurance that the Portfolio will achieve its objective.

   The Portfolio Consultant is not an affiliate of the Sponsor. The Sponsor did not select the Securities for the Portfolio. The Portfolio Consultant may use the list of Securities in its independent capacity as an investment adviser and distributes this information to various individuals and entities. The Portfolio Consultant may recommend or effect transactions in the Securities. This may have an adverse effect on the prices of the Securities. This also may have an impact on the price the Portfolio pay for the Securities and the price received upon Unit redemptions or Portfolio termination. The Portfolio Consultant may act as agent or principal in connection with the purchase and sale of securities, including the Securities. The Portfolio Consultant also issues reports and makes recommendations on the Securities. The Portfolio Consultant's research department may receive compensation based on commissions generated by research and/or sales of Units.

   Neither the Portfolio Consultant nor the Sponsor manage the Portfolio. You should note that the Portfolio Consultant applied the selection criteria to the Securities for inclusion in the Portfolio prior to the Initial Date of Deposit. After this time, the Securities may no longer meet the selection criteria. Should a Security no longer meet the selection criteria, we will generally not remove the Security from the Portfolio. In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities in the Portfolio, taken as a whole, which are represented by the Units.

RISK FACTORS
--------------------------------------------------------------------------------

   All investments involve risk. This section describes the main risks that can impact the value of the securities in your Portfolio or in the underlying funds. You should understand these risks before you invest. If the value of the securities falls, the value of your Units will also fall. We cannot guarantee that your Portfolio will achieve its objective or that your investment return will be positive over any period.

   Market Risk. Market risk is the risk that the value of the securities in your Portfolio or in the underlying funds will fluctuate. This could cause the value of your Units to fall below your original purchase price. Market value fluctuates in response to various factors. These can include changes in interest rates, inflation, the financial condition of a security's issuer, perceptions of the issuer, or ratings on a security. Even though your Portfolio is supervised, you should remember that we do not manage your Portfolio. Your Portfolio will not sell a security solely because the market value falls as is possible in a managed fund.

   Dividend Payment Risk. Dividend payment risk is the risk that an issuer of a security held by a Closed-End Fund is unwilling or unable to pay income on a security. Stocks represent ownership interests in the issuers and are not obligations of the issuers. Common stockholders have a right to receive dividends only after the company has provided for payment of its creditors, bondholders and preferred stockholders. Common stocks do not assure dividend payments. Dividends are paid only when declared by an issuer's board of directors and the amount of any dividend may vary over time. If dividends received by the Portfolio are insufficient to cover expenses, redemptions or other Portfolio costs, it may be necessary for the Portfolio to sell Securities to cover such expenses, redemptions or other costs. Any such sales may result in capital gains or losses to you. See "Taxation."

   Interest Rate Risk. Interest rate risk is the risk that the value of securities held by certain closed-end funds will fall if interest rates increase. The securities held by the closed-end funds typically fall in value when interest rates rise and rise in value when interest rates fall. The securities held by the closed-end funds with longer periods before maturity are often more sensitive to interest rate changes.

   Credit Risk. Credit risk is the risk that a borrower is unable to meet its obligation to pay principal or interest on a security held by a closed-end fund. This may reduce the level of dividends a closed-end fund pays which would reduce your income and could cause the value of your Units to fall.

   Closed-End Funds. The Portfolio invests in shares of closed-end funds. You should understand the section titled "Closed-End Funds" before you invest. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors. Closed-end funds are subject to various risks, including management's ability to meet the fund's investment objective, and to manage the fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding closed-end funds or their underlying investments change. The Portfolio and the underlying funds have operating expenses. You will bear not only your share of the Portfolio's expenses, but also the expenses of the underlying funds. By investing in other funds, the Portfolio incurs greater expenses than you would incur if you invested directly in the funds.

    High-Yield Security Risk. Some of the closed-end funds held by your Portfolio may invest in high-yield securities or unrated securities. High-yield, high risk securities are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. The value of these securities will decline significantly with increases in interest rates, not only because increases in rates generally decrease values, but also because increased rates may indicate an economic slowdown. An economic slowdown, or a reduction in an issuer's creditworthiness, may result in the issuer being unable to maintain earnings at a level sufficient to maintain interest and principal payments.

    High-yield or "junk" securities, the generic names for securities rated below "BBB" by Standard & Poor's or "Baa" by Moody's, are frequently issued by corporations in the growth stage of their development or by established companies who are highly leveraged or whose operations or industries are depressed. Securities rated below BBB or Baa are considered speculative as these ratings indicate a quality of less than investment grade. Because high-yield securities are generally subordinated obligations and are perceived by investors to be riskier than higher rated securities, their prices tend to fluctuate more than higher rated securities and are affected by short-term credit developments to a greater degree.

    The market for high-yield securities is smaller and less liquid than that for investment grade securities. High-yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high-yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

   Convertible Securities Risk. Certain closed-end funds held by the Portfolio may invest in convertible securities. Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value also tends to reflect the market price of the common stock of the issuing company, particularly when the stock price is greater than the convertible security's conversion price. The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security than by the market price of the underlying common stock. Thus, it may not decline in price to the same extent as the underlying common stock, and convertible securities generally have less potential for gain or loss than common stocks. However, mandatory convertible securities (as discussed below) generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before that company's common stockholders. Consequently, an issuer's convertible securities generally entail less risk than its common stock. However, convertible securities fall below debt obligations of the same issuer in order of preference or priority in the event of a liquidation and are typically unrated or rated lower than such debt obligations.

   Mandatory convertible securities are distinguished as a subset of convertible securities because the conversion is not optional and the conversion price at maturity is based solely upon the market price of the underlying common stock, which may be significantly less than par or the price (above or below par) paid. For these reasons, the risks associated with investing in mandatory convertible securities most closely resemble the risks inherent in common stocks. Mandatory convertible securities customarily pay a higher coupon yield to compensate for the potential risk of additional price volatility and loss upon conversion. Because the market price of a mandatory convertible security increasingly corresponds to the market price of its underlying common stock as the convertible security approaches its conversion date, there can be no assurance that the higher coupon will compensate for the potential loss.

   Option Risk. Certain closed-end funds held in the Portfolio may invest using a covered call option strategy or similar income-oriented investment strategies. You should understand the risks of these strategies before you invest. In employing a covered call strategy, a closed-end fund will generally write (sell) call options on a significant portion of the fund's managed assets. These call options will give the option holder the right, but not the obligation, to purchase a security from the fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the fund's investment strategy depends on the fund adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of options may require a fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the fund can realize on an investment, or may cause the fund to hold a security that it might otherwise sell. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. As the writer (seller) of a covered call option, a fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call option, but has retained the risk of loss should the price of the underlying security decline. The value of the options written (sold) by a fund, which will be marked-to-market on a daily basis, will be affected by changes in the value and dividend rates of the underlying securities, an increase in interest rates, changes in the actual or perceived volatility of securities markets and the underlying securities and the remaining time to the options' expiration. The value of the options may also be adversely affected if the market for the options becomes less liquid or smaller. An option is generally considered "covered" if a closed-end fund owns the security underlying the call option or has an absolute and immediate right to acquire that security without additional cash consideration (or, if required, liquid cash or other assets are segregated by the fund) upon conversion or exchange of other securities held by the fund. In certain cases, a call option may also be considered covered if a fund holds a call option on the same security as the call option written (sold) provided that certain conditions are met. By writing (selling) covered call options, a fund generally seeks to generate income, in the form of the premiums received for writing (selling) the call options. Investment income paid by a fund to its shareholders (such as the Portfolio) may be derived primarily from the premiums it receives from writing (selling) call options and, to a lesser extent, from the dividends and interest it receives from the equity securities or other investments held in the fund's portfolio and short-term gains thereon. Premiums from writing (selling) call options and dividends and interest payments made by the securities in a fund's portfolio can vary widely over time.

   Preferred Securities Risk. Certain closed-end funds held by the Portfolio may invest in preferred securities including preferred stocks, trust preferred securities or other similar securities.

   Preferred stocks are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks generally pay a fixed rate of return and are sold on the basis of current yield, like bonds. However, because they are equity securities, preferred stocks provide equity ownership of a company and the income is paid in the form of dividends. Preferred stocks typically have a yield advantage over common stocks as well as comparably-rated fixed income investments. Preferred stocks are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments.

   Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Distribution payments of the Portfolio preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, in some cases distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities prices fluctuate for several reasons including changes in investors' perception of the financial condition of an issuer or the general condition of the market for trust preferred securities, or when political or economic events affecting the issuers occur. Trust preferred securities are also sensitive to interest rate fluctuations, as the cost of capital rises and borrowing costs increase in a rising interest rate environment and the risk that a trust preferred security may be called for redemption in a falling interest rate environment. Trust preferred securities are also subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters. During any deferral period, investors are generally taxed as if they had received current income. In such a case, an investor will have income taxes due prior to receiving cash distributions to pay such taxes. In addition, the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments.

   Real Estate Investment Trusts. Certain closed-end funds held by the Portfolio may invest in securities issued by real estate investment trusts or other real estate-related investments. Many factors can have an adverse impact on the performance of a particular real estate investment trust or other real estate-related investments (a "REIT"), including its cash available for distribution, the credit quality of a particular REIT or the real estate industry generally. The success of REITs depends on various factors, including quality of property management, the occupancy and rent levels, appreciation of the underlying property and the ability to raise rents on those properties. Economic recession, overbuilding, tax law changes, environmental issues, higher interest rates or excessive speculation can all negatively impact REITs, their future earnings and share prices.

   Risks associated with the direct ownership of real estate include, among other factors,

    o   general U.S. and global as well as local economic conditions,

    o   decline in real estate values,

    o   possible lack of availability of mortgage funds,

    o   the financial health of tenants,

    o   overbuilding and increased competition for tenants,

    o   oversupply of properties for sale,

    o   changing demographics,

    o   changes in interest rates, tax rates and other operating expenses,

    o   changes in government regulations,

    o   changes in zoning laws,

    o the ability of the owner to provide adequate management, maintenance and insurance,

    o   faulty construction and the ongoing need for capital improvements,

    o   the cost of complying with the Americans with Disabilities Act,

    o regulatory and judicial requirements, including relating to liability for environmental hazards,

    o   natural or man-made disasters,

    o the ongoing financial strength and viability of government sponsored entities, such as Fannie Mae and Freddie Mac,

    o changes in the perception of prospective tenants of the safety, convenience and attractiveness of the properties changes in neighborhood values and buyer demand, and

    o the unavailability of construction financing or mortgage loans at rates acceptable to developers.

   Variations in rental income and space availability and vacancy rates in terms of supply and demand are additional factors affecting real estate generally and REITs in particular. Properties owned by a REIT may not be adequately insured against certain losses and may be subject to significant environmental liabilities, including remediation costs.

   You should also be aware that REITs may not be diversified and are subject to the risks of financing projects. The real estate industry may be cyclical, and, if a fund acquires REIT securities at or near the top of the cycle, there is increased risk of a decline in value of the REIT securities and therefore the value of the units. REITs are also subject to defaults by borrowers and the market's perception of the REIT industry generally.

   Because of their structure, and the legal requirement that they distribute at least 90% of their taxable income to shareholders annually, REITs require frequent amounts of new funding, through both borrowing money and issuing stock. Thus, REITs historically have frequently issued substantial amounts of new equity shares (or equivalents) to purchase or build new properties. This may have adversely affected REIT equity share market prices. Both existing and new share issuances may have an adverse effect on these prices in the future, especially when REITs continue to issue stock when real estate prices are relatively high and stock prices are relatively low.

   Senior Loans. Certain closed-end funds held by the Portfolio may invest in senior loans. Senior loans are issued by banks, other financial institutions and other investors to corporations, partnerships, limited liability companies and other entities to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, debt refinancings and, to a lesser extent, for general operating and other purposes. An investment by the closed-end funds in senior loans involves risk that the borrowers under senior loans may default on their obligations to pay principal or interest when due. Although senior loans may be secured by specific collateral, there can be no assurance that liquidation of collateral would satisfy the borrower's obligation in the event of non-payment or that such collateral could be readily liquidated. Senior loans are typically structured as floating rate instruments in which the interest rate payable on the obligation fluctuates with interest rate changes. As a result, the yield on closed-end funds investing in senior loans will generally decline in a falling interest rate environment and increase in a rising interest rate environment. Senior loans are generally below investment grade quality and may be unrated at the time of investment; are generally not registered with the SEC or state securities commissions; and are generally not listed on any securities exchange. In addition, the amount of public information available on senior loans is generally less extensive than that available for other types of securities.

   Foreign Issuer Risk. Some of the underlying securities held by certain of the closed-end funds in the Portfolio may be issued by foreign issuers. This subjects the Portfolio to more risks than if it only invested in closed-end funds which invest solely in securities of domestic issuers. Risks of foreign issuers include restrictions on foreign investments and exchange of securities and inadequate financial information. Foreign securities may also be affected by market and political factors specific to the issuer's country as well as fluctuations in foreign currency exchange rates. Risks associated with investing in foreign securities may be more pronounced in emerging markets where the securities markets are substantially smaller, less developed, less liquid, less regulated, and more volatile than the securities markets of the U.S. and developed foreign markets. Investments in debt securities of foreign governments present special risks, including the fact that issuers may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, or may be unable to make such repayments when due in the currency required under the terms of the debt. Political, economic and social events also may have a greater impact on the price of debt securities issued by foreign governments than on the price of U.S. securities. In addition, brokerage and other transaction costs on foreign securities exchanges are often higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries.

   Liquidity Risk. Liquidity risk is the risk that the value of a security will fall if trading in the security is limited or absent. No one can guarantee that a liquid trading market will exist for any security.

   No FDIC Guarantee. An investment in your Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CLOSED-END FUNDS
--------------------------------------------------------------------------------

    Closed-end funds are a type of investment company that holds an actively managed portfolio of securities. Closed-end funds issue shares in "closed-end" offerings which generally trade on a stock exchange (although some closed-end fund shares are not listed on a securities exchange). The funds in the Portfolio all are currently listed on a securities exchange. Since closed-end funds maintain a relatively fixed pool of investment capital, portfolio managers may be better able to adhere to their investment philosophies through greater flexibility and control. In addition, closed-end funds don't have to manage fund liquidity to meet potentially large redemptions.

    Closed-end funds are subject to various risks, including management's ability to meet the closed-end fund's investment objective, and to manage the closed-end fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding closed-end funds or their underlying investments change.

    Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

    The closed-end funds included in the Portfolio may employ the use of leverage in their portfolios through the issuance of preferred stock or other methods. While leverage often serves to increase the yield of a closed-end fund, this leverage also subjects the closed-end fund to increased risks. These risks may include the likelihood of increased volatility and the possibility that the closed-end fund's common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises.

    Certain of the funds in the Portfolio may be classified as "non-diversified" under the Investment Company Act of 1940. These funds have the ability to invest a greater portion of their assets in securities of a single issuer which could reduce diversification.

    Only the Trustee may vote the shares of the closed-end funds held in the Portfolio. The Trustee will vote the shares in the same general proportion as shares held by other shareholders of each fund. Your Portfolio is generally required, however, to reject any offer for securities or other property in exchange for portfolio securities as described under "Portfolio Administration--Portfolio Administration".

PUBLIC OFFERING
--------------------------------------------------------------------------------

   General. Units are offered at the Public Offering Price which includes the net assets value per Unit plus organization costs plus the sales charge. The net asset value per Unit is the value of the securities, cash and other assets in your Portfolio reduced by the liabilities of the Portfolio divided by the total Units outstanding. The "Fee Table" in Prospectus Part I describes the sales charge in detail. The actual sales charge that may be paid by an investor may differ slightly from the sales charges shown herein due to rounding that occurs in the calculation of the Public Offering Price and in the number of Units purchased.

   The minimum purchase is 100 Units (25 Units for retirement accounts) but may vary by selling firm. Certain broker-dealers or selling firms may charge an order handling fee for processing Unit purchases.

   Reducing Your Sales Charge. The Sponsor offers a variety of ways for you to reduce the sales charge that you pay. It is your financial professional's responsibility to alert the Sponsor of any discount when you purchase Units. Before you purchase Units you must also inform your financial professional of your qualification for any discount or of any combined purchases to be eligible for a reduced sales charge. You may not combine discounts.

   Employees. Employees, officers and directors (including their spouses and children under 21 living in the same household, and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates, and, when permitted, dealers and their affiliates may purchase Units at the Public Offering Price less the applicable dealer concession.

   Distribution Reinvestments. We do not charge any sales charge when you reinvest distributions from your Portfolio into additional Units of your Portfolio.

   Unit Price. The Public Offering Price of Units will vary from the amounts stated under "Essential Information" in Prospectus Part I in accordance with fluctuations in the prices of the underlying Securities in the Portfolio. The initial price of the Securities was determined by the Trustee. The Trustee will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. The Evaluation Time is the close of the New York Stock Exchange on each business day. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange. The Public Offering Price per Unit will be effective for all orders received prior to the Evaluation Time on each business day. Orders received by the Sponsor prior to the Evaluation Time and orders received by authorized financial professionals prior to the Evaluation Time that are properly transmitted to the Sponsor by the time designated by the Sponsor, are priced based on the date of receipt. Orders received by the Sponsor after the Evaluation Time, and orders received by authorized financial professionals after the Evaluation Time or orders received by such persons that are not transmitted to the Sponsor until after the time designated by the Sponsor, are priced based on the date of the next determined Public Offering Price per Unit provided they are received timely by the Sponsor on such date. It is the responsibility of authorized financial professionals to transmit orders received by them to the Sponsor so they will be received in a timely manner.

   The value of portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Trustee determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trustee or an independent pricing service used by the Trustee. In these cases, the Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to securities that are primarily listed on foreign exchanges, the value of the portfolio securities may change on days when you will not be able to purchase or sell Units. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time. The Sponsor will provide price dissemination and oversight services to the Portfolio.

   Unit Distribution. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price. Units repurchased in the secondary market, if any, may be offered by this prospectus at the secondary market Public Offering Price in the manner described above.

   The Sponsor intends to qualify Units for sale in a number of states. Brokers, dealers and others will be allowed a regular concession or agency commission in connection with the distribution of Units equal to 80% of the sales charge applicable to the transaction.

   Except as provided in this section, any sales charge discount provided to investors will be borne by the selling broker-dealer or agent. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   We may provide, at our own expense and out of our own profits, additional compensation and benefits to broker-dealers who sell Units of this Portfolio and our other products. This compensation is intended to result in additional sales of our products and/or compensate broker-dealers and financial advisors for past sales. We may make these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisors, advertising, sponsorship of events or seminars, obtaining shelf space in broker-dealer firms and similar activities designed to promote the sale of the Portfolio and our other products. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. These arrangements will not change the price you pay for your Units.

   Sponsor Compensation. The Sponsor will receive the total sales charge applicable to each transaction. Except as provided under "Unit Distribution" above, any sales charge discount provided to investors will be borne by the selling dealer or agent. In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to the Portfolio on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities. The Sponsor may realize profit or loss as a result of the possible fluctuations in the market value of Units held by the Sponsor for sale to the public. In maintaining a secondary market, the Sponsor will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   The Sponsor or an affiliate may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities or related securities. An affiliate may act as a specialist or market maker for these Securities. An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.

   Market for Units. Although it is not obligated to do so, the Sponsor may maintain a market for Units and to purchase Units at the secondary market repurchase price (which is described under "Right of Unitholders--Redemption of Units"). The Sponsor may discontinue purchases of Units or discontinue purchases at this price at any time. In the event that a secondary market is not maintained, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. The Trustee will notify the Sponsor of any Units tendered for redemption. If the Sponsor's bid in the secondary market equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. The Sponsor may sell repurchased Units at the secondary market Public Offering Price per Unit.

RETIREMENT ACCOUNTS
--------------------------------------------------------------------------------

   Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The minimum purchase for these accounts is reduced to 25 Units but may vary by selling firm. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.

RIGHTS OF UNITHOLDERS
--------------------------------------------------------------------------------

   Distributions. Dividends, pro rated on an annual basis and net of expenses, and any net proceeds from the sale of Securities received by the Portfolio will generally be distributed to Unitholders on each Distribution Date to Unitholders of record on the preceding Record Date. These dates appear under "Essential Information" in Prospectus Part I. Unitholders will also receive a final distribution of dividends when their Portfolio terminates. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered). Unitholders may elect to receive distributions in cash or to have distributions reinvested into additional Units. Distributions may also be reinvested into Van Kampen mutual funds. See "Rights of Unitholders--Reinvestment Option".

   Dividends received by the Portfolio are credited to the Income Account of the Portfolio. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or pay deferred sales charges, fees or expenses, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a Record Date and prior to the following Distribution Date will be held in the Capital Account and not distributed until the next Distribution Date. Any distribution to Unitholders consists of each Unitholder's pro rata share of the available cash in the Income and Capital Accounts as of the related Record Date.

   The income distribution to the Unitholders as of each Record Date will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to such portion of each Unitholder's pro rata share of the estimated net annual income distributions in the Income Account. Because income payments are not received by this Portfolio at a constant rate throughout the year, such distributions to Unitholders may be more or less than the amount credited to the Income Account as of the Record Date. For the purpose of minimizing fluctuation in the distributions from the Income Account, the Trustee is authorized to advance such amounts as may be necessary to provide income distributions of approximately equal amounts. The Trustee shall be reimbursed, without interest, for any such advances from funds in the Income Account on the ensuing Record Date.

   Estimated Distributions. The estimated initial distribution and estimated net annual income per Unit may be shown under "Essential Information" in Prospectus
Part I. The estimate of the income a Portfolio may receive is based on the most recent ordinary quarterly dividends declared by an issuer, the most recent interim and final dividends declared for certain foreign issuers, or scheduled income payments (in all cases accounting for any applicable foreign withholding taxes). The actual net annual distributions are expected to decrease over time. Securities may also be sold to pay regular fees and expenses during a Portfolio's life. Dividend and income conventions for certain companies and/or certain countries differ from those typically used in the United States and in certain instances, dividends/income paid or declared over several years or other periods may be used to estimate annual distributions. The actual net annual income distributions you receive will vary from the estimated amount due to changes in a Portfolio's fees and expenses, in actual income received by a Portfolio, currency fluctuations and with changes in a Portfolio such as the acquisition, call, maturity or sale of Securities. Due to these and various other factors, actual income received by a Portfolio will most likely differ from the most recent dividends or scheduled income payments.

   Reinvestment Option. Unitholders may have distributions automatically reinvested in additional Units without a sales charge (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides) through two options. Brokers and dealers can use the Dividend Reinvestment Service through Depository Trust Company or purchase a Reinvest CUSIP, if available. To participate in this reinvestment option, a Unitholder must file with the Trustee a written notice of election, together with any certificate representing Units and other documentation that the Trustee may then require, at least five days prior to the related Record Date. A Unitholder's election will apply to all Units owned by the Unitholder and will remain in effect until changed by the Unitholder. If Units are unavailable for reinvestment, distributions will be paid in cash.

   In addition, under the Planned Reinvestment Option (PRO) Unitholders may elect to have distributions automatically reinvested in certain Van Kampen mutual funds (the "Reinvestment Funds"). Each Reinvestment Fund has investment objectives which differ from those of the Portfolio. The prospectus relating to each Reinvestment Fund describes its investment policies and how to begin reinvestment. A Unitholder may obtain a prospectus for the Reinvestment Funds from the Sponsor. Purchases of shares of a Reinvestment Fund will be made at a net asset value computed on the Distribution Date. Unitholders with an existing PRO account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new account which allows purchases of Reinvestment Fund shares at net asset value. Distributions will be taxable to Unitholders whether paid in cash or reinvested in additional Units or a Reinvestment Fund.

   A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing no later than five days before a Distribution Date. The Sponsor, each Reinvestment Fund, and its investment adviser shall have the right to suspend or terminate these reinvestment plans at any time. Each reinvestment plan is subject to availability or limitation by each broker-dealer or selling firm. Broker-dealers may suspend or terminate the offering of a reinvestment plan at any time.

   Redemption of Units. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286. Certificates must be tendered to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No later than the seventh day following the tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Portfolio business day, the date of tender is deemed to be the next business day. Redemption requests received by the Trustee after the Evaluation Time, and redemption requests received by authorized financial professionals after the Evaluation Time or redemption requests received by such persons that are not transmitted to the Trustee until after the designated by the Trustee, are priced based on the date of the next determined redemption price provided they are received timely by the Trustee on such date. It is the responsibility of authorized financial professionals to transmit redemption requests received by them to the Trustee so they will be received in a timely manner. Certain broker-dealers or selling firms may charge an order handling fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such fees.

   Unitholders tendering 1,000 or more Units of the Portfolio (or such higher amount as may be required by your broker-dealer or selling agent) for redemption may request an in kind distribution of Securities equal to the Redemption Price per Unit on the date of tender. Unitholders may not request an in kind distribution of Securities during the five business days prior to the Portfolio's termination. The Portfolio generally does not offer in kind distributions of portfolio securities that are held in foreign markets. An in kind distribution will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. Amounts representing fractional shares will be distributed in cash. The Trustee may adjust the number of shares of any Security included in a Unitholder's in kind distribution to facilitate the distribution of whole shares.

   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are redeemed in kind or sold, the size of the Portfolio will be, and the diversity of the Portfolio may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an in kind distribution. See "Taxation".

   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in the Portfolio determined on the basis of (i) the cash on hand in the Portfolio, (ii) the value of the Securities in the Portfolio and (iii) dividends receivable on the Securities in the Portfolio trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Portfolio and (b) the accrued expenses of the Portfolio. For these purposes, the Trustee may determine the value of the Securities in the following manner: If the Securities are listed on a national or foreign securities exchange or the Nasdaq Stock Market, Inc., this evaluation is generally based on the closing sale prices on that exchange or market (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or market, at the closing bid prices. If the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange or market, the evaluation may be based on the current bid price on the over-the-counter market. If current bid prices are unavailable or inappropriate, the evaluation may be determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the Securities on the bid side of the market or (c) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.

   Exchange Option. When you redeem Units of your Portfolio or when your Portfolio terminates, you may be able to exchange your Units for units of other Van Kampen unit trusts at a reduced sales charge. You should contact your financial professional for more information about trusts currently available for exchanges. Before you exchange Units, you should read the prospectus of the new trust carefully and understand the risks and fees. You should then discuss this option with your financial professional to determine whether your investment goals have changed, whether current trusts suit you and to discuss tax consequences. We may discontinue this option at any time.

   Units. Ownership of Units is evidenced in book-entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, and certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Fractional certificates will not be issued. The Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   Reports Provided. Unitholders will receive a statement of dividends and other amounts received by a Portfolio for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends and capital received, actual Portfolio distributions, Portfolio expenses, a list of the Securities and other Portfolio information. Unitholders may obtain evaluations of the Securities upon request to the Trustee. If you have questions regarding your account or your Portfolio, please contact your financial advisor or the Trustee. The Sponsor does not have access to individual account information.

PORTFOLIO ADMINISTRATION
--------------------------------------------------------------------------------

   Portfolio Administration. The Portfolio is not a managed fund and, except as provided in the Trust Agreement, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect the Portfolio based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Supervisor retention of the Security would be detrimental to the Portfolio. If a public tender offer has been made for a Security or a merger or acquisition has been announced affecting a Security, the Trustee may either sell the Security or accept an offer if the Supervisor determines that the sale or exchange is in the best interest of Unitholders. The Trustee will distribute any cash proceeds to Unitholders. In addition, the Trustee may sell Securities to redeem Units or pay Portfolio expenses or deferred sales charges. The Trustee must reject any offer for securities or property other than cash in exchange for the Securities. If securities or property are nonetheless acquired by the Portfolio, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Portfolio. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Portfolio to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next Distribution Date.

   The Trust Agreement requires the Trustee to vote all shares of the funds held in the Portfolio in the same manner and ratio on all proposals as the owners of such shares not held by the Portfolio.

   When your Portfolio sells Securities, the composition and diversity of the Securities in the Portfolio may be altered. However, if the Trustee sells funds shares to redeem Units or to pay Portfolio expenses or sales charges, the Trustee will do so, as nearly as practicable, on a pro rata basis. In order to obtain the best price for the Portfolio, it may be necessary for the Supervisor to specify minimum amounts in which blocks of Securities are to be sold. In effecting purchases and sales of portfolio securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Portfolio, the Sponsor or dealers participating in the offering of Units.

   Pursuant to an exemptive order, the Portfolio may be permitted to sell Securities to a new trust when it terminates if those Securities are included in the new trust. The exemption may enable the Portfolio to eliminate commission costs on these transactions. The price for those securities will be the closing sale price on the sale date on the exchange where the Securities are principally traded, as certified by the Sponsor.

   Amendment of the Trust Agreement. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not materially adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.

   Termination. Your Portfolio will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Portfolio. Your Portfolio may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of the Portfolio is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000) (the "Minimum Termination Value"). Your Portfolio will be liquidated by the Trustee in the event that a sufficient number of Units of the Portfolio not yet sold are tendered for redemption by the Sponsor, so that the net worth of the Portfolio would be reduced to less than 40% of the value of the Securities at the time they were deposited in the Portfolio. If your Portfolio is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with a Portfolio termination nine business days before, and no later than, the Mandatory Termination Date. Approximately forty-five days before this date, the Trustee will notify Unitholders of the termination and provide a form enabling qualified Unitholders to elect an in kind distribution of Securities, provided that Unitholders may not request an in kind distribution of Securities within thirty days of the Portfolio's termination. Any in kind distribution of Securities will be made in the manner and subject to the restrictions described under "Rights of Unitholders--Redemption of Units". Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Portfolio expenses and costs. Unitholders will receive a final distribution statement following termination. The Information Supplement contains further information regarding termination of your Portfolio. See "Additional Information".

   Limitations on Liabilities. The Sponsor, Supervisor and Trustee are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee is not liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and is not liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on the Portfolio which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Sponsor and Supervisor may rely on any evaluation furnished by the Trustee and have no responsibility for the accuracy thereof. Determinations by the Trustee shall be made in good faith upon the basis of the best information available to it.

   Sponsor. Van Kampen Funds Inc. is the Sponsor of the Portfolios. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $107 billion under management or supervision as of April 30, 2008. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,200 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that provides a wide range of investment banking, securities, investment management and wealth management services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities as well as providing investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 522 Fifth Avenue, New York, New York 10036. As of April 30, 2008, the total stockholders equity of Van Kampen Funds Inc. was $149,214,929 (unaudited).

   The Sponsor and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio. The Information Supplement contains additional information about the Sponsor.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolio as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   Trustee. The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 221-7668. If you have questions regarding your account or your Portfolio, please contact the Trustee at its principal unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".

TAXATION
--------------------------------------------------------------------------------

   Federal Tax Matters. This section summarizes some of the principal U.S. federal income tax consequences of owning Units of a Portfolio. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, a tax-exempt entity, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

   This federal income tax summary is based in part on the advice of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review the federal income tax treatment of the assets to be deposited in the Portfolio.

   As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

   Assets of the Portfolio. The Portfolio is expected to hold shares (the "RIC Shares") in funds qualifying to be treated as regulated investment companies ("RICs") for federal income tax purposes.

   It is possible that the Portfolio will also hold other assets, including assets that are treated differently for federal income tax purposes from those described above, in which case you will have federal income tax consequences different from or in addition to those described in this section. All of the assets held by the Portfolio constitute the "Portfolio Assets". Neither our counsel nor we have analyzed the proper federal income tax treatment of the Portfolio Assets.

   Portfolio Status. If the Portfolio is at all times operated in accordance with the documents establishing the Portfolio and certain requirements of federal income tax law are met, the Portfolio will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Portfolio Assets, and as such you will be considered to have received a pro rata share of income (e.g., dividends and capital gains, if any) from each Portfolio Asset when such income would be considered to be received by you if you directly owned the Portfolio Assets. This is true even if you elect to have your distributions reinvested into additional Units. In addition, the income from Portfolio Assets that you must take into account for federal income tax purposes is not reduced by amounts used to pay sales charges or Portfolio expenses.

   Your Tax Basis and Income or Loss upon Disposition. If your Portfolio disposes of Portfolio Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your adjusted tax basis in the related Portfolio Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Portfolio Asset by apportioning the cost of your Units, including sales charges, among the Portfolio Assets ratably according to their values on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, as discussed below).

   If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (zero for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000, with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended (the "Code"), however, treats certain capital gains as ordinary income in special situations.

   Dividends from RIC Shares. Unitholders of the Portfolio are treated as directly receiving dividends and distributions paid to the Portfolio by the Portfolio Assets. Some dividends on the RIC Shares may be designated as "capital gain dividends", generally taxable to you as long-term capital gains. Some dividends on the RIC Shares may qualify as "exempt interest dividends", which generally are excluded from your gross income for federal income tax purposes. Some or all of the exempt-interest dividends, if any, however may be taken into account in determining your alternative minimum tax, and may have other tax consequences (e.g., they may affect the amount of your social security benefits that are taxed). Other dividends on the RIC Shares will generally be taxable to you as ordinary income. For an individual who owns Units, certain ordinary income dividends from a RIC may qualify to be taxed at the same rates that currently apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the RIC itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. Regulated investment companies are required to provide notice to their shareholders of the amount of any distribution that may be taken into account as a dividend that is eligible for the capital gains tax rates. If you hold a Unit for six months or less or if your Portfolio holds a RIC Share for six months or less, any loss incurred by you related to the disposition of such RIC Share will be disallowed to the extent of the exempt-interest dividends you received. To the extent, if any, it is not disallowed, it will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share. Distributions of income or capital gains declared on the RIC Shares in October, November or December but paid in January will be deemed to have been paid to you on December 31 of the year they are declared.

   Dividends Received Deduction. A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to dividends received by the Portfolio, because the dividends received deduction is generally not available for dividends from RICs.

   In Kind Distributions. Under certain circumstances as described in this prospectus, you may request an in kind distribution of Portfolio Assets when you redeem your Units or at your Portfolio's termination. By electing to receive an in kind distribution, you will receive Portfolio Assets plus, possibly, cash. You will not recognize gain or loss if you only receive whole Portfolio Assets in exchange for the identical amount of your pro rata portion of the same Portfolio Assets held by your Portfolio. However, if you also receive cash in exchange for a Portfolio Asset or a fractional portion of a Portfolio Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Portfolio Asset or fractional portion.

   Exchanges. If you elect to have your proceeds from your Portfolio rolled over into a future series of the Portfolio, it is considered a sale for federal income tax purposes and, in general, any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of your Portfolio for units of the next series will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Portfolio Assets under the wash sale provisions of the Code.

   Limitations on the Deductibility of Portfolio Expenses. Generally, for federal income tax purposes, you must take into account your full pro rata share of your Portfolio's income, even if some of that income is used to pay Portfolio expenses. You may deduct your pro rata share of each expense paid by your Portfolio to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Portfolio as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

   Because some of the RICs may pay exempt-interest dividends, which are treated as tax-exempt interest for federal income tax purposes, you may not be able to deduct some of your share of the Portfolio expenses. In addition, you may not be able to deduct some of your interest expense for debt that you incur or continue to purchase or carry your Units.

   Foreign Tax Credit. If your Trust invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Trust paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Trust paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes if your Trust meets the requirements for passing through such deductions or credits to Unitholders.

   Foreign Investors. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or Portfolio), you may not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Portfolio or gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

   New York Tax Status. Under the existing income tax laws of the State and City of New York, your Portfolio will not be taxed as a corporation subject to the New York State franchise tax and New York City general corporation tax. You should consult your tax advisor regarding potential federal, foreign, state or local taxation with respect to your Units based on your individual circumstances.

PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------

   General. The fees and expenses of your Portfolio will generally accrue on a daily basis. Portfolio operating fees and expenses are generally paid out of the Income Account to the extent funds are available, and then from the Capital Account. It is expected that Securities will be sold to pay these amounts which will result in capital gains or losses to Unitholders. See "Taxation". These sales will reduce future income distributions. The Sponsor's, Supervisor's and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.

   Trustee's Fee. For its services the Trustee will receive the fee from your Portfolio set forth in the "Fee Table" in Prospectus Part I (which includes the estimated amount of miscellaneous Portfolio expenses). The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to your Portfolio is expected to result from the use of these funds.

   Compensation of Sponsor and Supervisor. The Sponsor and the Supervisor will receive the annual fees for providing bookkeeping and administrative services and portfolio supervisory services set forth in the "Fee Table" in Prospectus
Part I. The fee paid to the Sponsor may exceed the actual costs of providing these services to your Portfolio but at no time will the total amount received for these services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year. The Supervisor's fee is charged as a percentage of average daily net asset value and accrues daily and is paid quarterly.

   Miscellaneous Expenses. The following additional charges are or may be incurred by your Portfolio: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Portfolio, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Portfolio and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Portfolio without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees, (h) costs associated with liquidating the securities held in the Portfolio, (i) any offering costs incurred after the end of the initial offering period and (j) expenditures incurred in contacting Unitholders upon termination of the Portfolio. The Portfolio may pay the expenses of updating its registration statement each year. The Portfolio will pay a license fee to Cohen & Steers Capital Management, Inc. for the use of certain service marks.

   Fund Expenses. The Portfolio will also indirectly bear the expenses of the underlying funds. While the Portfolio will not pay these expenses directly out of its assets, these expenses are shown in the Portfolio's annual operating expenses in the "Fee Table" in Prospectus Part I to illustrate the impact of these expenses.

OTHER MATTERS
--------------------------------------------------------------------------------

   Legal Opinions. The legality of the Units offered hereby has been passed upon by Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, New York 10022, as counsel for the Sponsor. Dorsey & Whitney LLP has acted as counsel to the Trustee.

   Independent Registered Public Accounting Firm. The financial statements included in this prospectus have been audited by Grant Thornton LLP, independent registered public accounting firm, as set forth in their report in this prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

   This prospectus does not contain all the information set forth in the registration statement filed by the Portfolio with the SEC. The Information Supplement, which has been filed with the SEC and is incorporated herein by reference, includes more detailed information concerning the Securities, investment risks and general information about the Portfolio. Information about your Portfolio (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You may obtain information about the Public Reference Room by calling 1-202-551-8090. Reports and other information about your Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.




TABLE OF CONTENTS
--------------------------------------------------------------------------------

        Title                                    Page
        -----                                    ----
   The Portfolio...............................     2
   Objectives and Securities Selection.........     2
   Risk Factors................................     4
   Closed-End Funds............................     8
   Public Offering.............................     9
   Retirement Accounts.........................    11
   Rights of Unitholders.......................    11
   Portfolio Administration....................    13
   Taxation....................................    16
   Portfolio Operating Expenses................    18
   Other Matters...............................    19
   Additional Information......................    19




                                   PROSPECTUS
                                    PART TWO

                              Cohen & Steers Master
                           Equity and Income Portfolio




Van Kampen
Investments








                           Strategic Closed-End Trust
                  (Senior Loan and Limited Duration Portfolio)



                               Prospectus Part Two



                       This prospectus contains two parts.

                     No one may use this Prospectus Part Two
                   unless accompanied by Prospectus Part One.

      You should read this prospectus and retain it for future reference.

--------------------------------------------------------------------------------

  The Securities and Exchange Commission has not approved or disapproved of the Trust units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.




Van Kampen
Investments





THE PORTFOLIO
--------------------------------------------------------------------------------

   The Portfolio was created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), dated the Initial Date of Deposit, among Van Kampen Funds Inc., as Sponsor, Van Kampen Asset Management, as Supervisor, and The Bank of New York Mellon, as Trustee or their predecessors.

   The Portfolio offers investors the opportunity to purchase Units representing proportionate interests in a portfolio of shares of closed-end funds. The Portfolio may be an appropriate medium for investors who desire to participate in a portfolio of securities with greater diversification than they might be able to acquire individually.

   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Portfolio. Unless otherwise terminated as provided in the Trust Agreement, the Portfolio will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in the "Portfolio" in Prospectus Part I and any additional securities deposited into the Portfolio.

   Additional Units of the Portfolio may be issued at any time by depositing in the Portfolio (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit or the equivalent) with instructions to purchase additional Securities. As additional Units are issued by the Portfolio, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into the Portfolio following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares of each Security in the Portfolio that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Portfolio will pay the associated brokerage or acquisition fees. Purchases and sales of Securities by your Portfolio may impact the value of the Securities. This may especially be the case during the initial offering of Units, upon Portfolio termination and in the course of satisfying large Unit redemptions.

   Each Unit of the Portfolio initially offered represents an undivided interest in the Portfolio. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in the Portfolio represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in the Portfolio will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

   The Portfolio consists of (a) the Securities (including contracts for the purchase thereof) listed under the "Portfolio" in Prospectus Part I as may continue to be held from time to time in the Portfolio, (b) any additional Securities acquired and held by the Portfolio pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

OBJECTIVES AND SECURITIES SELECTION
--------------------------------------------------------------------------------

   The Portfolio seeks to provide high current income by investing in a portfolio primarily consisting of common stock of closed-end investment companies (known as "closed-end funds") that invest in senior corporate loans or other debt securities of limited duration. "Duration" is a measure of the sensitivity of a debt security's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a security for every 1 percent change in interest rates (i.e., a 5-year duration means the security should fall about 5 percent in value if interest rates rise by 1 percent, and vice versa). Higher durations signify greater price volatility. There is no assurance that the Portfolio will achieve its objective.

   The Sponsor does not manage the Portfolio. You should note that the Sponsor applied the selection criteria to the Securities for inclusion in the Portfolio prior to the Initial Date of Deposit. After the initial selection, the Securities may no longer meet the selection criteria. Should a Security no longer meet the selection criteria, we will generally not remove the Security from the Portfolio. In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities in the Portfolio, taken as a whole, which are represented by the Units.

RISK FACTORS
--------------------------------------------------------------------------------

   All investments involve risk. This section describes the main risks that can impact the value of the securities in your Portfolio or in the underlying funds. You should understand these risks before you invest. If the value of the securities falls, the value of your Units will also fall. We cannot guarantee that your Portfolio will achieve its objective or that your investment return will be positive over any period.

   Market Risk. Market risk is the risk that the value of the securities in your Portfolio or in the underlying funds will fluctuate. This could cause the value of your Units to fall below your original purchase price. Market value fluctuates in response to various factors. These can include changes in interest rates, inflation, the financial condition of a security's issuer, perceptions of the issuer, or ratings on a security. Even though your Portfolio is supervised, you should remember that we do not manage your Portfolio. Your Portfolio will not sell a security solely because the market value falls as is possible in a managed fund.

   Interest Rate Risk. Interest rate risk is the risk that the value of securities held by a closed-end fund will fall if interest rates increase. The securities held by the closed-end funds typically fall in value when interest rates rise and rise in value when interest rates fall. The securities held by the closed-end funds with longer periods before maturity are often more sensitive to interest rate changes.

   Credit Risk. Credit risk is the risk that a borrower is unable to meet its obligation to pay principal or interest on a security held by a closed-end fund. This may reduce the level of dividends a closed-end fund pays which would reduce your income and could cause the value of your Units to fall.

   Closed-End Funds. The Portfolio invests in shares of closed-end funds. You should understand the section titled "Closed-End Funds" before you invest. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors. Closed-end funds are subject to various risks, including management's ability to meet the fund's investment objective, and to manage the fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding closed-end funds or their underlying investments change. The Portfolio and the underlying funds have operating expenses. You will bear not only your share of the Portfolio's expenses, but also the expenses of the underlying funds. By investing in other funds, the Portfolio incurs greater expenses than you would incur if you invested directly in the funds.

    Senior Loans. All of the closed-end funds held by your Portfolio may invest in senior loans. Senior loans are issued by banks, other financial institutions and other investors to corporations, partnerships, limited liability companies and other entities to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, debt refinancings and, to a lesser extent, for general operating and other purposes. Further information about senior loans appears in the following section entitled "Senior Loan Investments."

    An investment by the closed-end funds in senior loans involves risk that the borrowers under senior loans may default on their obligations to pay principal or interest when due. Although senior loans may be secured by specific collateral, there can be no assurance that liquidation of collateral would satisfy the borrower's obligation in the event of non-payment or that such collateral could be readily liquidated. Senior loans are typically structured as floating rate instruments in which the interest rate payable on the obligation fluctuates with interest rate changes. As a result, the yield on closed-end funds investing in senior loans will generally decline in a falling interest rate environment and increase in a rising interest rate environment. Senior loans are generally below investment grade quality and may be unrated at the time of investment; are generally not registered with the SEC or state securities commissions; and are generally not listed on any securities exchange. In addition, the amount of public information available on senior loans is generally less extensive than that available for other types of securities.

    High-Yield Security Risk. The closed-end funds held by your Portfolio may invest in high-yield securities or unrated securities. High-yield, high risk securities are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. The value of these securities will decline significantly with increases in interest rates, not only because increases in rates generally decrease values, but also because increased rates may indicate an economic slowdown. An economic slowdown, or a reduction in an issuer's creditworthiness, may result in the issuer being unable to maintain earnings at a level sufficient to maintain interest and principal payments.

    High-yield or "junk" securities, the generic names for securities rated below "BBB" by Standard & Poor's or "Baa" by Moody's, are frequently issued by corporations in the growth stage of their development or by established companies who are highly leveraged or whose operations or industries are depressed. Securities rated below BBB or Baa are considered speculative as these ratings indicate a quality of less than investment grade. Because high-yield securities are generally subordinated obligations and are perceived by investors to be riskier than higher rated securities, their prices tend to fluctuate more than higher rated securities and are affected by short-term credit developments to a greater degree.

    The market for high-yield securities is smaller and less liquid than that for investment grade securities. High-yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high-yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

    Foreign Issuer Risk. Some of the underlying securities held by certain of the closed-end funds in the Portfolio may be issued by foreign issuers. This subjects the Portfolio to more risks than if it only invested in closed-end funds which invest solely in securities of domestic issuers. Risks of foreign issuers include restrictions on foreign investments and exchange of securities and inadequate financial information. Foreign securities may also be affected by market and political factors specific to the issuer's country as well as fluctuations in foreign currency exchange rates. Risks associated with investing in foreign securities may be more pronounced in emerging markets where the securities markets are substantially smaller, less developed, less liquid, less regulated, and more volatile than the securities markets of the U.S. and developed foreign markets. Investments in debt securities of foreign governments present special risks, including the fact that issuers may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, or may be unable to make such repayments when due in the currency required under the terms of the debt. Political, economic and social events also may have a greater impact on the price of debt securities issued by foreign governments than on the price of U.S. securities. In addition, brokerage and other transaction costs on foreign securities exchanges are often higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries.

    Liquidity Risk. Liquidity risk is the risk that the value of a security will fall if trading in the security is limited or absent. No one can guarantee that a liquid trading market will exist for any security.

   No FDIC Guarantee. An investment in your Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SENIOR LOAN INVESTMENTS
--------------------------------------------------------------------------------

    The Portfolio mainly invests in closed-end funds that invest in secured senior loans to corporations, partnerships and other business entities. These loans are backed by a company's assets and have a senior position in a company's capital structure, ahead of other types of debt securities, as well as preferred and common stock. Additionally, the interest rates on senior loans generally float over published interest rate indices which can move up or down with market rate movements.

    Senior secured loans generally hold the most senior position in a borrower's capital structure and are typically backed by assets such as inventory, receivables, real estate property, buildings. These assets can also include intellectual property such as patents or trademarks, and even the stock of other companies or subsidiaries. In addition, while secured creditors generally receive greater protection in insolvency situations, there is no assurance that collateral will be sufficient to repay interest and/or principal in such situations.

    Secured senior loans have historically paid a higher rate of interest than most short-term investments. The underlying loan rates "float" above indices such as the prime rate offered by one or more major banks, the London Inter-Bank Offered Rate ("LIBOR"), or the certificate of deposit rate or other base lending rates used by commercial lenders. As a result, the interest rates realized by the closed-end funds held by the Portfolio will generally adjust up or down with changes in interest rates. Since secured senior loans generally have floating interest rates, they are typically not as sensitive as fixed-income investments to price fluctuations due to changes in interest rates. Of course, there is no guarantee that this will occur in the future.

CLOSED-END FUNDS
--------------------------------------------------------------------------------

    Closed-end funds are a type of investment company that hold an actively managed portfolio of securities. Closed-end funds issue shares in "closed-end" offerings which generally trade on a stock exchange (although some closed-end fund shares are not listed on a securities exchange). The funds in the Portfolio all are currently listed on a securities exchange. Since closed-end funds maintain a relatively fixed pool of investment capital, portfolio managers may be better able to adhere to their investment philosophies through greater flexibility and control. In addition, closed-end funds don't have to manage fund liquidity to meet potentially large redemptions.

    Closed-end funds are subject to various risks, including management's ability to meet the closed-end fund's investment objective, and to manage the closed-end fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding closed-end funds or their underlying investments change.

    Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

    The closed-end funds included in the Portfolio may employ the use of leverage in their portfolios through the issuance of preferred stock or other methods. While leverage often serves to increase the yield of a closed-end fund, this leverage also subjects the closed-end fund to increased risks. These risks may include the likelihood of increased volatility and the possibility that the closed-end fund's common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises.

    Certain of the funds in the Portfolio may be classified as "non-diversified" under the Investment Company Act of 1940. These funds have the ability to invest a greater portion of their assets in securities of a single issuer which could reduce diversification.

    Only the Trustee may vote the shares of the closed-end funds held in the Portfolio. The Trustee will vote the shares in the same general proportion as shares held by other shareholders of each fund. Your Portfolio is generally required, however, to reject any offer for securities or other property in exchange for portfolio securities as described under "Portfolio Administration--Portfolio Administration."

PUBLIC OFFERING
--------------------------------------------------------------------------------

   General. Units are offered at the Public Offering Price which includes the underlying value of the Securities, the sales charge, and cash, if any, in the Income and Capital Accounts. The "Fee Table" in Prospectus Part I describes the sales charges in detail. The actual sales charge that may be paid by an investor may differ slightly from the sales charges shown herein due to rounding that occurs in the calculation of the Public Offering Price and in the number of Units purchased.

   The minimum purchase is 100 Units (25 Units for retirement accounts) but may vary by selling firm. Certain broker-dealers or selling firms may charge an order handling fee for processing Unit purchases.

   Reducing Your Sales Charge. The Sponsor offers a variety of ways for you to reduce the sales charge that you pay. It is your financial professional's responsibility to alert the Sponsor of any discount when you purchase Units. Before you purchase Units you must also inform your financial professional of your qualification for any discount or of any combined purchases to be eligible for a reduced sales charge. You may not combine discounts.

   Employees. Employees, officers and directors (including their spouses and children under 21 living in the same household, and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates, and dealers and their affiliates may purchase Units at the Public Offering Price less the applicable dealer concession. All employee discounts are subject to the policies of the related selling firm. Only employees, officers and directors of companies that allow their employees to participate in this employee discount program are eligible for the discounts.

   Distribution Reinvestments. We do not charge any sales charge when you reinvest distributions from your Portfolio into additional Units of your Portfolio.

   Unit Price. The Public Offering Price of Units will vary from the amounts stated under "Summary of Essential Financial Information" in Prospectus Part I in accordance with fluctuations in the prices of the underlying Securities in the Portfolio. The initial price of the Securities was determined by the Trustee. The Trustee will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. The Evaluation Time is the close of the New York Stock Exchange on each business day. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange. The Public Offering Price per Unit will be effective for all orders received prior to the Evaluation Time on each business day. Orders received by the Sponsor prior to the Evaluation Time and orders received by authorized financial professionals prior to the Evaluation Time that are properly transmitted to the Sponsor by the time designated by the Sponsor, are priced based on the date of receipt. Orders received by the Sponsor after the Evaluation Time, and orders received by authorized financial professionals after the Evaluation Time or orders received by such persons that are not transmitted to the Sponsor until after the time designated by the Sponsor, are priced based on the date of the next determined Public Offering Price per Unit provided they are received timely by the Sponsor on such date. It is the responsibility of authorized financial professionals to transmit orders received by them to the Sponsor so they will be received in a timely manner.

   The value of portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Trustee determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trustee or an independent pricing service used by the Trustee. In these cases, the Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to securities that are primarily listed on foreign exchanges, the value of the portfolio securities may change on days when you will not be able to purchase or sell Units. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time. The Sponsor will provide price dissemination and oversight services to the Portfolio.

   Unit Distribution. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price. Units repurchased in the secondary market, if any, may be offered by this prospectus at the secondary market Public Offering Price in the manner described above.

   The Sponsor intends to qualify Units for sale in a number of states. Brokers, dealers and others will be allowed a regular concession or agency commission in connection with the distribution of Units equal to 80% of the sales charge applicable to the transaction.

   Except as provided in this section, any sales charge discount provided to investors will be borne by the selling broker-dealer or agent. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   We may provide, at our own expense and out of our own profits, additional compensation and benefits to broker-dealers who sell Units of this Portfolio and our other products. This compensation is intended to result in additional sales of our products and/or compensate broker-dealers and financial advisors for past sales. We may make these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisors, advertising, sponsorship of events or seminars, obtaining shelf space in broker-dealer firms and similar activities designed to promote the sale of the Portfolio(s) and our other products. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. These arrangements will not change the price you pay for your Units.

   Sponsor Compensation. The Sponsor will receive the total sales charge applicable to each transaction. Except as provided under "Unit Distribution" above, any sales charge discount provided to investors will be borne by the selling dealer or agent. In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to the Portfolio on the Initial Date of Deposit as well as on subsequent deposits. The Supervisor, which is an affiliate of the Sponsor, acts as investment advisor to the Van Kampen Senior Income Trust, one of the Portfolio's underlying funds, and will receive compensation in this capacity. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities, except that an affiliate of the Sponsor served as an underwriter in the initial public offering of common stock of the Van Kampen Senior Income Trust. The Sponsor may realize profit or loss as a result of fluctuations in the market value of Units held by the Sponsor for sale to the public. In maintaining a secondary market, the Sponsor will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   The Sponsor and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio. The code of ethics is an exhibit to the registration statement filed with the Securities and Exchange Commission by the Portfolio.

   The Sponsor or an affiliate may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities or related securities. An affiliate may act as a specialist or market maker for these Securities. An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.

   Market for Units. Although it is not obligated to do so, the Sponsor may maintain a market for Units and to purchase Units at the secondary market repurchase price (which is described under "Right of Unitholders--Redemption of Units"). The Sponsor may discontinue purchases of Units or discontinue purchases at this price at any time. In the event that a secondary market is not maintained, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. The Trustee will notify the Sponsor of any Units tendered for redemption. If the Sponsor's bid in the secondary market equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. The Sponsor may sell repurchased Units at the secondary market Public Offering Price per Unit.

RETIREMENT ACCOUNTS
--------------------------------------------------------------------------------

   Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The minimum purchase for these accounts is reduced to 25 Units but may vary by selling firm. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.

RIGHTS OF UNITHOLDERS
--------------------------------------------------------------------------------

   Distributions. With respect to a Portfolio structured as a regulated investment company for federal tax purposes, dividends (pro rated on an annual basis), net of expenses, and any net proceeds from the sale of Securities received by a Portfolio will generally be distributed to Unitholders on each Distribution Date to Unitholders of record on the preceding Record Date. With respect to a Portfolio structures as a grantor trust for federal tax purposes, the Trustee will generally distribute the cash held in the Income and Capital Accounts of your Portfolio, net of expenses, on each Distribution Date to Unitholders of record on the preceding Record Date, provided that the total cash held for distribution equals at least 0.1% of your Portfolio's net asset value. In addition, a Portfolio will generally make required distributions at the end of each year if it is structured as a "regulated investment company" for federal tax purposes. Unitholders will also receive a final distribution of dividends when their Portfolio terminates. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered). Unitholders may elect to receive distributions in cash or to have distributions reinvested into additional Units. Distributions may also be reinvested into Van Kampen mutual funds. See "Rights of Unitholders--Reinvestment Option".

   Dividends received by the Portfolio are credited to the Income Account of the Portfolio. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or pay deferred sales charges, fees or expenses, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a Record Date and prior to the following Distribution Date will be held in the Capital Account and not distributed until the next Distribution Date. Any distribution to Unitholders consists of each Unitholder's pro rata share of the available cash in the Income and Capital Accounts as of the related Record Date.

   Reinvestment Option. Unitholders may have distributions automatically reinvested in additional Units without a sales charge (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides) through two options. Brokers and dealers can use the Dividend Reinvestment Service through Depository Trust Company or purchase a Reinvest CUSIP, if available. To participate in this reinvestment option, a Unitholder must file with the Trustee a written notice of election, together with any certificate representing Units and other documentation that the Trustee may then require, at least five days prior to the related Record Date. A Unitholder's election will apply to all Units owned by the Unitholder and will remain in effect until changed by the Unitholder. If Units are unavailable for reinvestment, distributions will be paid in cash.

   A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing no later than five days before a Distribution Date. The Sponsor, each Reinvestment Fund, and its investment adviser shall have the right to suspend or terminate these reinvestment plans at any time. Each reinvestment plan is subject to availability or limitation by each broker-dealer or selling firm. Broker-dealers may suspend or terminate the offering of a reinvestment plan at any time. Please contact your financial professional for additional information.

   Redemption of Units. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at Unit Investment Trust Division, 111 Sanders Creek Parkway, East Syracuse, New York 13057. Certificates must be tendered to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No later than the seventh day following the tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Portfolio business day, the date of tender is deemed to be the next business day. Redemption requests received by the Trustee after the Evaluation Time, and redemption requests received by authorized financial professionals after the Evaluation Time or redemption requests received by such persons that are not transmitted to the Trustee until after the time designated by the Trustee, are priced based on the date of the next determined redemption price provided they are received timely by the Trustee on such date. It is the responsibility of authorized financial professionals to transmit redemption requests received by them to the Trustee so they will be received in a timely manner. Certain broker-dealers or selling firms may charge an order handling fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such fees.

   Unitholders tendering 1,000 or more Units of the Portfolio (or such higher amount as may be required by your broker-dealer or selling agent) for redemption may request an in kind distribution of Securities equal to the Redemption Price per Unit on the date of tender. Unitholders may not request an in kind distribution of Securities within thirty days of the Portfolio's termination. The Portfolio generally does not offer in kind distributions of portfolio securities that are held in foreign markets. An in kind distribution will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. Amounts representing fractional shares will be distributed in cash. The Trustee may adjust the number of shares of any Security included in a Unitholder's in kind distribution to facilitate the distribution of whole shares. Notwithstanding the foregoing, if the Unitholder requesting an kind distribution is the Sponsor or an affiliated person of the Portfolio, the Trustee may make an in kind distribution to such Unitholder provided that no one with a pecuniary incentive to influence the in kind distribution may influence selection of the distributed securities, the distribution must consist of a pro rata distribution of all portfolio securities (with limited exceptions) and the in kind distribution may not favor such affiliated person to the detriment of any other Unitholder.

   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are redeemed in kind or sold, the size of the Portfolio will be, and the diversity of the Portfolio may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an in kind distribution. See "Taxation".

   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in the Portfolio determined on the basis of (i) the cash on hand in the Portfolio, (ii) the value of the Securities in the Portfolio and (iii) dividends receivable on the Securities in the Portfolio trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Portfolio and (b) the accrued expenses of the Portfolio. During the initial offering period, the redemption price and the secondary market repurchase price will not be reduced by estimated organization costs or the creation and development fee. For these purposes, the Trustee may determine the value of the Securities in the following manner: If the Securities are listed on a national or foreign securities exchange or the Nasdaq Stock Market, Inc., this evaluation is generally based on the closing sale prices on that exchange or market (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or market, at the closing bid prices. If the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange or market, the evaluation may be based on the current bid price on the over-the-counter market. If current bid prices are unavailable or inappropriate, the evaluation may be determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the Securities on the bid side of the market or (c) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.

   Exchange Option. When you redeem Units of your Portfolio or when your Portfolio terminates, you may be able to exchange your Units for units of other Van Kampen unit trusts at a reduced sales charge. You should contact your financial professional for more information about trusts currently available for exchanges. Before you exchange Units, you should read the prospectus of the new trust carefully and understand the risks and fees. You should then discuss this option with your financial professional to determine whether your investment goals have changed, whether current trusts suit you and to discuss tax consequences. We may discontinue this option at any time.

   Units. Ownership of Units is evidenced in book-entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, and certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Fractional certificates will not be issued. The Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   Reports Provided. Unitholders will receive a statement of dividends and other amounts received by a Portfolio for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends and capital received, actual Portfolio distributions, Portfolio expenses, a list of the Securities and other Portfolio information. Unitholders may obtain evaluations of the Securities upon request to the Trustee. If you have questions regarding your account or your Portfolio, please contact your financial advisor or the Trustee. The Sponsor does not have access to individual account information.

PORTFOLIO ADMINISTRATION
--------------------------------------------------------------------------------

   Portfolio Administration. The Portfolio is not a managed fund and, except as provided in the Trust Agreement, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect the Portfolio based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Supervisor retention of the Security would be detrimental to the Portfolio. If a public tender offer has been made for a Security or a merger or acquisition has been announced affecting a Security, the Trustee may either sell the Security or accept an offer if the Supervisor determines that the sale or exchange is in the best interest of Unitholders (only offers for cash if a Portfolio has not elected to be treated as a regulated investment company for tax purposes). The Trustee will distribute any cash proceeds to Unitholders. In addition, the Trustee may sell Securities to redeem Units or pay Portfolio expenses or deferred sales charges. The Trustee must reject any offer for securities or property other than cash in exchange for the Securities. If securities or property are nonetheless acquired by the Portfolio, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Portfolio. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Portfolio to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next Distribution Date.

   The Sponsor may direct the reinvestment of proceeds of the sale of Securities if the sale is the direct result of serious adverse credit factors which, in the opinion of the Sponsor, would make retention of the Securities detrimental to a Portfolio. In such a case, the Sponsor may, but is not obligated to, direct the reinvestment of sale proceeds in any other securities that meet the criteria for inclusion in a Portfolio on the Initial Date of Deposit. With respect to a Portfolio structured as a regulated investment company, the Sponsor may also instruct the Trustee to take action necessary to ensure that the Portfolio continues to satisfy the qualifications of a regulated investment company and to avoid imposition of tax on undistributed income of the Portfolio.

   The Trust Agreement requires the Trustee to vote all shares of the funds held in the Portfolio in the same manner and ratio on all proposals as the owners of such shares not held by the Portfolio.

   When your Portfolio sells Securities, the composition and diversity of the Securities in the Portfolio may be altered. However, if the Trustee sells funds shares to redeem Units or to pay Portfolio expenses or sales charges, the Trustee will do so, as nearly as practicable, on a pro rata basis. In order to obtain the best price for the Portfolio, it may be necessary for the Supervisor to specify minimum amounts in which blocks of Securities are to be sold. In effecting purchases and sales of portfolio securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Portfolio, the Sponsor or dealers participating in the offering of Units.

   Pursuant to an exemptive order, the Portfolio may be permitted to sell Securities to a new trust when it terminates if those Securities are included in the new trust. The exemption may enable the Portfolio to eliminate commission costs on these transactions. The price for those securities will be the closing sale price on the sale date on the exchange where the Securities are principally traded, as certified by the Sponsor.

   Amendment of the Trust Agreement. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not materially adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.

   Termination. The Portfolio will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Portfolio. The Portfolio may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of the Portfolio is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000) (the "Minimum Termination Value"). Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with a Portfolio termination nine business days before, and no later than, the Mandatory Termination Date. Approximately forty-five days before this date, the Trustee will notify Unitholders of the termination and provide a form enabling qualified Unitholders to elect an in kind distribution of Securities. You are qualified to elect an in kind distribution of Securities, provided that Unitholders may not request an in kind distribution of Securities within thirty days of the Portfolio's termination. Any in kind distribution of Securities will be made in the manner and subject to the restrictions described under "Rights of Unitholders--Redemption of Units". Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Portfolio expenses and costs. Unitholders will receive a final distribution statement following termination. The Information Supplement contains further information regarding termination of the Portfolio. See "Additional Information".

   Limitations on Liabilities. The Sponsor, Supervisor and Trustee are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee is not liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and is not liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on the Portfolio which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Sponsor and Supervisor may rely on any evaluation furnished by the Trustee and have no responsibility for the accuracy thereof. Determinations by the Trustee shall be made in good faith upon the basis of the best information available to it.

   Sponsor. Van Kampen Funds Inc. is the Sponsor of the Portfolio. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $107 billion under management or supervision as of April 30, 2008. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,200 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities as well as providing, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 522 Fifth Avenue, New York, New York 10036. As of April 30, 2008, the total stockholder's equity of Van Kampen Funds Inc. was $149,214,929 (unaudited).

   The Sponsor and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio. The Information Supplement contains additional information about the Sponsor.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolio as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   Trustee. The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 221-7668. If you have questions regarding your account or your Portfolio, please contact the Trustee at its principal unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".

TAXATION - GRANTOR TRUSTS
--------------------------------------------------------------------------------

   This section summarizes some of the principal U.S. federal income tax consequences of owning Units of a Portfolio which is structured as a grantor trust for federal tax purposes. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, a tax-exempt entity, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

   This federal income tax summary is based in part on the advice of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review the federal income tax treatment of the assets to be deposited in the Portfolio.

   As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

   Assets of the Portfolio. The Portfolio is expected to hold shares (the "RIC Shares") in funds qualifying to be treated as regulated investment companies ("RICs") for federal income tax purposes.

   It is possible that the Portfolio will also hold other assets, including assets that are treated differently for federal income tax purposes from those described above, in which case you will have federal income tax consequences different from or in addition to those described in this section. All of the assets held by the Portfolio constitute the "Portfolio Assets." Neither our counsel nor we have analyzed the proper federal income tax treatment of the Portfolio Assets.

   Portfolio Status. If the Portfolio is at all times operated in accordance with the documents establishing the Portfolio and certain requirements of federal income tax law are met, the Portfolio will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Portfolio Assets, and as such you will be considered to have received a pro rata share of income (e.g., dividends, and capital gains, if any) from each Portfolio Asset when such income would be considered to be received by you if you directly owned the Portfolio Assets. This is true even if you elect to have your distributions reinvested into additional Units. In addition, the income from Portfolio Assets that you must take into account for federal income tax purposes is not reduced by amounts used to pay sales charges or Portfolio expenses.

   Your Tax Basis and Income or Loss upon Disposition. If your Portfolio disposes of Portfolio Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your adjusted tax basis in the related Portfolio Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Portfolio Asset by apportioning the cost of your Units, including sales charges, among the Portfolio Assets ratably according to their values on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, as discussed below).

   If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (zero for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended (the "Code"), however, treats certain capital gains as ordinary income in special situations.

   Dividends from RIC Shares. Some dividends on the RIC Shares may be designated as "capital gain dividends," generally taxable to you as long-term capital gains. Other dividends on the RIC Shares will generally be taxable to you as ordinary income. For an individual who owns Units, certain ordinary income dividends from a RIC may qualify to be taxed at the same rates that currently apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the RIC itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. Regulated investment companies are required to provide notice to their shareholders of the amount of any distribution that may be taken into account as a dividend that is eligible for the capital gains tax rates. If you hold a Unit for six months or less or if your Portfolio holds a RIC Share for six months or less, any loss incurred by you related to the disposition of such RIC Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share. Distributions of income or capital gains declared on the RIC Shares in October, November or December but paid in January will be deemed to have been paid to you on December 31 of the year they are declared.

   Dividends Received Deduction. A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to many dividends received by the Portfolio, because the dividends received deduction is generally not available for dividends from RICs. However, certain dividends on the RIC Shares that are attributable to dividends received by the RIC from certain domestic corporations may be designated by the RIC as being eligible for the dividends received deduction, which in turn may result in such deduction being passed through to a corporation that owns Units, provided that certain holding period requirements are met.

   In Kind Distributions. Under certain circumstances as described in this prospectus, you may request an in kind distribution of Portfolio Assets when you redeem your Units. By electing to receive an in kind distribution, you will receive Portfolio Assets plus, possibly, cash. You will not recognize gain or loss if you only receive whole Portfolio Assets in exchange for the identical amount of your pro rata portion of the same Portfolio Assets held by your Portfolio. However, if you also receive cash in exchange for a Portfolio Asset or a fractional portion of a Portfolio Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Portfolio Asset or fractional portion.

   Exchanges. If you elect to have your proceeds from your Portfolio rolled over into a trust, it is considered a sale for federal income tax purposes and, in general, any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of your Portfolio for units of the future trust will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Portfolio Assets under the wash sale provisions of the Code.

   Limitations on the Deductibility of Portfolio Expenses. Generally, for federal income tax purposes, you must take into account your full pro rata share of your Portfolio's income, even if some of that income is used to pay Portfolio expenses. You may deduct your pro rata share of each expense paid by your Portfolio to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Portfolio as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

   Foreign Investors. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or Portfolio), you may not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Portfolio or gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

   Foreign Taxes. Under certain circumstances, a RIC may be eligible and may elect to pass through to its shareholders certain foreign taxes paid by the RIC. If the RIC is eligible and makes this election with respect to RIC Shares, you must include in your income for federal income tax purposes your portion of such taxes and you may be entitled to a credit or deduction for such taxes.

   New York Tax Status. Under the existing income tax laws of the State and City of New York, your Portfolio will not be taxed as a corporation subject to the New York state franchise tax and the New York City general corporation tax. You should consult your tax advisor regarding potential federal, foreign, state or local taxation with respect to your Units based on your individual circumstances.

TAXATION - REGULATED INVESTMENT COMPANIES
--------------------------------------------------------------------------------

   This section summarizes some of the principal U.S. federal income tax consequences of owning Units of the Portfolios. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, a tax-exempt entity, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

   This federal income tax summary is based in part on the advice of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review the federal income tax treatment of the assets to be deposited in the Portfolios.

   As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

   Portfolio Status. Your Portfolio intends to elect and to qualify annually as a "regulated investment company" under the federal tax laws. If your Portfolio qualifies as a regulated investment company and distributes its income as required by the tax law, the Portfolio generally will not pay federal income taxes.

   Distributions. Portfolio distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Portfolio's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, for individual Unitholders certain ordinary income distributions received from your Portfolio may be taxed at the capital gains tax rates for taxable years beginning before January 1, 2011. Certain ordinary income dividends on Units that are attributable to qualifying dividends received by your Portfolio from certain corporations may be designated by the Portfolio as being eligible for the dividends received deduction for corporate Unitholders, provided certain holding period requirements are met. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Units. In addition, your Portfolio may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Portfolio is not affected by whether you reinvest your distributions in additional Units or receive them in cash. The income from your Portfolio that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales charge, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

   Sale or Redemption of Units. If you sell or redeem your Units, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your adjusted tax basis in your Units from the amount you receive in the transaction. Your initial tax basis in your Units is generally equal to the cost of your Units, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

   Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (zero for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. However, if you receive a capital gain dividend from your Portfolio and sell your Units at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

   In certain circumstances, ordinary income dividends received by an individual shareholder from a regulated investment company such as your Portfolio may be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualified dividend income received by the Portfolio itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. Your Portfolio will provide notice to its Unitholders of the amount of any distribution which may be taken into account as qualified dividend income which is eligible for these capital gains tax rates.

   In Kind Distributions. Under certain circumstances, as described in this prospectus, you may receive an in kind distribution of Portfolio securities when you redeem Units. This distribution is subject to taxation and you will recognize gain or loss, generally based on the value at that time of the securities and the amount of cash received.

   Rollovers and Exchanges. If you elect to have your proceeds from your Portfolio rolled over into a future trust, it is considered a sale for federal income tax purposes and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss realized on a sale or exchange will be disallowed to the extent that Units disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Units or to the extent that the Unitholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Units acquired will be adjusted to reflect the disallowed loss.

   Deductibility of Portfolio Expenses. Generally, expenses incurred by your Portfolio will be deducted from the gross income received by your Portfolio and only your share of the Portfolio's net income will be paid to you and reported as taxable income to you. However, if the Units of your Portfolio are held by fewer than 500 Unitholders at any time during a taxable year, your Portfolio will generally not be able to deduct certain expenses from income, thus resulting in your reported share of the Portfolio's taxable income being increased by your share of those expenses, even though you do not receive a corresponding cash distribution. In this case you may be able to take a deduction for these expenses; however, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

   Foreign Investors. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Portfolio will be characterized as dividends for federal income tax purposes (other than dividends which the Portfolio designates as capital gain dividends) and will be subject to U.S. income taxes, including withholding taxes, subject to certain exceptions described below. However distributions received by a foreign investor from the Portfolio that are properly designated by the trust as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Portfolio makes certain elections and certain other conditions are met.

   Foreign Tax Credit. If your Portfolio invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Portfolio paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Portfolio paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes if your Portfolio meets the requirements for passing through such deductions or credits to Unitholders.

PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------

   General. The fees and expenses of your Portfolio will generally accrue on a daily basis. Portfolio operating fees and expenses are generally paid out of the Income Account to the extent funds are available, and then from the Capital Account. It is expected that Securities will be sold to pay these amounts which will result in capital gains or losses to Unitholders. See "Taxation". These sales will reduce future income distributions. The Sponsor's, Supervisor's and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.

   Trustee's Fee. For its services the Trustee will receive the fee from your Portfolio set forth in the "Fee Table" in Prospectus Part I (which includes the estimated amount of miscellaneous Portfolio expenses). The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to your Portfolio is expected to result from the use of these funds.

   Compensation of Sponsor and Supervisor. The Sponsor and the Supervisor, which is an affiliate of the Sponsor, will receive the annual fees for providing bookkeeping and administrative services and portfolio supervisory services set forth in the "Fee Table" in Prospectus Part I. These fees may exceed the actual costs of providing these services to your Portfolio but at no time will the total amount received for these services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year.

   Miscellaneous Expenses. The following additional charges are or may be incurred by your Portfolio: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Portfolio, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Portfolio and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Portfolio without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees, (h) costs associated with liquidating the securities held in the Portfolio, (i) any offering costs incurred after the end of the initial offering period and (j) expenditures incurred in contacting Unitholders upon termination of the Portfolio. The Portfolio may pay the expenses of updating its registration statement each year.

   Fund Expenses. The Portfolio will also indirectly bear the expenses of the underlying funds. While the Portfolio will not pay these expenses directly out of its assets, these expenses are shown in the Portfolio's annual operating expenses in the "Fee Table" in Prospectus Part I to illustrate the impact of these expenses.

OTHER MATTERS
--------------------------------------------------------------------------------

   Legal Opinions. The legality of the Units offered hereby has been passed upon by Paul, Hastings, Janofsky & Walker LLP. Dorsey & Whitney LLP has acted as counsel to the Trustee.

   Independent Registered Public Accounting Firm. The financial statements included in this prospectus have been audited by Grant Thornton LLP, independent registered public accounting firm, as set forth in their report in this prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

   This prospectus does not contain all the information set forth in the registration statement filed by the Portfolio with the SEC. The Information Supplement, which has been filed with the SEC and is incorporated herein by reference, includes more detailed information concerning the Securities, investment risks and general information about the Portfolio. Information about your Portfolio (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You may obtain information about the Public Reference Room by calling 1-202-551-8090. Reports and other information about your Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.



TABLE OF CONTENTS
--------------------------------------------------------------------------------

        Title                                    Page
        -----                                    ----

   The Portfolio...............................     2
   Objectives and Securities Selection.........     2
   Risk Factors................................     3
   Senior Loan Investments.....................     4
   Closed-End Funds............................     5
   Public Offering.............................     5
   Retirement Accounts.........................     7
   Rights of Unitholders.......................     7
   Portfolio Administration....................    10
   Taxation - Grantor Trusts...................    12
   Taxation - Regulated Investment Companies...    14
   Portfolio Operating Expenses................    16
   Other Matters...............................    16
   Additional Information......................    16




                                   PROSPECTUS
                                    PART TWO

                           Strategic Closed-End Trust
                            (Senior Loan and Limited
                               Duration Portfolio)







Van Kampen
Investments






                     Cohen & Steers Master Income Portfolio

                               Prospectus Part Two



                      This prospectus contains two parts.

                     No one may use this Prospectus Part Two
                   unless accompanied by Prospectus Part One.

       You should read this prospectus and retain it for future reference.

--------------------------------------------------------------------------------

  The Securities and Exchange Commission has not approved or disapproved of the Trust units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.




Van Kampen
Investments




THE PORTFOLIO
--------------------------------------------------------------------------------

   The Portfolio was created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), dated the Initial Date of Deposit, among Van Kampen Funds Inc., as Sponsor, Cohen & Steers Capital Management, Inc., as Supervisor, and The Bank of New York Mellon, as Trustee or their predecessors.

   The Portfolio offers investors the opportunity to purchase Units representing proportionate interests in a portfolio of shares of closed-end funds. The Portfolio may be an appropriate medium for investors who desire to participate in a portfolio of securities with greater diversification than they might be able to acquire individually.

   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Portfolio. Unless otherwise terminated as provided in the Trust Agreement, the Portfolio will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in the "Portfolio" in Prospectus Part I and any additional securities deposited into the Portfolio.

   Additional Units of the Portfolio may be issued at any time by depositing in the Portfolio (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit or the equivalent) with instructions to purchase additional Securities. As additional Units are issued by the Portfolio, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into the Portfolio following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares of each Security in the Portfolio that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Portfolio will pay the associated brokerage or acquisition fees. Purchases and sales of Securities by your Portfolio may impact the value of the Securities. This may especially be the case during the initial offering of Units, upon Portfolio termination and in the course of satisfying large Unit redemptions.

   Each Unit of your Portfolio initially offered represents an undivided interest in the Portfolio. At the close of the New York Stock Exchange on the Initial Date of Deposit, the number of Units may be adjusted so that the Public Offering Price per Unit equals $10. The number of Units, fractional interest of each Unit in your Portfolio and the estimated distributions per Unit will increase or decrease to the extent of any adjustment. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in your Portfolio represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in your Portfolio will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

   The Portfolio consists of (a) the Securities (including contracts for the purchase thereof) listed under the "Portfolio" in Prospectus Part I as may continue to be held from time to time in the Portfolio, (b) any additional Securities acquired and held by the Portfolio pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

OBJECTIVES AND SECURITIES SELECTION
--------------------------------------------------------------------------------

   The Portfolio seeks high current income. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of common stock of closed-end investment companies (known as "closed-end funds") selected by Cohen & Steers Capital Management, Inc. These closed-end funds generally seek to invest in income-producing securities or strategies, such as preferred securities, convertible bonds, real estate investment trusts (REITs), high yield securities, emerging markets bonds, corporate bonds, covered call option strategies and other income-oriented strategies.

   In selecting funds for the Portfolio, Cohen & Steers sought to select funds with strong fundamentals, well-known sponsors with experience managing the asset class and diversification of sector and asset class. In addition, in selecting funds for the Portfolio, Cohen & Steers sought to select funds with daily trading volumes generally greater than $1 million per day and funds with market capitalization generally greater than $300 million. There can be no guarantee that a particular fund in the Portfolio will satisfy the criteria set forth above.

   Cohen & Steers believes that there is a compelling investment opportunity in the secondary market for closed-end funds. Cohen & Steers believes that five primary factors support this investment case, including:

     o Rising Demand for Dividend Income - Cohen & Steers believes that the potential for rising demand for dividend income exists due to the aging of America, lower tax rates, the inflation protection that may be offered by rising dividends, and the low return environment. Of course, there can be no assurance that the Portfolio or the underlying funds will provide income in the future.

     o Growth in the Number and Types of Closed-End Fund New Issues - Since 2001, the closed-end fund market has grown by over $90 billion, to a total size in excess of $200 billion. There are now over 600 listed closed-end funds. Underlying asset classes have expanded to include significant volumes of funds focused on categories such as preferred securities, REITs, convertible bonds, high yield securities, limited duration bonds and equity dividend-focused funds.

     o Lack of Research and Institutional Capital - Historically, activity in the closed-end fund market has been dominated by individual investors, with only a handful of professional investors and institutional sources of capital. Due to a variety of historical factors, institutional participation in the closed-end fund market currently remains low.

     o Need for Professional Selection - Many investors and financial advisors do not have the time or resources to assess dividend quality, leverage, net asset value risk, and historical market valuation to net asset value of closed end funds.

     o Discounts to Net Asset Value - Current discounts to net asset value in many funds and sectors may offer a timely opportunity to acquire attractive funds with income potential at a discount to their intrinsic value.

   The Portfolio Consultant. Founded in 1986, Cohen & Steers Capital Management Inc. is a manager of high income equity portfolios specializing in U.S. REITs, global real estate securities, preferred securities, utilities, value equity securities and other high dividend paying common stocks. As of June 30, 2008, Cohen & Steers Capital Management Inc. had $27.0 billion in assets under management. Cohen & Steers manages separate account portfolios for institutional investors, including some of the world's largest pension funds and endowments. In addition, the firm manages open- and closed-end mutual funds for both retail and institutional investors. Cohen & Steers is among the largest REIT managers in the U.S. and employs a significant research and trading staff. Many investors have come to view Cohen & Steers as an important source for income-oriented investment products. Cohen & Steers also acts as Supervisor of the Portfolio. As described above, Cohen & Steers advises other clients such as investment companies and other accounts. Many of these client accounts are "managed" accounts. The Portfolio is not a managed fund and will generally not sell or replace Securities. There is no assurance that the Portfolio will achieve its objective.

   The Portfolio Consultant is not an affiliate of the Sponsor. The Sponsor did not select the Securities for the Portfolio. The Portfolio Consultant may use the list of Securities in its independent capacity as an investment adviser and distributes this information to various individuals and entities. The Portfolio Consultant may recommend or effect transactions in the Securities. This may have an adverse effect on the prices of the Securities. This also may have an impact on the price the Portfolio pay for the Securities and the price received upon Unit redemptions or Portfolio termination. The Portfolio Consultant may act as agent or principal in connection with the purchase and sale of securities, including the Securities. The Portfolio Consultant also issues reports and makes recommendations on the Securities. The Portfolio Consultant's research department may receive compensation based on commissions generated by research and/or sales of Units.

   Neither the Portfolio Consultant nor the Sponsor manage the Portfolio. You should note that the Portfolio Consultant applied the selection criteria to the Securities for inclusion in the Portfolio prior to the Initial Date of Deposit. After this time, the Securities may no longer meet the selection criteria. Should a Security no longer meet the selection criteria, we will generally not remove the Security from the Portfolio. In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities in the Portfolio, taken as a whole, which are represented by the Units.

RISK FACTORS
--------------------------------------------------------------------------------

   All investments involve risk. This section describes the main risks that can impact the value of the securities in your Portfolio or in the underlying funds. You should understand these risks before you invest. If the value of the securities falls, the value of your Units will also fall. We cannot guarantee that your Portfolio will achieve its objective or that your investment return will be positive over any period.

   Market Risk. Market risk is the risk that the value of the securities in your Portfolio or in the underlying funds will fluctuate. This could cause the value of your Units to fall below your original purchase price. Market value fluctuates in response to various factors. These can include changes in interest rates, inflation, the financial condition of a security's issuer, perceptions of the issuer, or ratings on a security. Even though your Portfolio is supervised, you should remember that we do not manage your Portfolio. Your Portfolio will not sell a security solely because the market value falls as is possible in a managed fund.

   Interest Rate Risk. Interest rate risk is the risk that the value of securities held by certain closed-end funds will fall if interest rates increase. The securities held by the closed-end funds typically fall in value when interest rates rise and rise in value when interest rates fall. The securities held by the closed-end funds with longer periods before maturity are often more sensitive to interest rate changes.

   Credit Risk. Credit risk is the risk that a borrower is unable to meet its obligation to pay principal or interest on a security held by a closed-end fund. This may reduce the level of dividends a closed-end fund pays which would reduce your income and could cause the value of your Units to fall.

   Closed-End Funds. The Portfolio invests in shares of closed-end funds. You should understand the section titled "Closed-End Funds" before you invest. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors. Closed-end funds are subject to various risks, including management's ability to meet the fund's investment objective, and to manage the fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding closed-end funds or their underlying investments change. The Portfolio and the underlying funds have operating expenses. You will bear not only your share of the Portfolio's expenses, but also the expenses of the underlying funds. By investing in other funds, the Portfolio incurs greater expenses than you would incur if you invested directly in the funds.

    High-Yield Security Risk. Some of the closed-end funds held by your Portfolio may invest in high-yield securities or unrated securities. High-yield, high risk securities are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. The value of these securities will decline significantly with increases in interest rates, not only because increases in rates generally decrease values, but also because increased rates may indicate an economic slowdown. An economic slowdown, or a reduction in an issuer's creditworthiness, may result in the issuer being unable to maintain earnings at a level sufficient to maintain interest and principal payments.

    High-yield or "junk" securities, the generic names for securities rated below "BBB" by Standard & Poor's or "Baa" by Moody's, are frequently issued by corporations in the growth stage of their development or by established companies who are highly leveraged or whose operations or industries are depressed. Securities rated below BBB or Baa are considered speculative as these ratings indicate a quality of less than investment grade. Because high-yield securities are generally subordinated obligations and are perceived by investors to be riskier than higher rated securities, their prices tend to fluctuate more than higher rated securities and are affected by short-term credit developments to a greater degree.

    The market for high-yield securities is smaller and less liquid than that for investment grade securities. High-yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high-yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

    Foreign Issuer Risk. Some of the underlying securities held by certain of the closed-end funds in the Portfolio may be issued by foreign issuers. This subjects the Portfolio to more risks than if it only invested in closed-end funds which invest solely in securities of domestic issuers. Risks of foreign issuers include restrictions on foreign investments and exchange of securities and inadequate financial information. Foreign securities may also be affected by market and political factors specific to the issuer's country as well as fluctuations in foreign currency exchange rates. Risks associated with investing in foreign securities may be more pronounced in emerging markets where the securities markets are substantially smaller, less developed, less liquid, less regulated, and more volatile than the securities markets of the U.S. and developed foreign markets. Investments in debt securities of foreign governments present special risks, including the fact that issuers may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, or may be unable to make such repayments when due in the currency required under the terms of the debt. Political, economic and social events also may have a greater impact on the price of debt securities issued by foreign governments than on the price of U.S. securities. In addition, brokerage and other transaction costs on foreign securities exchanges are often higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries.

    Liquidity Risk. Liquidity risk is the risk that the value of a security will fall if trading in the security is limited or absent. No one can guarantee that a liquid trading market will exist for any security.

   No FDIC Guarantee. An investment in your Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CLOSED-END FUNDS
--------------------------------------------------------------------------------

    Closed-end funds are a type of investment company that holds an actively managed portfolio of securities. Closed-end funds issue shares in "closed-end" offerings which generally trade on a stock exchange (although some closed-end fund shares are not listed on a securities exchange). The funds in the Portfolio all are currently listed on a securities exchange. Since closed-end funds maintain a relatively fixed pool of investment capital, portfolio managers may be better able to adhere to their investment philosophies through greater flexibility and control. In addition, closed-end funds don't have to manage fund liquidity to meet potentially large redemptions.

    Closed-end funds are subject to various risks, including management's ability to meet the closed-end fund's investment objective, and to manage the closed-end fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding closed-end funds or their underlying investments change.

    Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

    The closed-end funds included in the Portfolio may employ the use of leverage in their portfolios through the issuance of preferred stock or other methods. While leverage often serves to increase the yield of a closed-end fund, this leverage also subjects the closed-end fund to increased risks. These risks may include the likelihood of increased volatility and the possibility that the closed-end fund's common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises.

    Certain of the funds in the Portfolio may be classified as "non-diversified" under the Investment Company Act of 1940. These funds have the ability to invest a greater portion of their assets in securities of a single issuer which could reduce diversification.

    Only the Trustee may vote the shares of the closed-end funds held in the Portfolio. The Trustee will vote the shares in the same general proportion as shares held by other shareholders of each fund. Your Portfolio is generally required, however, to reject any offer for securities or other property in exchange for portfolio securities as described under "Portfolio Administration--Portfolio Administration".

PUBLIC OFFERING
--------------------------------------------------------------------------------

   General. Units are offered at the Public Offering Price which includes the net assets value per Unit plus organization costs plus the sales charge. The net asset value per Unit is the value of the securities, cash and other assets in your Portfolio reduced by the liabilities of the Portfolio divided by the total Units outstanding. The "Fee Table" in Prospectus Part I describes the sales charge in detail. The actual sales charge that may be paid by an investor may differ slightly from the sales charges shown herein due to rounding that occurs in the calculation of the Public Offering Price and in the number of Units purchased.

   The minimum purchase is 100 Units (25 Units for retirement accounts) but may vary by selling firm. Certain broker-dealers or selling firms may charge an order handling fee for processing Unit purchases.

   Reducing Your Sales Charge. The Sponsor offers a variety of ways for you to reduce the sales charge that you pay. It is your financial professional's responsibility to alert the Sponsor of any discount when you purchase Units. Before you purchase Units you must also inform your financial professional of your qualification for any discount or of any combined purchases to be eligible for a reduced sales charge. You may not combine discounts.

   Employees. Employees, officers and directors (including their spouses and children under 21 living in the same household, and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates, and dealers and their affiliates may purchase Units at the Public Offering Price less the applicable dealer concession. Only employees, officers and directors of companies that allow their employees to participate in this employee discount program are eligible for the discounts.

   Distribution Reinvestments. We do not charge any sales charge when you reinvest distributions from your Portfolio into additional Units of your Portfolio.

   Unit Price. The Public Offering Price of Units will vary from the amounts stated under "Essential Information" in Prospectus Part I in accordance with fluctuations in the prices of the underlying Securities in the Portfolio. The initial price of the Securities was determined by the Trustee. The Trustee will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. The Evaluation Time is the close of the New York Stock Exchange on each business day. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange. The Public Offering Price per Unit will be effective for all orders received prior to the Evaluation Time on each business day. Orders received by the Sponsor prior to the Evaluation Time and orders received by authorized financial professionals prior to the Evaluation Time that are properly transmitted to the Sponsor by the time designated by the Sponsor, are priced based on the date of receipt. Orders received by the Sponsor after the Evaluation Time, and orders received by authorized financial professionals after the Evaluation Time or orders received by such persons that are not transmitted to the Sponsor until after the time designated by the Sponsor, are priced based on the date of the next determined Public Offering Price per Unit provided they are received timely by the Sponsor on such date. It is the responsibility of authorized financial professionals to transmit orders received by them to the Sponsor so they will be received in a timely manner.

   The value of portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Trustee determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trustee or an independent pricing service used by the Trustee. In these cases, the Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to securities that are primarily listed on foreign exchanges, the value of the portfolio securities may change on days when you will not be able to purchase or sell Units. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time. The Sponsor will provide price dissemination and oversight services to the Portfolio.

   Unit Distribution. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price. Units repurchased in the secondary market, if any, may be offered by this prospectus at the secondary market Public Offering Price in the manner described above.

   The Sponsor intends to qualify Units for sale in a number of states. Brokers, dealers and others will be allowed a regular concession or agency commission in connection with the distribution of Units equal to 80% of the sales charge applicable to the transaction.

   Except as provided in this section, any sales charge discount provided to investors will be borne by the selling broker-dealer or agent. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   We may provide, at our own expense and out of our own profits, additional compensation and benefits to broker-dealers who sell Units of this Portfolio and our other products. This compensation is intended to result in additional sales of our products and/or compensate broker-dealers and financial advisors for past sales. We may make these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisors, advertising, sponsorship of events or seminars, obtaining shelf space in broker-dealer firms and similar activities designed to promote the sale of the Portfolio and our other products. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. These arrangements will not change the price you pay for your Units.

   Sponsor Compensation. The Sponsor will receive the total sales charge applicable to each transaction. Except as provided under "Unit Distribution" above, any sales charge discount provided to investors will be borne by the selling dealer or agent. In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to the Portfolio on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities. The Sponsor may realize profit or loss as a result of the possible fluctuations in the market value of Units held by the Sponsor for sale to the public. In maintaining a secondary market, the Sponsor will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   The Sponsor or an affiliate may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities or related securities. An affiliate may act as a specialist or market maker for these Securities. An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.

   Market for Units. Although it is not obligated to do so, the Sponsor may maintain a market for Units and to purchase Units at the secondary market repurchase price (which is described under "Right of Unitholders--Redemption of Units"). The Sponsor may discontinue purchases of Units or discontinue purchases at this price at any time. In the event that a secondary market is not maintained, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. The Trustee will notify the Sponsor of any Units tendered for redemption. If the Sponsor's bid in the secondary market equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. The Sponsor may sell repurchased Units at the secondary market Public Offering Price per Unit.

RETIREMENT ACCOUNTS
--------------------------------------------------------------------------------

   Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The minimum purchase for these accounts is reduced to 25 Units but may vary by selling firm. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.

RIGHTS OF UNITHOLDERS
--------------------------------------------------------------------------------

   Distributions. With respect to a Portfolio which is structured as a regulated investment company for federal tax purposes, dividends, pro rated on an annual basis and net of expenses, and any net proceeds from the sale of Securities received by the Portfolio will generally be distributed to Unitholders on each Distribution Date to Unitholders of record on the preceding Record Date. With respect to the Cohen & Steers Master Municipal Income Portfolio - National Series, the Trustee will generally distribute the cash held in the Income and Capital Accounts of your Portfolio, net of expenses, on each Distribution Date to Unitholders of record on the preceding Record Date, provided that the total cash held for distribution equals at least 0.1% of your Portfolio's net asset value. These dates appear under "Essential Information" in Prospectus Part I. In addition, a Portfolio will generally make required distributions at the end of each year if it is structured as a "regulated investment company" for federal tax purposes. Unitholders will also receive a final distribution of dividends when their Portfolio terminates. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered). Unitholders may elect to receive distributions in cash or to have distributions reinvested into additional Units.

   Dividends received by the Portfolio are credited to the Income Account of the Portfolio. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or pay deferred sales charges, fees or expenses, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a Record Date and prior to the following Distribution Date will be held in the Capital Account and not distributed until the next Distribution Date. Any distribution to Unitholders consists of each Unitholder's pro rata share of the available cash in the Income and Capital Accounts as of the related Record Date.

   The income distribution to the Unitholders as of each Record Date will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to such portion of each Unitholder's pro rata share of the estimated net annual income distributions in the Income Account. Because income payments are not received by this Portfolio at a constant rate throughout the year, such distributions to Unitholders may be more or less than the amount credited to the Income Account as of the Record Date. For the purpose of minimizing fluctuation in the distributions from the Income Account, the Trustee is authorized to advance such amounts as may be necessary to provide income distributions of approximately equal amounts. The Trustee shall be reimbursed, without interest, for any such advances from funds in the Income Account on the ensuing Record Date.

   Estimated Distributions. The estimated initial distribution and estimated net annual income per Unit may be shown under "Essential Information" in Prospectus
Part I. The estimate of the income a Portfolio may receive is based on the most recent ordinary quarterly dividends declared by an issuer, the most recent interim and final dividends declared for certain foreign issuers, or scheduled income payments (in all cases accounting for any applicable foreign withholding taxes). The actual net annual distributions are expected to decrease over time. Securities may also be sold to pay regular fees and expenses during a Portfolio's life. Dividend and income conventions for certain companies and/or certain countries differ from those typically used in the United States and in certain instances, dividends/income paid or declared over several years or other periods may be used to estimate annual distributions. The actual net annual income distributions you receive will vary from the estimated amount due to changes in a Portfolio's fees and expenses, in actual income received by a Portfolio, currency fluctuations and with changes in a Portfolio such as the acquisition, call, maturity or sale of Securities. Due to these and various other factors, actual income received by a Portfolio will most likely differ from the most recent dividends or scheduled income payments.

   Reinvestment Option. Unitholders may have distributions automatically reinvested in additional Units without a sales charge (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides) through two options. Brokers and dealers can use the Dividend Reinvestment Service through Depository Trust Company or purchase a Reinvest CUSIP, if available. To participate in this reinvestment option, a Unitholder must file with the Trustee a written notice of election, together with any certificate representing Units and other documentation that the Trustee may then require, at least five days prior to the related Record Date. A Unitholder's election will apply to all Units owned by the Unitholder and will remain in effect until changed by the Unitholder. The reinvestment option is not offered during the 30 days prior to termination. If Units are unavailable for reinvestment or this reinvestment option is no longer available, distributions will be paid in cash. Distributions will be taxable to Unitholders whether paid in cash or reinvested in additional Units.

   A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing no later than five days before a Distribution Date. The Sponsor shall have the right to suspend or terminate the reinvestment plan at any time. The reinvestment plan is subject to availability or limitation by each broker-dealer or selling firm. Broker-dealers may suspend or terminate the offering of a reinvestment plan at any time.

   Redemption of Units. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at Unit Investment Trust Division, 111 Sanders Creek Parkway, East Syracuse, New York 13057. Certificates must be tendered to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No later than the seventh day following the tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Portfolio business day, the date of tender is deemed to be the next business day. Redemption requests received by the Trustee after the Evaluation Time, and redemption requests received by authorized financial professionals after the Evaluation Time or redemption requests received by such persons that are not transmitted to the Trustee until after the designated by the Trustee, are priced based on the date of the next determined redemption price provided they are received timely by the Trustee on such date. It is the responsibility of authorized financial professionals to transmit redemption requests received by them to the Trustee so they will be received in a timely manner. Certain broker-dealers or selling firms may charge an order handling fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such fees.

   Unitholders tendering 1,000 or more Units of the Portfolio (or such higher amount as may be required by your broker-dealer or selling agent) for redemption may request an in kind distribution of Securities equal to the Redemption Price per Unit on the date of tender. Unitholders may not request an in kind distribution of Securities within thirty days of the Portfolio's termination. The Portfolio generally does not offer in kind distributions of portfolio securities that are held in foreign markets. An in kind distribution will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. Amounts representing fractional shares will be distributed in cash. The Trustee may adjust the number of shares of any Security included in a Unitholder's in kind distribution to facilitate the distribution of whole shares.

   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are redeemed in kind or sold, the size of the Portfolio will be, and the diversity of the Portfolio may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an in kind distribution. See "Taxation".

   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in the Portfolio determined on the basis of (i) the cash on hand in the Portfolio, (ii) the value of the Securities in the Portfolio and (iii) dividends receivable on the Securities in the Portfolio trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Portfolio and (b) the accrued expenses of the Portfolio. For these purposes, the Trustee may determine the value of the Securities in the following manner: If the Securities are listed on a national or foreign securities exchange or the Nasdaq Stock Market, Inc., this evaluation is generally based on the closing sale prices on that exchange or market (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or market, at the closing bid prices. If the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange or market, the evaluation may be based on the current bid price on the over-the-counter market. If current bid prices are unavailable or inappropriate, the evaluation may be determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the Securities on the bid side of the market or (c) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.

   Exchange Option. When you redeem Units of your Portfolio or when your Portfolio terminates, you may be able to exchange your Units for units of other Van Kampen unit trusts at a reduced sales charge. You should contact your financial professional for more information about trusts currently available for exchanges. Before you exchange Units, you should read the prospectus of the new trust carefully and understand the risks and fees. You should then discuss this option with your financial professional to determine whether your investment goals have changed, whether current trusts suit you and to discuss tax consequences. We may discontinue this option at any time.

   Units. Ownership of Units is evidenced in book-entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, and certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Fractional certificates will not be issued. The Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   Reports Provided. Unitholders will receive a statement of dividends and other amounts received by a Portfolio for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends and capital received, actual Portfolio distributions, Portfolio expenses, a list of the Securities and other Portfolio information. Unitholders may obtain evaluations of the Securities upon request to the Trustee. If you have questions regarding your account or your Portfolio, please contact your financial advisor or the Trustee. The Sponsor does not have access to individual account information.

PORTFOLIO ADMINISTRATION
--------------------------------------------------------------------------------

   Portfolio Administration. The Portfolio is not a managed fund and, except as provided in the Trust Agreement, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect the Portfolio based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Supervisor retention of the Security would be detrimental to the Portfolio. If a public tender offer has been made for a Security or a merger or acquisition has been announced affecting a Security, the Trustee may either sell the Security or accept an offer if the Supervisor determines that the sale or exchange is in the best interest of Unitholders (only offers for cash if the Portfolio has not elected to be treated as a regulated investment company for federal tax purposes. The Trustee will distribute any cash proceeds to Unitholders. In addition, the Trustee may sell Securities to redeem Units or pay Portfolio expenses or deferred sales charges. The Trustee must reject any offer for securities or property other than cash in exchange for the Securities. If securities or property are nonetheless acquired by the Portfolio, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Portfolio. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Portfolio to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next Distribution Date.

   The Sponsor may direct the reinvestment of proceeds of the sale of Securities if the sale is the direct result of serious adverse credit factors which, in the opinion of the Sponsor, would make retention of the Securities detrimental to a Portfolio. In such a case, the Sponsor may, but is not obligated to, direct the reinvestment of sale proceeds in any other securities that meet the criteria for inclusion in a Portfolio on the Initial Date of Deposit. With respect to a Portfolio structured as a regulated investment company, the Sponsor may also instruct the Trustee to take action necessary to ensure that the Portfolio continues to satisfy the qualifications of a regulated investment company and to avoid imposition of tax on undistributed income of the Portfolio.

   The Trust Agreement requires the Trustee to vote all shares of the funds held in the Portfolio in the same manner and ratio on all proposals as the owners of such shares not held by the Portfolio.

   When your Portfolio sells Securities, the composition and diversity of the Securities in the Portfolio may be altered. However, if the Trustee sells funds shares to redeem Units or to pay Portfolio expenses or sales charges, the Trustee will do so, as nearly as practicable, on a pro rata basis. In order to obtain the best price for the Portfolio, it may be necessary for the Supervisor to specify minimum amounts in which blocks of Securities are to be sold. In effecting purchases and sales of portfolio securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Portfolio, the Sponsor or dealers participating in the offering of Units.

   Pursuant to an exemptive order, the Portfolio may be permitted to sell Securities to a new trust when it terminates if those Securities are included in the new trust. The exemption may enable the Portfolio to eliminate commission costs on these transactions. The price for those securities will be the closing sale price on the sale date on the exchange where the Securities are principally traded, as certified by the Sponsor.

   Amendment of the Trust Agreement. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not materially adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.

   Termination. The Portfolio will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Portfolio. The Portfolio may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of the Portfolio is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000) (the "Minimum Termination Value"). Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with a Portfolio termination nine business days before, and no later than, the Mandatory Termination Date. Approximately forty-five days before this date, the Trustee will notify Unitholders of the termination and provide a form enabling qualified Unitholders to elect an in kind distribution of Securities. Any in kind distribution of Securities at termination will be made in the manner and subject to the restrictions described under "Rights of Unitholders--Redemption of Units". Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Portfolio expenses and costs. Unitholders will receive a final distribution statement following termination. The Information Supplement contains further information regarding termination of the Portfolio. See "Additional Information".

   Limitations on Liabilities. The Sponsor, Supervisor and Trustee are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee is not liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and is not liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on the Portfolio which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Sponsor and Supervisor may rely on any evaluation furnished by the Trustee and have no responsibility for the accuracy thereof. Determinations by the Trustee shall be made in good faith upon the basis of the best information available to it.

   Sponsor. Van Kampen Funds Inc. is the Sponsor of the Portfolio. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that services more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $107 billion under management or supervision as of April 30, 2008. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,200 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that provides a wide range of investment banking securities, investment management and wealth management services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities as well as providing investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 522 Fifth Avenue, New York, New York 10036. As of April 30, 2008, the total stockholders' equity of Van Kampen Funds Inc. was $149,214,929 (unaudited).

   The Sponsor and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio. The Information Supplement contains additional information about the Sponsor.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolio as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   Trustee. The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 221-7668. If you have questions regarding your account or your Portfolio, please contact the Trustee at its principal unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".

TAXATION - GRANTOR TRUSTS
--------------------------------------------------------------------------------

   Federal Tax Matters. This section summarizes some of the principal U.S. federal income tax consequences of owning Units of a Portfolio structured as a grantor trust for federal tax purposes. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, a tax-exempt entity, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

   This federal income tax summary is based in part on the advice of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review the federal income tax treatment of the assets to be deposited in the Portfolio.

   As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

   Assets of the Portfolio. The Portfolio is expected to hold shares (the "RIC Shares") in funds qualifying to be treated as regulated investment companies ("RICs") for federal income tax purposes.

   It is possible that the Portfolio will also hold other assets, including assets that are treated differently for federal income tax purposes from those described above, in which case you will have federal income tax consequences different from or in addition to those described in this section. All of the assets held by the Portfolio constitute the "Portfolio Assets". Neither our counsel nor we have analyzed the proper federal income tax treatment of the Portfolio Assets.

   Portfolio Status. If the Portfolio is at all times operated in accordance with the documents establishing the Portfolio and certain requirements of federal income tax law are met, the Portfolio will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Portfolio Assets, and as such you will be considered to have received a pro rata share of income (e.g., dividends and capital gains, if any) from each Portfolio Asset when such income would be considered to be received by you if you directly owned the Portfolio Assets. This is true even if you elect to have your distributions reinvested into additional Units. In addition, the income from Portfolio Assets that you must take into account for federal income tax purposes is not reduced by amounts used to pay sales charges or Portfolio expenses.

   Your Tax Basis and Income or Loss upon Disposition. If your Portfolio disposes of Portfolio Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your adjusted tax basis in the related Portfolio Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Portfolio Asset by apportioning the cost of your Units, including sales charges, among the Portfolio Assets ratably according to their values on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, as discussed below).

   If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (zero for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended (the"Code"), however, treats certain capital gains as ordinary income in special situations.

   Dividends from RIC Shares. Some dividends on the RIC Shares may be designated as "capital gain dividends", generally taxable to you as long-term capital gains. Some dividends on the RIC Shares may qualify as "exempt interest dividends", which generally are excluded from your gross income for federal income tax purposes. Some or all of the exempt-interest dividends, however may be taken into account in determining your alternative minimum tax, and may have other tax consequences (e.g., they may affect the amount of your social security benefits that are taxed). Other dividends on the RIC Shares will generally be taxable to you as ordinary income. For an individual who owns Units, certain ordinary income dividends from a RIC may qualify to be taxed at the same rates that currently apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the RIC itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. Regulated investment companies are required to provide notice to their shareholders of the amount of any distribution that may be taken into account as a dividend that is eligible for the capital gains tax rates. If you hold a Unit for six months or less or if your Portfolio holds a RIC Share for six months or less, any loss incurred by you related to the disposition of such RIC Share will be disallowed to the extent of the exempt-interest dividends you received. To the extent, if any, it is not disallowed, it will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share. Distributions of income or capital gains declared on the RIC Shares in October, November or December but paid in January will be deemed to have been paid to you on December 31 of the year they are declared.

   Dividends Received Deduction. A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to dividends received by the Portfolio, because the dividends received deduction is generally not available for dividends from RICs.

   In Kind Distributions. Under certain circumstances as described in this prospectus, you may request an in kind distribution of Portfolio Assets when you redeem your Units. By electing to receive an in kind distribution, you will receive Portfolio Assets plus, possibly, cash. You will not recognize gain or loss if you only receive whole Portfolio Assets in exchange for the identical amount of your pro rata portion of the same Portfolio Assets held by your Portfolio. However, if you also receive cash in exchange for a Portfolio Asset or a fractional portion of a Portfolio Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Portfolio Asset or fractional portion.

   Exchanges. If you elect to have your proceeds from your Portfolio rolled over into a future series of the Portfolio, it is considered a sale for federal income tax purposes and, in general, any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of your Portfolio for units of the next series will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Portfolio Assets under the wash sale provisions of the Code.

   Limitations on the Deductibility of Portfolio Expenses. Generally, for federal income tax purposes, you must take into account your full pro rata share of your Portfolio's income, even if some of that income is used to pay Portfolio expenses. You may deduct your pro rata share of each expense paid by your Portfolio to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Portfolio as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

   Because some of the RICs may pay exempt-interest dividends, which are treated as tax-exempt interest for federal income tax purposes, you may not be able to deduct some of your share of the Portfolio expenses. In addition, you may not be able to deduct some of your interest expense for debt that you incur or continue to purchase or carry your Units.

   Foreign Taxes. Distributions by your Portfolio that are treated as U.S. source income (e.g., dividends received on stocks of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by nonresident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty.

   Foreign Investors. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or Portfolio), you may not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Portfolio or gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

   New York Tax Status. Under the existing income tax laws of the State and City of New York, your Portfolio will not be taxed as a corporation subject to the New York state franchise tax and New York City general corporation tax. You should consult your tax advisor regarding potential federal foreign, state or local taxation with respect to your Units based on your individual circumstances.

TAXATION - REGULATED INVESTMENT COMPANIES
--------------------------------------------------------------------------------

   This section summarizes some of the principal U.S. federal income tax consequences of owning Units of the Portfolios. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, a tax-exempt entity, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

   This federal income tax summary is based in part on the advice of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review the federal income tax treatment of the assets to be deposited in the Portfolios.

   As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

   Portfolio Status. Your Portfolio intends to elect and qualify annually as a "regulated investment company" under the federal tax laws. If your Portfolio qualifies as a regulated investment company and distributes its income as required by the tax law, the Portfolio generally will not pay federal income taxes.

   Distributions. Portfolio distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Portfolio's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, for individual Unitholders certain ordinary income distributions received from your Portfolio may be taxed at the capital gains tax rates for taxable years beginning before January 1, 2011. Certain ordinary income dividends on Units that are attributable to qualifying dividends received by your Portfolio from certain corporations may be designated by the Portfolio as being eligible for the dividends received deduction for corporate Unitholders provided certain holding period requirements are met. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Units. In addition, your Portfolio may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Portfolio is not affected by whether you reinvest your distributions in additional Units or receive them in cash. The income from your Portfolio that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales charge, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

   Sale or Redemption of Units. If you sell or redeem your Units, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your adjusted tax basis in your Units from the amount you receive in the transaction. Your initial tax basis in your Units is generally equal to the cost of your Units, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

   Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (zero for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. However, if you receive a capital gain dividend from your Portfolio and sell your Units at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

   In certain circumstances, ordinary income dividends received by an individual shareholder from a regulated investment company such as your Portfolio may be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualified dividend income received by the Portfolio itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. Your Portfolio will provide notice to its Unitholders of the amount of any distribution which may be taken into account as qualified dividend income which is eligible for these capital gains tax rates.

   In Kind Distributions. Under certain circumstances, as described in this prospectus, you may receive an in kind distribution of Portfolio securities when you redeem Units. This distribution is subject to taxation and you will recognize gain or loss, generally based on the value at that time of the securities and the amount of cash received.

   Rollovers and Exchanges. If you elect to have your proceeds from your Portfolio rolled over into a future trust, it is considered a sale for federal income tax purposes and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss realized on a sale or exchange will be disallowed to the extent that Units disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Units or to the extent that the Unitholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Units acquired will be adjusted to reflect the disallowed loss.

   Deductibility of Portfolio Expenses. Generally, expenses incurred by your Portfolio will be deducted from the gross income received by your Portfolio and only your share of the Portfolio's net income will be paid to you and reported as taxable income to you. However, if the Units of your Portfolio are held by fewer than 500 Unitholders at any time during a taxable year, your Portfolio will generally not be able to deduct certain expenses from income, thus resulting in your reported share of the Portfolio's taxable income being increased by your share of those expenses, even though you do not receive a corresponding cash distribution. In this case you may be able to take a deduction for these expenses; however, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

   Foreign Tax Credit. If your Portfolio invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Portfolio paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Portfolio paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes if your Portfolio meets the requirements for passing through such deductions or credits to Unitholders.

PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------

   General. The fees and expenses of your Portfolio will generally accrue on a daily basis. Portfolio operating fees and expenses are generally paid out of the Income Account to the extent funds are available, and then from the Capital Account. It is expected that Securities will be sold to pay these amounts which will result in capital gains or losses to Unitholders. See "Taxation". These sales will reduce future income distributions. The Sponsor's, Supervisor's and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.

   Trustee's Fee. For its services the Trustee will receive the fee from your Portfolio set forth in the "Fee Table" in Prospectus Part I (which includes the estimated amount of miscellaneous Portfolio expenses). The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to your Portfolio is expected to result from the use of these funds.

   Compensation of Sponsor and Supervisor. The Sponsor and the Supervisor will receive the annual fees for providing bookkeeping and administrative services and portfolio supervisory services set forth in the "Fee Table" in Prospectus
Part I. The fee paid to the Sponsor may exceed the actual costs of providing these services to your Portfolio but at no time will the total amount received for these services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year. The Supervisor's fee is charged as a percentage of average daily net asset value and accrues daily and is paid quarterly.

   Miscellaneous Expenses. The following additional charges are or may be incurred by your Portfolio: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Portfolio, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Portfolio and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Portfolio without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees, (h) costs associated with liquidating the securities held in the Portfolio, (i) any offering costs incurred after the end of the initial offering period and (j) expenditures incurred in contacting Unitholders upon termination of the Portfolio. The Portfolio may pay the expenses of updating its registration statement each year. The Portfolio will pay a license fee to Cohen & Steers Capital Management, Inc. for the use of certain service marks.

   Fund Expenses. The Portfolio will also indirectly bear the expenses of the underlying funds. While the Portfolio will not pay these expenses directly out of its assets, these expenses are shown in the Portfolio's annual operating expenses in the "Fee Table" in Prospectus Part I to illustrate the impact of these expenses.

OTHER MATTERS
--------------------------------------------------------------------------------

   Legal Opinions. The legality of the Units offered hereby has been passed upon by Paul, Hastings, Janofsky & Walker LLP. Dorsey & Whitney LLP has acted as counsel to the Trustee.

   Independent Registered Public Accounting Firm. The financial statements included in this prospectus have been audited by Grant Thornton LLP, independent registered public accounting firm, as set forth in their report in this prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

   This prospectus does not contain all the information set forth in the registration statement filed by the Portfolio with the SEC. The Information Supplement, which has been filed with the SEC and is incorporated herein by reference, includes more detailed information concerning the Securities, investment risks and general information about the Portfolio. Information about your Portfolio (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You may obtain information about the Public Reference Room by calling 1-202-551-8090. Reports and other information about your Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.




TABLE OF CONTENTS
--------------------------------------------------------------------------------

        Title                                    Page
        -----                                    ----
   The Portfolio...............................     2
   Objectives and Securities Selection.........     2
   Risk Factors................................     4
   Closed-End Funds............................     5
   Public Offering.............................     5
   Retirement Accounts.........................     7
   Rights of Unitholders.......................     7
   Portfolio Administration....................    10
   Taxation - Grantor Trusts...................    12
   Taxation - Regulated Investment Companies...    14
   Portfolio Operating Expenses................    16
   Other Matters...............................    17
   Additional Information......................    17





                                   PROSPECTUS
                                    PART TWO

                                 Cohen & Steers
                             Master Income Portfolio



Van Kampen
Investments







       Cohen & Steers Master Municipal Income Portfolio - National Series

      Cohen & Steers Master Municipal Income Portfolio - California Series

       Cohen & Steers Master Municipal Income Portfolio - New York Series


                               Prospectus Part Two




                       This prospectus contains two parts.

                     No one may use this Prospectus Part Two
                   unless accompanied by Prospectus Part One.

       You should read this prospectus and retain it for future reference.

--------------------------------------------------------------------------------

  The Securities and Exchange Commission has not approved or disapproved of the Trust units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.




Van Kampen
Investments




THE PORTFOLIO
--------------------------------------------------------------------------------

   The Portfolios were created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), dated the Initial Date of Deposit, among Van Kampen Funds Inc., as Sponsor, Cohen & Steers Capital Management, Inc., as Supervisor, and The Bank of New York Mellon, as Trustee.

   The Portfolios offer investors the opportunity to purchase Units representing proportionate interests in a portfolio of shares of closed-end funds. A Portfolio may be an appropriate medium for investors who desire to participate in a portfolio of securities with greater diversification than they might be able to acquire individually.

   The Sponsor intends to qualify Units for sale in a number of states, provided that Units of the California Series may be purchased only by residents of California and Units of the New York Series may be purchased by residents of New York, Connecticut, Florida and New Jersey.

   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Portfolios. Unless otherwise terminated as provided in the Trust Agreement, the Portfolios will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in each "Portfolio" in Part One and any additional securities deposited into each Portfolio.

   Additional Units of a Portfolio may be issued at any time by depositing in the Portfolio (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit or the equivalent) with instructions to purchase additional Securities. As additional Units are issued by a Portfolio, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into a Portfolio following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares of each Security in the Portfolio that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Portfolio will pay the associated brokerage or acquisition fees. Purchases and sales of Securities by your Portfolio may impact the value of the Securities. This may especially be the case during the initial offering of Units, upon Portfolio termination and in the course of satisfying large Unit redemptions.

   Each Unit of your Portfolio initially offered represents an undivided interest in the Portfolio. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in your Portfolio represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in your Portfolio will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

   Each Portfolio consists of (a) the Securities (including contracts for the purchase thereof) listed under the related "Portfolio" in Part One as may continue to be held from time to time in the Portfolio, (b) any additional Securities acquired and held by the Portfolio pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

OBJECTIVES AND SECURITIES SELECTION
--------------------------------------------------------------------------------

   The Cohen & Steers Master Municipal Income Portfolio - National Series seeks to provide income exempt from federal income tax. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of common stock of closed-end investment companies (known as "closed-end funds") selected by Cohen & Steers Capital Management, Inc. (the "Portfolio Consultant"). These closed-end funds generally seek to invest in tax-exempt municipal bonds. Income may be subject to the alternative minimum tax and state and local taxes.

   The Portfolio Consultant sought to construct a well-diversified portfolio of leveraged closed-end funds that have strong fundamentals and are sponsored by well-regarded managers in this asset class. Cohen & Steers believes that the large number of national and single state municipal closed-end funds - there are nearly 300 funds at this time - contribute to secondary market inefficiencies in this sector. In selecting funds for the Portfolio, the Portfolio Consultant generally considered only funds with a ten-day average daily trading volume greater than $400,000 and a market capitalization greater than $300,000,000 at the time of selection. In general, after screening out funds that did not meet the above criteria, Cohen & Steers then applied a proprietary selection methodology for including Funds in the Portfolio. The Cohen & Steers proprietary methodology evaluates a series of factors, including, but not limited to, the following factors:

     o   Current dividend yield;

     o   Share price premium/discount to net asset value;

     o   Amount and type of leverage in the capital structure;

     o Portfolio sensitivity to interest rate changes - theoretical and actual historical;

     o Use and percentage amount of interest rate swaps and other interest rate hedging strategies;

     o   Estimate of fund earnings power;

     o   Embedded dividend payment cushion;

     o   Expense ratios;

     o   Historical track record; and

     o   History with regard to dividend changes.

   After evaluating each of the screened funds, the Portfolio Consultant uses its proprietary valuation model to score each fund. The Cohen & Steers Closed-End Fund Investment Committee reviews the results of the screening process to select funds for inclusion in the Portfolio. Funds advised by the Sponsor, the Portfolio Consultant and their affiliates were excluded from consideration for the Portfolio in an effort to maintain independence in the portfolio selection process.

   The Cohen & Steers Master Municipal Income Portfolio - California Series seeks to provide income exempt from federal and California income tax. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of common stock of closed-end investment companies (known as "closed-end funds") selected by Cohen & Steers Capital Management, Inc. (the "Portfolio Consultant"). These closed-end funds generally seek to invest in tax-exempt municipal bonds issued primarily by California issuers. Income may be subject to the alternative minimum tax and a portion of the income could be derived from non-California bonds and be taxable to California residents.

   The Portfolio Consultant sought to construct a well-diversified portfolio of leveraged closed-end funds that have strong fundamentals and are sponsored by well-regarded managers in this asset class. Cohen & Steers believes that the large number of national and single state municipal closed-end funds - there are nearly 300 funds at this time - contribute to secondary market inefficiencies in this sector. In selecting funds for the Portfolio, the Portfolio Consultant generally considered only funds with a ten-day average daily trading volume greater than $200,000 and a market capitalization greater than $75,000,000 at the time of selection. In general, after screening out funds that did not meet the above criteria, Cohen & Steers then applied a proprietary selection methodology for including Funds in the Portfolio. The Cohen & Steers proprietary methodology evaluates a series of factors, including, but not limited to, the following factors:

     o   Current dividend yield;

     o   Share price premium/discount to net asset value;

     o   Amount and type of leverage in the capital structure;

     o Portfolio sensitivity to interest rate changes - theoretical and actual historical;

     o Use and percentage amount of interest rate swaps and other interest rate hedging strategies;

     o   Estimate of fund earnings power;

     o   Embedded dividend payment cushion;

     o   Expense ratios;

     o   Historical track record; and

     o   History with regard to dividend changes.

   After evaluating each of the screened funds, the Portfolio Consultant uses its proprietary valuation model to score each fund. The Cohen & Steers Closed-End Fund Investment Committee reviews the results of the screening process to select funds for inclusion in the Portfolio. Funds advised by the Sponsor, the Portfolio Consultant and their affiliates were excluded from consideration for the Portfolio in an effort to maintain independence in the portfolio selection process.

   The Cohen & Steers Master Municipal Income Portfolio - New York Series seeks to provide income exempt from federal and New York income tax. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of common stock of closed-end investment companies (known as "closed-end funds") selected by Cohen & Steers Capital Management, Inc. (the "Portfolio Consultant"). These closed-end funds generally seek to invest in tax-exempt municipal bonds issued primarily by New York issuers. Income may be subject to the alternative minimum tax and a portion of the income could be derived from non-New York bonds and be taxable to New York residents.

   The Portfolio Consultant sought to construct a well-diversified portfolio of leveraged closed-end funds that have strong fundamentals and are sponsored by well-regarded managers in this asset class. Cohen & Steers believes that the large number of national and single state municipal closed-end funds - there are nearly 300 funds at this time - contribute to secondary market inefficiencies in this sector. In selecting funds for the Portfolio, the Portfolio Consultant generally considered only funds with a ten-day average daily trading volume greater than $100,000 and a market capitalization greater than $75,000,000 at the time of selection. In general, after screening out funds that did not meet the above criteria, Cohen & Steers then applied a proprietary selection methodology for including Funds in the Portfolio. The Cohen & Steers proprietary methodology evaluates a series of factors, including, but not limited to, the following factors:

     o   Current dividend yield;

     o   Share price premium/discount to net asset value;

     o   Amount and type of leverage in the capital structure;

     o Portfolio sensitivity to interest rate changes - theoretical and actual historical;

     o Use and percentage amount of interest rate swaps and other interest rate hedging strategies;

     o   Estimate of fund earnings power;

     o   Embedded dividend payment cushion;

     o   Expense ratios;

     o   Historical track record; and o History with regard to dividend changes.

   After evaluating each of the screened funds, the Portfolio Consultant uses its proprietary valuation model to score each fund. The Cohen & Steers Closed-End Fund Investment Committee reviews the results of the screening process to select funds for inclusion in the Portfolio. Funds advised by the Sponsor, the Portfolio Consultant and their affiliates were excluded from consideration for the Portfolio in an effort to maintain independence in the portfolio selection process.

   The Portfolio Consultant is not an affiliate of the Sponsor. The Sponsor did not select the Securities for the Portfolios. The Portfolio Consultant may use the list of Securities in its independent capacity as an investment adviser and distributes this information to various individuals and entities. The Portfolio Consultant may recommend or effect transactions in the Securities. This may have an adverse effect on the prices of the Securities. This also may have an impact on the price a Portfolio pays for the Securities and the price received upon Unit redemptions or Portfolio termination. The Portfolio Consultant may act as agent or principal in connection with the purchase and sale of securities, including the Securities. The Portfolio Consultant also issues reports and makes recommendations on the Securities. The Portfolio Consultant's research department may receive compensation based on commissions generated by research and/or sales of Units.

   Neither the Portfolio Consultant nor the Sponsor manage the Portfolios. You should note that the Portfolio Consultant applied the selection criteria to the Securities for inclusion in the Portfolios prior to the Initial Date of Deposit. After this time, the Securities may no longer meet the selection criteria. Should a Security no longer meet the selection criteria, we will generally not remove the Security from a Portfolio. In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities in a Portfolio, taken as a whole, which are represented by the Units.

   The Portfolio Consultant. Founded in 1986, Cohen & Steers Capital Management Inc. is a manager of high income equity portfolios specializing in U.S. REITs, global real estate securities, preferred securities, utilities, value equity securities and other high dividend paying common stocks. As of June 30, 2008, Cohen & Steers Capital Management Inc. had $27.0 billion in assets under management. Cohen & Steers manages separate account portfolios for institutional investors, including some of the world's largest pension funds and endowments. In addition, the firm manages open- and closed-end mutual funds for both retail and institutional investors. Cohen & Steers is among the largest REIT managers in the U.S. and employs a significant research and trading staff. Many investors have come to view Cohen & Steers as an important source for income-oriented investment products. Cohen & Steers also acts as Supervisor of the Portfolios. As described above, Cohen & Steers advises other clients such as investment companies and other accounts. Many of these client accounts are "managed" accounts. The Portfolios are not managed funds and will generally not sell or replace Securities. Please refer to the preceding discussion of Cohen & Steers' activities regarding the advisory accounts of its other clients and the effect these activities may have on the Securities in the Portfolios.

RISK FACTORS
--------------------------------------------------------------------------------

   All investments involve risk. This section describes the main risks that can impact the value of the securities in your Portfolio or in the underlying funds. You should understand these risks before you invest. If the value of the securities falls, the value of your Units will also fall. We cannot guarantee that your Portfolio will achieve its objective or that your investment return will be positive over any period.

   Market Risk. Market risk is the risk that the value of the securities in your Portfolio or in the underlying funds will fluctuate. This could cause the value of your Units to fall below your original purchase price. Market value fluctuates in response to various factors. These can include changes in interest rates, inflation, the financial condition of a security's issuer, perceptions of the issuer, or ratings on a security. Even though your Portfolio is supervised, you should remember that we do not manage your Portfolio. Your Portfolio will not sell a security solely because the market value falls as is possible in a managed fund.

   Interest Rate Risk. Interest rate risk is the risk that the value of securities held by certain closed-end funds will fall if interest rates increase. The securities held by the closed-end funds typically fall in value when interest rates rise and rise in value when interest rates fall. The securities held by the closed-end funds with longer periods before maturity are often more sensitive to interest rate changes.

   Credit Risk. Credit risk is the risk that a borrower is unable to meet its obligation to pay principal or interest on a security held by a closed-end fund. This may reduce the level of dividends a closed-end fund pays which would reduce your income and could cause the value of your Units to fall.

   Closed-End Funds. The Portfolios invest in shares of closed-end funds. You should understand the section titled "Closed-End Funds" before you invest. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors. Closed-end funds are subject to various risks, including management's ability to meet the fund's investment objective, and to manage the fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding closed-end funds or their underlying investments change. The Portfolios and the underlying funds have operating expenses. You will bear not only your share of your Portfolio's expenses, but also the expenses of the underlying funds. By investing in other funds, a Portfolio incurs greater expenses than you would incur if you invested directly in the funds.

   Municipal Bond Risks. Each of the closed-end funds held by the Portfolios invests in tax-exempt municipal bonds. Municipal bonds are debt obligations issued by states or by political subdivisions or authorities of states. Municipal bonds are typically designated as general obligation bonds, which are general obligations of a governmental entity that are backed by the taxing power of such entity, or revenue bonds, which are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. Municipal bonds are long-term fixed rate debt obligations that generally decline in value with increases in interest rates, when an issuer's financial condition worsens or when the rating on a bond is decreased. Many municipal bonds may be called or redeemed prior to their stated maturity, an event which is more likely to occur when interest rates fall. In such an occurrence, a closed-end fund may not be able to reinvest the money it receives in other bonds that have as high a yield or as long a maturity.

   Many municipal bonds are subject to continuing requirements as to the actual use of the bond proceeds or manner of operation of the project financed from bond proceeds that may affect the exemption of interest on such bonds from federal income taxation. The market for municipal bonds is generally less liquid than for other securities and therefore the price of municipal bonds may be more volatile and subject to greater price fluctuations than securities with greater liquidity. In addition, an issuer's ability to make income distributions generally depends on several factors including the financial condition of the issuer and general economic conditions. Any of these factors may negatively impact the price of municipal bonds held by a closed-end fund and would therefore impact the price of both the fund shares and the Units.

   The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal income tax and, for state-specific funds, from regular income tax of the applicable state. Notwithstanding the foregoing, certain income from a fund may not qualify as tax-exempt income and could be subject to federal, state or local tax. In addition, income from the funds may be subject to the alternative minimum tax and may have other tax consequences (e.g., they may affect the amount of social security benefits that are taxed). Capital gains and capital gain dividends, if any, will be subject to tax.

   California Risks. Because the Trust invests substantially all of its total assets in California municipal securities, the Trust is more susceptible to political, economic, regulatory or other factors affecting issuers of California municipal securities than a Trust which does not limit its investments to such issuers. These risks include possible legislative, state constitutional or regulatory amendments that may affect the ability of state and local governments or regional governmental authorities to raise money to pay principal and interest on their municipal securities. Economic, fiscal and budgetary conditions throughout the state may also influence the Trust's performance. The 2008 Budget Act, released on September 25, 2008, estimates that California will have a General Fund balance of $1.7 billion as of June 30, 2009, assuming voter approval of the budget-balancing measures in the November 2008 election. The Sponsor is unable to predict what impact these issues may have on the value of your Units or the obligations included in the Trust.

   California state and local government obligations may be adversely affected by political and economic conditions and developments within the State of California and the nation as a whole. As of October 2008, the dramatic downturn in the real estate markets and its effect on other areas of the economy, particularly the financial markets, continue to dominate the economic news of both California and the nation. Declining home prices and increased subprime mortgage rates have led to record mortgage delinquencies and home foreclosures in California. Home values may decrease further before real estate markets and home building return to normal. Economists have projected that the housing sector will continue to weigh on the State and national economies in the next two years, but that economic growth should begin to improve in the first half of 2009.

   At the end of 2007, California's wholesale energy markets remained stable and competitive for the sixth consecutive year (2002-2007). This trend is predominantly due to a high level of forward energy contracting by the State's investor-owned utilities, which limits their exposure to spot market price volatility, enhances competition, and facilitates new generation investment. It is not possible to predict future market performance or the resulting impact on California's economy due to the volatility in the energy markets, climate changes and natural disasters that effect fuel and energy generation and transmission, and the State's ever-growing infrastructure needs, particularly in Southern California.

   Although revenue obligations of the State of California or its political subdivisions may be payable from a specific project or source, there can be no assurance that future economic difficulties and the resulting impact on State and local government finances will not adversely affect the market value of the portfolio of the Trust or the ability of the respective obligors to make timely payments of principal and interest on such obligations. The value of California municipal instruments may also be affected by general conditions in the money markets or the municipal bond markets, the levels of federal income tax rates, the supply of tax-exempt bonds, the credit quality and rating of the issues and perceptions with respect to the level of interest rates. There can be no assurance that there will not be a decline in economic conditions or that particular California municipal securities in the portfolio of the Trust will not be adversely affected by any such changes.

   As of October 2008, all outstanding general obligation bonds of the State are rated "A+" by Standard and Poor's, "A+" by Fitch and "A1" by Moody's.

   Further information concerning California risk factors may be obtained upon request to the Sponsor as described in "Additional Information" appearing in Prospectus Part II.

   New York Risks. Because the New York Series each invest in funds that invest primarily in New York municipal securities, the Portfolios are more susceptible to political, economic, regulatory or other factors affecting New York municipal securities than an investment which does not limit its investments to such issuers. The financial condition of the State of New York is affected by various national, economic, social and environmental policies and conditions. Additionally, constitutional and statutory limitations imposed on the State and its local governments concerning taxes, bond indebtedness and other matters may constrain the revenue-generating capacity of the State and its local governments and, therefore, the ability of the issuers of the bonds to satisfy their obligations.

   The economic vitality of the State and its various regions and, therefore, the ability of the State and its local governments to satisfy the bonds, are affected by numerous factors. Historically, the State has been one of the wealthiest states in the nation, however, for decades the State economy has grown more slowly than that of the nation as a whole, gradually eroding the State's relative economic affluence. The State has for many years had a very high state and local tax burden relative to other states. The burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State. The crisis in the world financial markets will have a disproportionate effect on the State's economy, as Wall Street generates approximately one-fifth of the State's revenues each year.

   The economy of the State continues to be influenced by the financial health of the City of New York, which faces greater competition as other major cities develop financial and business capabilities. In particular, extended periods of uncertainty in the financial and capital markets may have a disproportional, adverse effect on the economic health of the City of New York and the State, relative to the nation. The current turmoil on Wall Street will have a major adverse impact on New York City's economy, as the securities industry represents approximately five percent of jobs in the City, as well as about twenty percent of all wages in the City. The New York City Comptroller's Office is currently estimating that the recent Wall Street dislocations will significantly impact the City's tax revenue. The financial industry accounted for more than 45 percent of the City's business income tax collections in recent years, amounting to about $5.5 billion in Fiscal Year 2008 alone.

   As of October 2008, outstanding general obligation bonds of the State are rated "AA" by Standard and Poor's and "Aa3" by Moody's. As of October 2008, all outstanding general obligation bonds of the City of New York are rated "AA" by Standard & Poor's and Aa3 by Moody's.

   Further information concerning New York risk factors may be obtained upon request to the Sponsor as described in "Additional Information" appearing in Prospectus Part II.

    High-Yield Security Risk. Some of the closed-end funds held by your Portfolio may invest in high-yield securities or unrated securities. High-yield, high risk securities are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. The value of these securities will decline significantly with increases in interest rates, not only because increases in rates generally decrease values, but also because increased rates may indicate an economic slowdown. An economic slowdown, or a reduction in an issuer's creditworthiness, may result in the issuer being unable to maintain earnings at a level sufficient to maintain interest and principal payments.

    High-yield or "junk" securities, the generic names for securities rated below "BBB" by Standard & Poor's or "Baa" by Moody's, are frequently issued by corporations in the growth stage of their development or by established companies who are highly leveraged or whose operations or industries are depressed. Securities rated below BBB or Baa are considered speculative as these ratings indicate a quality of less than investment grade. Because high-yield securities are generally subordinated obligations and are perceived by investors to be riskier than higher rated securities, their prices tend to fluctuate more than higher rated securities and are affected by short-term credit developments to a greater degree.

    The market for high-yield securities is smaller and less liquid than that for investment grade securities. High-yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high-yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

    Liquidity Risk. Liquidity risk is the risk that the value of a security will fall if trading in the security is limited or absent. No one can guarantee that a liquid trading market will exist for any security.

   No FDIC Guarantee. An investment in your Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CLOSED-END FUNDS
--------------------------------------------------------------------------------

    Closed-end funds are a type of investment company that holds an actively managed portfolio of securities. Closed-end funds issue shares in "closed-end" offerings which generally trade on a stock exchange (although some closed-end fund shares are not listed on a securities exchange). The funds in the Portfolios all are currently listed on a securities exchange. Since closed-end funds maintain a relatively fixed pool of investment capital, portfolio managers may be better able to adhere to their investment philosophies through greater flexibility and control. In addition, closed-end funds don't have to manage fund liquidity to meet potentially large redemptions.

    Closed-end funds are subject to various risks, including management's ability to meet the closed-end fund's investment objective, and to manage the closed-end fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding closed-end funds or their underlying investments change.

    Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

    The closed-end funds included in the Portfolios may employ the use of leverage in their portfolios through the issuance of preferred stock or other methods. While leverage often serves to increase the yield of a closed-end fund, this leverage also subjects the closed-end fund to increased risks. These risks may include the likelihood of increased volatility and the possibility that the closed-end fund's common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises.

    Certain of the funds in the Portfolios may be classified as "non-diversified" under the Investment Company Act of 1940. These funds have the ability to invest a greater portion of their assets in securities of a single issuer which could reduce diversification.

    Only the Trustee may vote the shares of the closed-end funds held in the Portfolios. The Trustee will vote the shares in the same general proportion as shares held by other shareholders of each fund. Your Portfolio is generally required, however, to reject any offer for securities or other property in exchange for portfolio securities as described under "Portfolio Administration--Portfolio Administration."

PUBLIC OFFERING
--------------------------------------------------------------------------------

   General. Units are offered at the Public Offering Price which includes the net assets value per Unit plus organization costs plus the sales charge. The net asset value per Unit is the value of the securities, cash and other assets in your Portfolio reduced by the liabilities of the Portfolio divided by the total Units outstanding. The "Fee Table" describes the sales charge in detail in Part One.

   The actual sales charge that may be paid by an investor may differ slightly from the sales charges shown herein due to rounding that occurs in the calculation of the Public Offering Price and in the number of Units purchased.

   The minimum purchase is 100 Units (25 Units for retirement accounts) but may vary by selling firm. Certain broker-dealers or selling firms may charge an order handling fee for processing Unit purchases.

   Reducing Your Sales Charge. The Sponsor offers a variety of ways for you to reduce the sales charge that you pay. It is your financial professional's responsibility to alert the Sponsor of any discount when you purchase Units. Before you purchase Units you must also inform your financial professional of your qualification for any discount or of any combined purchases to be eligible for a reduced sales charge. You may not combine discounts.

   Employees. Employees, officers and directors (including their spouses and children under 21 living in the same household, and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates, and dealers and their affiliates may purchase Units at the Public Offering Price less the applicable dealer concession. All employee discounts are subject to the policies of the related selling firm. Only employees, officers and directors of companies that allow their employees to participate in this employee discount

   Distribution Reinvestments. We do not charge any sales charge when you reinvest distributions from your Portfolio into additional Units of your Portfolio.

   Unit Price. The Public Offering Price of Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One in accordance with fluctuations in the prices of the underlying Securities in a Portfolio. The initial price of the Securities was determined by the Trustee. The Trustee will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. The Evaluation Time is the close of the New York Stock Exchange on each business day. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange. The Public Offering Price per Unit will be effective for all orders received prior to the Evaluation Time on each business day. Orders received by the Sponsor prior to the Evaluation Time and orders received by authorized financial professionals prior to the Evaluation Time that are properly transmitted to the Sponsor by the time designated by the Sponsor, are priced based on the date of receipt. Orders received by the Sponsor after the Evaluation Time, and orders received by authorized financial professionals after the Evaluation Time or orders received by such persons that are not transmitted to the Sponsor until after the time designated by the Sponsor, are priced based on the date of the next determined Public Offering Price per Unit provided they are received timely by the Sponsor on such date. It is the responsibility of authorized financial professionals to transmit orders received by them to the Sponsor so they will be received in a timely manner.

   The value of portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Trustee determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trustee or an independent pricing service used by the Trustee. In these cases, a Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to securities that are primarily listed on foreign exchanges, the value of the portfolio securities may change on days when you will not be able to purchase or sell Units. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time. The Sponsor will provide price dissemination and oversight services to the Portfolios.

   Unit Distribution. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price. Units repurchased in the secondary market, if any, may be offered by this prospectus at the secondary market Public Offering Price in the manner described above.

   Except as provided in this section, any sales charge discount provided to investors will be borne by the selling broker-dealer or agent. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   We may provide, at our own expense and out of our own profits, additional compensation and benefits to broker-dealers who sell Units of a Portfolio and our other products. This compensation is intended to result in additional sales of our products and/or compensate broker-dealers and financial advisors for past sales. We may make these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisors, advertising, sponsorship of events or seminars, obtaining shelf space in broker-dealer firms and similar activities designed to promote the sale of the Portfolio(s) and our other products. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. These arrangements will not change the price you pay for your Units.

   Sponsor Compensation. The Sponsor will receive the total sales charge applicable to each transaction. Except as provided under "Unit Distribution" above, any sales charge discount provided to investors will be borne by the selling dealer or agent. In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to the Portfolios on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities. The Sponsor may realize profit or loss as a result of the possible fluctuations in the market value of Units held by the Sponsor for sale to the public. In maintaining a secondary market, the Sponsor will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   The Sponsor or an affiliate may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities or related securities. An affiliate may act as a specialist or market maker for these Securities. An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.

   Market for Units. Although it is not obligated to do so, the Sponsor may maintain a market for Units and to purchase Units at the secondary market repurchase price (which is described under "Right of Unitholders--Redemption of Units"). The Sponsor may discontinue purchases of Units or discontinue purchases at this price at any time. In the event that a secondary market is not maintained, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. The Trustee will notify the Sponsor of any Units tendered for redemption. If the Sponsor's bid in the secondary market equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. The Sponsor may sell repurchased Units at the secondary market Public Offering Price per Unit.

RETIREMENT ACCOUNTS
--------------------------------------------------------------------------------

   Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The minimum purchase for these accounts is reduced to 25 Units but may vary by selling firm. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.

RIGHTS OF UNITHOLDERS
--------------------------------------------------------------------------------

   Distributions. The Trustee will generally distribute cash held in the Income and Capital Accounts of your Portfolio on each Distribution Date to Unitholders of record on the preceding Record Date, provided that the total cash held for distribution equals at least 0.1% of your Portfolio's net asset value. These dates appear under "Essential Information". Unitholders will also receive a final distribution of dividends when their Portfolio terminates. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered). Unitholders may elect to receive distributions in cash or to have distributions reinvested into additional Units.

   Dividends received by a Portfolio are credited to the Income Account of the Portfolio. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or pay deferred sales charges, fees or expenses, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a Record Date and prior to the following Distribution Date will be held in the Capital Account and not distributed until the next Distribution Date. Any distribution to Unitholders consists of each Unitholder's pro rata share of the available cash in the Income and Capital Accounts as of the related Record Date.

   Estimated Distributions. The estimated initial distribution and estimated net annual income per Unit may be shown under "Summary of Essential Financial Information" in Part One. The estimate of the income a Portfolio may receive is based on the most recent ordinary quarterly dividends declared by an issuer, the most recent interim and final dividends declared for certain foreign issuers, or scheduled income payments (in all cases accounting for any applicable foreign withholding taxes). The actual net annual distributions are expected to decrease over time because a portion of the Securities included in a Portfolio will be sold to pay for organization costs, deferred sales charge and creation and development fee. Securities may also be sold to pay regular fees and expenses during a Portfolio's life. Dividend and income conventions for certain companies and/or certain countries differ from those typically used in the United States and in certain instances, dividends/income paid or declared over several years or other periods may be used to estimate annual distributions. The actual net annual income distributions you receive will vary from the estimated amount due to changes in a Portfolio's fees and expenses, in actual income received by a Portfolio, currency fluctuations and with changes in a Portfolio such as the acquisition, call, maturity or sale of Securities. Due to these and various other factors, actual income received by a Portfolio will most likely differ from the most recent dividends or scheduled income payments.

   Reinvestment Option. Unitholders may have distributions automatically reinvested in additional Units without a sales charge (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides). Brokers and dealers can use the Dividend Reinvestment Service through Depository Trust Company or purchase a Reinvest CUSIP, if available. To participate in this reinvestment option, a Unitholder must file with the Trustee a written notice of election, together with any certificate representing Units and other documentation that the Trustee may then require, at least five days prior to the related Record Date. A Unitholder's election will apply to all Units owned by the Unitholder and will remain in effect until changed by the Unitholder. The reinvestment option is not offered during the 30 days prior to termination. If Units are unavailable for reinvestment or this reinvestment option is no longer available, distributions will be paid in cash. To the extent that a distribution is taxable, it will be taxable to Unitholders whether paid in cash or reinvested in additional Units.

   A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing no later than five days before a Distribution Date. The Sponsor shall have the right to suspend or terminate the reinvestment plan at any time. The reinvestment plan is subject to availability or limitation by each broker-dealer or selling firm. Broker-dealers may suspend or terminate the offering of a reinvestment plan at any time. Please contact your financial professional for additional information.

   Redemption of Units. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at Unit Investment Trust Division, 111 Sanders Creek Parkway, East Syracuse, New York 13057. Certificates must be tendered to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No later than the seventh day following the tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Portfolio business day, the date of tender is deemed to be the next business day. Redemption requests received by the Trustee after the Evaluation Time, and redemption requests received by authorized financial professionals after the Evaluation Time or redemption requests received by such persons that are not transmitted to the Trustee until after the designated by the Trustee, are priced based on the date of the next determined redemption price provided they are received timely by the Trustee on such date. It is the responsibility of authorized financial professionals to transmit redemption requests received by them to the Trustee so they will be received in a timely manner. Certain broker-dealers or selling firms may charge an order handling fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such fees.

   Unitholders tendering 1,000 or more Units of the Portfolios (or such higher amount as may be required by your broker-dealer or selling agent) for redemption may request an in kind distribution of Securities equal to the Redemption Price per Unit on the date of tender. Unitholders may not request an in kind distribution of Securities within thirty days of a Portfolio's termination. The Portfolios generally do not offer in kind distributions of portfolio securities that are held in foreign markets. An in kind distribution will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. Amounts representing fractional shares will be distributed in cash. The Trustee may adjust the number of shares of any Security included in a Unitholder's in kind distribution to facilitate the distribution of whole shares. The in kind distribution option may be modified at any time without notice. Notwithstanding the foregoing, if the Unitholder requesting an kind distribution is the Sponsor or an affiliated person of the Portfolio, the Trustee may make an in kind distribution to such Unitholder provided that no one with a pecuniary incentive to influence the in kind distribution may influence selection of the distributed securities, the distribution must consist of a pro rata distribution of all portfolio securities (with limited exceptions) and the in kind distribution may not favor such affiliated person to the detriment of any other Unitholder.

   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are redeemed in kind or sold, the size of a Portfolio will be, and the diversity of a Portfolio may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an in kind distribution. See "Taxation".

   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in a Portfolio determined on the basis of (i) the cash on hand in the Portfolio, (ii) the value of the Securities in the Portfolio and (iii) dividends receivable on the Securities in the Portfolio trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Portfolio and (b) the accrued expenses of the Portfolio. The Trustee may determine the value of the Securities in the following manner: If the Securities are listed on a national or foreign securities exchange or the Nasdaq Stock Market, Inc., this evaluation is generally based on the closing sale prices on that exchange or market (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or market, at the closing bid prices. If the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange or market, the evaluation may be based on the current bid price on the over-the-counter market. If current bid prices are unavailable or inappropriate, the evaluation may be determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the Securities on the bid side of the market or (c) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.

   Exchange Option. When you redeem Units of your Portfolio or when your Portfolio terminates, you may be able to exchange your Units for units of other Van Kampen unit trusts at a reduced sales charge. You should contact your financial professional for more information about trusts currently available for exchanges. Before you exchange Units, you should read the prospectus of the new trust carefully and understand the risks and fees. You should then discuss this option with your financial professional to determine whether your investment goals have changed, whether current trusts suit you and to discuss tax consequences. We may discontinue this option at any time.

   Units. Ownership of Units is evidenced in book-entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, and certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Fractional certificates will not be issued. The Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   Reports Provided. Unitholders will receive a statement of dividends and other amounts received by a Portfolio for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends and capital received, actual Portfolio distributions, Portfolio expenses, a list of the Securities and other Portfolio information. Unitholders may obtain evaluations of the Securities upon request to the Trustee. If you have questions regarding your account or your Portfolio, please contact your financial advisor or the Trustee. The Sponsor does not have access to individual account information.

PORTFOLIO ADMINISTRATION
--------------------------------------------------------------------------------

   Portfolio Administration. The Portfolios are not managed funds and, except as provided in the Trust Agreement, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect a Portfolio based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Supervisor retention of the Security would be detrimental to a Portfolio. If a public tender offer has been made for a Security or a merger or acquisition has been announced affecting a Security, the Trustee may either sell the Security or accept an offer if the Supervisor determines that the sale or exchange is in the best interest of Unitholders (only offers for cash if a Portfolio has not elected to be treated as a regulated investment company for tax purposes). The Trustee will distribute any cash proceeds to Unitholders. In addition, the Trustee may sell Securities to redeem Units or pay Portfolio expenses or deferred sales charges. With respect to Portfolios that have not elected to be taxed as regulated investment companies, the Trustee must reject any offer for securities or property other than cash in exchange for the Securities. If securities or property are nonetheless acquired by a Portfolio, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Portfolio. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Portfolio to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next Distribution Date.

   The Trust Agreement requires the Trustee to vote all shares of the funds held in a Portfolio in the same manner and ratio on all proposals as the owners of such shares not held by the Portfolio.

   When your Portfolio sells Securities, the composition and diversity of the Securities in the Portfolio may be altered. However, if the Trustee sells funds shares to redeem Units or to pay Portfolio expenses or sales charges, the Trustee will do so, as nearly as practicable, on a pro rata basis. In order to obtain the best price for a Portfolio, it may be necessary for the Supervisor to specify minimum amounts in which blocks of Securities are to be sold. In effecting purchases and sales of portfolio securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Portfolios, the Sponsor or dealers participating in the offering of Units.

   Amendment of the Trust Agreement. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not materially adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.

   Termination. A Portfolio will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Portfolio. A Portfolio may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of the Portfolio is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000) (the "Minimum Termination Value"). Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with a Portfolio termination nine business days before, and no later than, the Mandatory Termination Date. Approximately forty-five days before this date, the Trustee will notify Unitholders of the termination and provide a form enabling qualified Unitholders to elect an in kind distribution of Securities, provided that Unitholders may not request an in kind distribution of Securities within thirty days of the Portfolio's termination. Any in kind distribution of Securities will be made in the manner and subject to the restrictions described under "Rights of Unitholders--Redemption of Units". Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Portfolio expenses and costs. Unitholders will receive a final distribution statement following termination. The Information Supplement contains further information regarding termination of the Portfolios. See "Additional Information".

   Limitations on Liabilities. The Sponsor, Supervisor and Trustee are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee is not liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and is not liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on a Portfolio which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Sponsor and Supervisor may rely on any evaluation furnished by the Trustee and have no responsibility for the accuracy thereof. Determinations by the Trustee shall be made in good faith upon the basis of the best information available to it.

   Sponsor. Van Kampen Funds Inc. is the Sponsor of the Portfolios. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $107 billion under management or supervision as of April 30, 2008. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,200 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 522 Fifth Avenue, New York, New York 10036. As of April 30, 2008, the total stockholders' equity of Van Kampen Funds Inc. was $149,214,929 (unaudited).

   The Sponsor and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio. The Information Supplement contains additional information about the Sponsor.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolios as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   Trustee. The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 221-7668. If you have questions regarding your account or your Portfolio, please contact the Trustee at its principal unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".

TAXATION
--------------------------------------------------------------------------------

   This section summarizes some of the principal U.S. federal income tax consequences of owning Units of a Portfolio. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, a tax-exempt entity, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

   This federal income tax summary is based in part on the advice of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review the federal income tax treatment of the assets to be deposited in the Portfolio.

   As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

   Assets of the Portfolio. The Portfolio is expected to hold shares (the "RIC Shares") in funds qualifying to be treated as regulated investment companies ("RICs") for federal income tax purposes.

   It is possible that the Portfolio will also hold other assets, including assets that are treated differently for federal income tax purposes from those described above, in which case you will have federal income tax consequences different from or in addition to those described in this section. All of the assets held by the Portfolio constitute the "Portfolio Assets." Neither our counsel nor we have analyzed the proper federal income tax treatment of the Portfolio Assets.

   Portfolio Status. If the Portfolio is at all times operated in accordance with the documents establishing the Portfolio and certain requirements of federal income tax law are met, the Portfolio will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Portfolio Assets, and as such you will be considered to have received a pro rata share of income (e.g., dividends, and capital gains, if any) from each Portfolio Asset when such income would be considered to be received by you if you directly owned the Portfolio Assets. This is true even if you elect to have your distributions reinvested into additional Units. In addition, the income from Portfolio Assets that you must take into account for federal income tax purposes is not reduced by amounts used to pay sales charges or Portfolio expenses.

   Your Tax Basis and Income or Loss upon Disposition. If your Portfolio disposes of Portfolio Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your adjusted tax basis in the related Portfolio Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Portfolio Asset by apportioning the cost of your Units, including sales charges, among the Portfolio Assets ratably according to their values on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, as discussed below).

   If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (zero for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended (the "Code"), however, treats certain capital gains as ordinary income in special situations.

   Dividends from RIC Shares. Unitholders of the Portfolio are treated as directly receiving dividends and distributions paid to the Portfolio by the Portfolio Assets. Some dividends on the RIC Shares may be designated as "capital gain dividends," generally taxable to you as long-term capital gains. Some dividends on the RIC Shares may qualify as "exempt interest dividends," which are derived from tax-exempt obligations held by the RIC and which generally are excluded from your gross income for federal income tax purposes. Some or all of the exempt-interest dividends, however may be taken into account in determining your alternative minimum tax, and may have other tax consequences (e.g., they may affect the amount of your social security benefits that are taxed). Other dividends on the RIC Shares will generally be taxable to you as ordinary income. Certain ordinary income dividends from a RIC may qualify to be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the RIC itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. Regulated investment companies are required to provide notice to their shareholders of the amount of any distribution that may be taken into account as a dividend that is eligible for the capital gains tax rates. If you hold a Unit for six months or less or if your Portfolio holds a RIC Share for six months or less, any loss incurred by you related to the disposition of such RIC Share will be disallowed to the extent of the exempt-interest dividends you received. To the extent, if any, it is not disallowed, it will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share. Distributions of income or capital gains declared on the RIC Shares in October, November or December but paid in January will be deemed to have been paid to you on December 31 of the year they are declared.

   Dividends Received Deduction. A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to many dividends received by the Portfolio, because the dividends received deduction is generally not available for dividends from RICs.

   In Kind Distributions. Under certain circumstances as described in this prospectus, you may request an in kind distribution of Portfolio Assets when you redeem your Units. By electing to receive an in kind distribution, you will receive Portfolio Assets plus, possibly, cash. You will not recognize gain or loss if you only receive whole Portfolio Assets in exchange for the identical amount of your pro rata portion of the same Portfolio Assets held by your Portfolio. However, if you also receive cash in exchange for a Portfolio Asset or a fractional portion of a Portfolio Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Portfolio Asset or fractional portion.

   Exchanges. If you elect to have your proceeds from your Portfolio rolled over into a future trust, it is considered a sale for federal income tax purposes and, in general, any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of your Portfolio for units of the future trust will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Portfolio Assets under the wash sale provisions of the Code.

   Limitations on the Deductibility of Portfolio Expenses. Generally, for federal income tax purposes, you must take into account your full pro rata share of your Portfolio's income, even if some of that income is used to pay Portfolio expenses. You may deduct your pro rata share of each expense paid by your Portfolio to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Portfolio as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

   Because some of the RICs pay exempt-interest dividends, which are treated as tax-exempt interest for federal income tax purposes, you will not be able to deduct some of your share of the Portfolio expenses. In addition, you will not be able to deduct some of your interest expense for debt that you incur or continue to purchase or carry your Units.

   Foreign Investors. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or Portfolio), you may not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Portfolio or gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

   New York Tax Status. Under the existing income tax laws of the State and City of New York, your Portfolio will not be taxed as a corporation subject to the New York State franchise tax and New York City general corporation tax. You should consult your tax advisor regarding potential federal, foreign, state or local taxation with respect to your Units based on your individual circumstances.

CALIFORNIA TAX STATUS
--------------------------------------------------------------------------------

   Counsel to the Portfolio at closing has examined the income tax laws of the State of California to determine its applicability to the Cohen & Steers Master Municipal Income Portfolio - California Series (the "California Series") and to the holders of Units in the California Series who are full-time residents of the State of California ("California Unitholders").

   In connection therewith, counsel to the Portfolio at closing has examined the registration statement, this prospectus, the Trust Agreement and such other documents as they have deemed pertinent. The assets of the California Series will consist of shares in entities each of which is taxed as a RIC for federal income tax purposes.

   Neither the Sponsor nor its counsel have independently examined the RIC Shares to be deposited in and held in the California Series. However, although no opinion is expressed with respect to the issuance of the RIC Shares, in rendering the opinion expressed herein, it has been assumed that: (i) each RIC qualifies as a regulated investment company for federal income tax purposes and
(ii) at the close of each quarter of the taxable year of each RIC, at least 50 percent of the value of such RIC's total assets consists of obligations the interest on which is exempt from the income tax imposed by the State of California that is applicable to individuals, trusts and estates (the "California Personal Income Tax").

   Based upon the foregoing, and upon an investigation of such matters of law as were considered to be applicable, counsel to the Portfolio at closing is of the opinion that, under existing provisions of the law of the State of California as of the date hereof:

      1. The California Series is not an association taxable as a corporation for purposes of the California Corporation Tax Law, and each California Unitholder will be treated as the owner of a pro rata portion of the California Series, and the income of such portion of the California Series will be treated as the income of the California Unitholders under the California Personal Income Tax.

      2. The portion of each dividend paid by a RIC to the California Series and distributed to a California Unitholder which (i) is excludable from California taxable income for purposes of the California Personal Income Tax if received directly by a California Unitholder, (ii) is properly designated as an exempt-interest dividend for California income tax purposes in a written notice mailed to its shareholders not later than 60 days after the close of its taxable year and (iii) does not exceed the amount of interest received by the RIC during its taxable year (minus certain non-deductible expenses) on obligations the interest on which would be excludable from California taxable income for purposes of the California Personal Income Tax if received directly by a California Unitholder, will be excludable from California taxable income for purposes of the California Personal Income Tax when received by the California Series and distributed to a California Unitholder. However, dividends other than exempt-interest dividends paid by a RIC will generally be taxable for purposes of the California Personal Income Tax.

      3. Each California Unitholder of the California Series will generally recognize gain or loss for California Personal Income Tax purposes if the Trustee disposes of a RIC Share (whether by redemption, sale or otherwise) or when the California Unitholder redeems or sells Units of the California Series, to the extent that such a transaction results in a recognized gain or loss to such California Unitholder for federal income tax purposes. However, there are certain differences between the recognition of gain or loss for federal income tax purposes and for California Personal Income Tax purposes, and California Unitholders are advised to consult their own tax advisors.

      4. Under the California Personal Income Tax, interest on indebtedness incurred or continued by a California Unitholder to purchase Units in the California Series is not deductible for purposes of the California Personal Income Tax.

   This opinion does not address the taxation of persons other than full time residents of California. This opinion relates only to California Unitholders subject to the California Personal Income Tax. No opinion is expressed with respect to the taxation of California Unitholders subject to the California Corporation Tax Law and such California Unitholders are advised to consult their own tax advisors. Please note, however, that dividends from the RIC Shares attributed to a California Unitholder that is subject to the California Corporation Tax Law may be includible in its gross income for purposes of determining its California franchise tax and its California income tax. Counsel to the Portfolio at closing has not examined any of the RIC Shares to be deposited and held in the California Series or the proceedings for the issuance thereof or the opinions of counsel with respect thereto, and no opinion is expressed with respect to taxation under any other provisions of the California law. Ownership of the Units may result in collateral California tax consequences to certain taxpayers. Prospective investors should consult their tax advisors as to the applicability of any such collateral consequences.

NEW YORK TAX STATUS
--------------------------------------------------------------------------------

   The following discussion of New York income tax matters is based upon the advice of the special counsel to Cohen & Steers Master Municipal Income Portfolio - New York Series (the "New York Series").

   This section summarizes some of the New York State and New York City tax consequences to residents of the State of New York and New York City of owning Units of the New York Series. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. This summary is based in part on the advice of counsel to the Sponsor. The New York taxing authorities could disagree with any conclusions set forth in this section.

   The assets of the New York Series will consist of shares in entities each of which is taxed as a RIC for federal income tax purposes. Neither the Sponsor nor its counsel has independently examined the RIC Shares to be deposited in and held in the New York Series. In rendering its opinion, counsel to the Portfolio at closing has assumed that: (i) each RIC qualifies as a regulated investment company for federal income tax purposes, (ii) the assets of the RICs will include interest-bearing obligations issued by or on behalf of the State of New York or political subdivisions thereof or United States possessions, the interest on which is excludable from gross income for federal income tax purposes and from taxable income for purposes of the personal income tax imposed by Article 22 of the New York State Tax Law (the "State Personal Income Tax") and the personal income tax imposed by the City of New York under Section 11-1701 of the Administrative Code of the City of New York (the "City Personal Income Tax") (collectively, the "Bonds").

   In the opinion of counsel to the Sponsor rendered at closing, in summary under existing New York law:

     (i) The New York Series will not be taxed as a corporation subject to the New York State franchise tax imposed on domestic and foreign corporations by Article 9-A of the New York State Tax Law (the "State Corporate Tax") or the general corporation tax imposed by The City of New York on domestic and foreign corporations under Section 11-603 of the Administrative Code of The City of New York (the "City Corporate Tax").

     (ii) Exempt-interest dividends paid by the RICs to the New York Series and distributed to Unitholders that are excluded from gross income for federal income tax purposes and that are attributable to interest on the Bonds will be excluded from taxable income for purposes of the State Personal Income Tax and the City Personal Income Tax.

    (iii) Distributions paid by the RICs to the New York Series and distributed to Unitholders, other than exempt-interest dividends attributable to interest on the Bonds, will generally not be excluded from taxable income for purposes of the State Personal Income Tax and the City Personal Income Tax.

     (iv) Each Unitholder of the New York Series will generally recognize gain or loss for purposes of the State Personal Income Tax and the City Personal Income Tax if the Trustee disposes of a RIC Share (whether by redemption, sale or otherwise) or when a Unitholder redeems or sells Units of the New York Series, to the extent that such a transaction results in a recognized gain or loss to such Unitholder for federal income tax purposes.

   Unitholders should be aware that, generally, interest on indebtedness incurred or continued to purchase or carry Units is not deductible for purposes of the State Personal Income Tax and the City Personal Income Tax.

   This disclosure does not address the taxation of persons other than full-time residents of the State of New York and New York City and relates only to the Unitholders subject to the State Personal Income Tax and the City Personal Income Tax. Counsel to the Portfolio at closing has expressed no opinion with respect to the taxation of Unitholders subject to the State Corporate Tax, the City Corporate Tax or the unincorporated business tax imposed by New York City and such Unitholders are advised to consult their own tax advisors. Please note, however, that dividends from the RIC Shares attributed to a New York Unitholder that is subject to the State Corporate Tax or the City Corporate Tax may be subject to such taxes. Neither the Sponsor nor its counsel has independently examined the RIC Shares or the opinions of bond counsel with respect thereto. Ownership of Units in the New York Series may result in other New York State and New York City tax consequences to certain taxpayers, and prospective investors should consult their tax advisors.

PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------

   General. The fees and expenses of your Portfolio will generally accrue on a daily basis. Portfolio operating fees and expenses are generally paid out of the Income Account to the extent funds are available, and then from the Capital Account. It is expected that Securities will be sold to pay these amounts which will result in capital gains or losses to Unitholders. See "Taxation". These sales will reduce future income distributions. The Sponsor's, Supervisor's and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.

   Trustee's Fee. For its services the Trustee will receive the fee from your Portfolio set forth in the "Fee Table" in Part One (which includes the estimated amount of miscellaneous Portfolio expenses). The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to your Portfolio is expected to result from the use of these funds.

   Compensation of Sponsor and Supervisor. The Sponsor and the Supervisor will receive the annual fees for providing bookkeeping and administrative services and portfolio supervisory services set forth in the "Fee Table" in Part One. The fee paid to the Sponsor may exceed the actual costs of providing these services to your Portfolio but at no time will the total amount received for these services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year. The Supervisorfee is charged as a percentage of average daily net asset value and accrues daily and is paid quarterly.

   Miscellaneous Expenses. The following additional charges are or may be incurred by your Portfolio: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Portfolio, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Portfolio and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Portfolio without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees, (h) costs associated with liquidating the securities held in the Portfolio, (i) any offering costs incurred after the end of the initial offering period and (j) expenditures incurred in contacting Unitholders upon termination of the Portfolio. A Portfolio may pay the expenses of updating its registration statement each year. Each Portfolio will pay a license fee to Cohen & Steers Capital Management, Inc. for the use of certain service marks.

   Fund Expenses. A Portfolio will also indirectly bear the expenses of the underlying funds. While a Portfolio will not pay these expenses directly out of its assets, these expenses are shown in the Portfolio's annual operating expenses in the "Fee Table" in Part One to illustrate the impact of these expenses.

OTHER MATTERS
--------------------------------------------------------------------------------

   Legal Opinions. The legality of the Units offered hereby has been passed upon by Paul, Hastings, Janofsky & Walker LLP. Dorsey & Whitney LLP has acted as counsel to the Trustee.

   Independent Registered Public Accounting Firm. The statements of condition and the related portfolios included in this prospectus have been audited by Grant Thornton LLP, independent registered public accounting firm, as set forth in their report in this prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
   This prospectus does not contain all the information set forth in the registration statement filed by the Portfolios with the SEC. The Information Supplement, which has been filed with the SEC and is incorporated herein by reference, includes more detailed information concerning the Securities, investment risks and general information about the Portfolios. Information about your Portfolio (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You may obtain information about the Public Reference Room by calling 1-202-551-8090. Reports and other information about your Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.



TABLE OF CONTENTS
--------------------------------------------------------------------------------

        Title                                    Page

   The Portfolios..............................     2
   Objectives and Securities Selection.........     2
   Risk Factors................................     5
   Closed-End Funds............................     8
   Public Offering.............................     8
   Retirement Accounts.........................    10
   Rights of Unitholders.......................    10
   Portfolio Administration....................    13
   Taxation....................................    15
   California Tax Status.......................    17
   New York Tax Status.........................    18
   Portfolio Operating Expenses................    19
   Other Matters...............................    20
   Additional Information......................    20



                                   PROSPECTUS
                                    PART TWO

                         Cohen & Steers Master Municipal
                       Income Portfolio - National Series

                         Cohen & Steers Master Municipal
                      Income Portfolio - California Series

                         Cohen & Steers Master Municipal
                       Income Portfolio - New York Series



Van Kampen
Investments






                             Information Supplement

                Cohen & Steers Master Equity and Income Portfolio

--------------------------------------------------------------------------------

   This Information Supplement provides additional information concerning the risks and operations of the Portfolio which is not described in the prospectus. You should read this Information Supplement in conjunction with the prospectus. This Information Supplement is not a prospectus (but is incorporated into the prospectus by reference). It does not include all of the information that you should consider before investing in the Portfolio. This Information Supplement may not be used to offer or sell Units without the prospectus. You can obtain copies of the prospectus by contacting the Sponsor's unit investment trust division at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555, or by contacting your broker. This Information Supplement is dated as of the date of the prospectus. All capitalized terms have been defined in the prospectus.

                                Table of Contents

                                                       Page

                           Risk Factors                   2
                           The Portfolio                  9
                           Sponsor Information            9
                           Trustee Information           10
                           Portfolio Termination         10




Van Kampen
Investments





RISK FACTORS

   Closed-End Funds. Closed-end funds' portfolios are managed and their shares are generally listed on a securities exchange. The net asset value of closed-end fund shares will fluctuate with changes in the value of the underlying securities that the closed-end fund owns. In addition, for various reasons closed-end fund shares frequently trade at a discount from their net asset value in the secondary market. The amount of such discount from net asset value is subject to change from time to time in response to various factors. Closed-end funds' articles of incorporation may contain certain anti-takeover provisions that may have the effect of inhibiting a fund's possible conversion to open-end status and limiting the ability of other persons to acquire control of a fund. In certain circumstances, these provisions might also inhibit the ability of stockholders (including the Portfolio) to sell their shares at a premium over prevailing market prices. This characteristic is a risk separate and distinct from the risk that a fund's net asset value will decrease. In particular, this characteristic would increase the loss or reduce the return on the sale of those closed-end fund shares that were purchased by the Portfolio at a premium. In the unlikely event that a closed-end fund converts to open-end status at a time when its shares are trading at a premium there would be an immediate loss in value to the Portfolio since shares of open-end funds trade at net asset value. Certain closed-end funds may have in place or may put in place in the future plans pursuant to which the fund may repurchase its own shares in the marketplace. Typically, these plans are put in place in an attempt by a fund's board of directors to reduce a discount on its share price. To the extent that such a plan is implemented and shares owned by the Portfolio are repurchased by a fund, the Portfolio's position in that fund will be reduced and the cash will be distributed.

   The Portfolio is prohibited from subscribing to a rights offering for shares of any of the closed-end funds in which it invests. In the event of a rights offering for additional shares of a fund, Unitholders should expect that the Portfolio will, at the completion of the offer, own a smaller proportional interest in such fund that would otherwise be the case. It is not possible to determine the extent of this dilution in share ownership without knowing what proportion of the shares in a rights offering will be subscribed. This may be particularly serious when the subscription price per share for the offer is less than the fund's net asset value per share. Assuming that all rights are exercised and there is no change in the net asset value per share, the aggregate net asset value of each shareholder's shares of common stock should decrease as a result of the offer. If a fund's subscription price per share is below that fund's net asset value per share at the expiration of the offer, shareholders would experience an immediate dilution of the aggregate net asset value of their shares of common stock as a result of the offer, which could be substantial.

   Closed-end funds may use leveraging in their portfolios. Leveraging can be expected to cause increased price volatility for those fund's shares, and as a result, increased volatility for the price of the Units of the Portfolio. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

   High-Yield Securities. An investment in Units of the Portfolio should be made with an understanding of the risks that an investment in "high-yield, high-risk" debt obligations or "junk" obligations may entail, including increased credit risks and the risk that the value of the Units will decline, and may decline precipitously, with increases in interest rates. In recent years there have been wide fluctuations in interest rates and thus in the value of debt obligations generally. Certain of the securities included in the funds in the Portfolio may be subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding, higher-rated securities, and their value may decline precipitously because of increases in interest rates, not only because the increases in rates generally decrease values, but also because increased rates may indicate a slowdown in the economy and a decrease in the value of assets generally that may adversely affect the credit of issuers of high-yield, high-risk securities resulting in a higher incidence of defaults among high-yield, high-risk securities. A slowdown in the economy, or a development adversely affecting an issuer's creditworthiness, may result in the issuer being unable to maintain earnings or sell assets at the rate and at the prices, respectively, that are required to produce sufficient cash flow to meet its interest and principal requirements. For an issuer that has outstanding both senior commercial bank debt and subordinated high-yield, high-risk securities, an increase in interest rates will increase that issuer's interest expense insofar as the interest rate on the bank debt is fluctuating. However, many leveraged issuers enter into interest rate protection agreements to fix or cap the interest rate on a large portion of their bank debt. This reduces exposure to increasing rates, but reduces the benefit to the issuer of declining rates. The sponsor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar market fluctuations in the future.

   "High-yield" or "junk" securities, the generic names for securities rated below BBB by Standard & Poor's, or below Baa by Moody's, are frequently issued by corporations in the growth stage of their development, by established companies whose operations or industries are depressed or by highly leveraged companies purchased in leveraged buyout transactions. The market for high-yield securities is very specialized and investors in it have been predominantly financial institutions. High-yield securities are generally not listed on a national securities exchange. Trading of high- yield securities, therefore, takes place primarily in over-the-counter markets that consist of groups of dealer firms that are typically major securities firms. Because the high-yield security market is a dealer market, rather than an auction market, no single obtainable price for a given security prevails at any given time. Prices are determined by negotiation between traders. The existence of a liquid trading market for the securities may depend on whether dealers will make a market in the securities. There can be no assurance that a market will be made for any of the securities, that any market for the securities will be maintained or of the liquidity of the securities in any markets made. Not all dealers maintain markets in all high-yield securities. Therefore, since there are fewer traders in these securities than there are in "investment grade" securities, the bid-offer spread is usually greater for high-yield securities than it is for investment grade securities. The price at which the securities may be sold and the value of the Portfolio will be adversely affected if trading markets for the securities are limited or absent. If the rate of redemptions is great, the value of the Portfolio may decline to a level that requires liquidation.

   Lower-rated securities tend to offer higher yields than higher-rated securities with the same maturities because the creditworthiness of the issuers of lower-rated securities may not be as strong as that of other issuers. Moreover, if a security is recharacterized as equity by the Internal Revenue Service for federal income tax purposes, the issuer's interest deduction with respect to the security will be disallowed and this disallowance may adversely affect the issuer's credit rating. Because investors generally perceive that there are greater risks associated with the lower-rated securities in the funds in the Portfolio, the yields and prices of these securities tend to fluctuate more than higher- rated securities with changes in the perceived quality of the credit of their issuers. In addition, the market value of high-yield, high-risk securities may fluctuate more than the market value of higher-rated securities since these securities tend to reflect short-term credit development to a greater extent than higher-rated securities. Lower-rated securities generally involve greater risks of loss of income and principal than higher-rated securities. Issuers of lower-rated securities may possess fewer creditworthiness characteristics than issuers of higher-rated securities and, especially in the case of issuers whose obligations or credit standing have recently been downgraded, may be subject to claims by debtholders, owners of property leased to the issuer or others which, if sustained, would make it more difficult for the issuers to meet their payment obligations. High-yield, high-risk securities are also affected by variables such as interest rates, inflation rates and real growth in the economy. Therefore, investors should consider carefully the relative risks associated with investment in securities that carry lower ratings.

   The value of the shares of the closed-end funds reflects the value of the portfolio securities, including the value (if any) of securities in default. Should the issuer of any security default in the payment of principal or interest, the closed-end funds in the Portfolio may incur additional expenses seeking payment on the defaulted security. Because amounts (if any) recovered by the funds in payment under the defaulted security may not be reflected in the value of the fund shares until actually received by the funds, and depending upon when a Unitholder purchases or sells his or her Units, it is possible that a Unitholder would bear a portion of the cost of recovery without receiving any portion of the payment recovered.

   High-yield, high-risk securities are generally subordinated obligations. The payment of principal (and premium, if any), interest and sinking fund requirements with respect to subordinated obligations of an issuer is subordinated in right of payment to the payment of senior obligations of the issuer. Senior obligations generally include most, if not all, significant debt obligations of an issuer, whether existing at the time of issuance of subordinated debt or created thereafter. Upon any distribution of the assets of an issuer with subordinated obligations upon dissolution, total or partial liquidation or reorganization of or similar proceeding relating to the issuer, the holders of senior indebtedness will be entitled to receive payment in full before holders of subordinated indebtedness will be entitled to receive any payment. Moreover, generally no payment with respect to subordinated indebtedness may be made while there exists a default with respect to any senior indebtedness. Thus, in the event of insolvency, holders of senior indebtedness of an issuer generally will recover more, ratably, than holders of subordinated indebtedness of that issuer.

   Obligations that are rated lower than "BBB" by Standard & Poor's, or "Baa" by Moody's, respectively, should be considered speculative as such ratings indicate a quality of less than investment grade. Investors should carefully review the objective of the Portfolio and consider their ability to assume the risks involved before making an investment in the Portfolio.

   Convertible Securities Risks. The closed-end funds held by the Portfolio may invest in convertible securities. Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value also tends to reflect the market price of the common stock of the issuing company, particularly when the stock price is greater than the convertible security's conversion price. The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security than by the market price of the underlying common stock. Thus, it may not decline in price to the same extent as the underlying common stock, and convertible securities generally have less potential for gain or loss than common stocks. However, mandatory convertible securities (as discussed below) generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before that company's common stockholders. Consequently, an issuer's convertible securities generally entail less risk than its common stock. However, convertible securities fall below debt obligations of the same issuer in order of preference or priority in the event of a liquidation and are typically unrated or rated lower than such debt obligations. In addition, contingent payment, convertible securities allow the issuer to claim deductions based on its nonconvertible cost of debt, which generally will result in deduction in excess of the actual cash payments made on the securities (and accordingly, holders will recognize income in amounts in excess of the cash payments received).

   Mandatory convertible securities are distinguished as a subset of convertible securities because the conversion is not optional and the conversion price at maturity is based solely upon the market price of the underlying common stock, which may be significantly less than par or the price (above or below par) paid. For these reasons, the risks associated with investing in mandatory convertible securities most closely resemble the risks inherent in common stocks. Mandatory convertible securities customarily pay a higher coupon yield to compensate for the potential risk of additional price volatility and loss upon conversion. Because the market price of a mandatory convertible security increasingly corresponds to the market price of its underlying common stock as the convertible security approaches its conversion date, there can be no assurance that the higher coupon will compensate for the potential loss.

   Option Risk. Certain closed-end funds held in the Portfolio may invest using a covered call option strategy or similar income-oriented investment strategies. You should understand the risks of these strategies before you invest. In employing a covered call strategy, a closed-end fund will generally write (sell) call options on a significant portion of the fund's managed assets. These call options will give the option holder the right, but not the obligation, to purchase a security from the fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the fund's investment strategy depends on the fund adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of options may require a fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the fund can realize on an investment, or may cause the fund to hold a security that it might otherwise sell. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. As the writer (seller) of a covered call option, a fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call option, but has retained the risk of loss should the price of the underlying security decline. The value of the options written (sold) by a fund, which will be marked-to-market on a daily basis, will be affected by changes in the value and dividend rates of the underlying securities, an increase in interest rates, changes in the actual or perceived volatility of securities markets and the underlying securities and the remaining time to the options' expiration. The value of the options may also be adversely affected if the market for the options becomes less liquid or smaller. An option is generally considered "covered" if a closed-end fund owns the security underlying the call option or has an absolute and immediate right to acquire that security without additional cash consideration (or, if required, liquid cash or other assets are segregated by the fund) upon conversion or exchange of other securities held by the fund. In certain cases, a call option may also be considered covered if a fund holds a call option on the same security as the call option written (sold) provided that certain conditions are met. By writing (selling) covered call options, a fund generally seeks to generate income, in the form of the premiums received for writing (selling) the call options. Investment income paid by a fund to its shareholders (such as the Portfolio) may be derived primarily from the premiums it receives from writing (selling) call options and, to a lesser extent, from the dividends and interest it receives from the equity securities or other investments held in the fund's portfolio and short-term gains thereon. Premiums from writing (selling) call options and dividends and interest payments made by the securities in a fund's portfolio can vary widely over time.

   Preferred Stock Risks. The closed-end funds held by the Portfolio may invest in preferred stocks. Preferred stocks may be susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, market liquidity, and global or regional political, economic or banking crises. Preferred stocks are also vulnerable to Congressional reductions in the dividends-received deduction which would adversely affect the after-tax return to the investors who can take advantage of the deduction. Such a reduction might adversely affect the value of preferred stocks in general. Holders of preferred stocks, as owners of the entity, have rights to receive payments from the issuers of those preferred stocks that are generally subordinate to those of creditors of, or holders of debt obligations or, in some cases, other senior preferred stocks of, such issuers. Preferred stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or senior preferred stocks will create prior claims for payment of principal and interest and senior dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its preferred stock or the rights of holders of preferred stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of preferred stocks is subject to market fluctuations for as long as the preferred stocks remain outstanding, and thus the value of the securities may be expected to fluctuate over the life of the Portfolio to values higher or lower than those prevailing on the Portfolio's inception date.

   Portfolio Preferred Securities Risks. The closed-end funds held by the Portfolio may invest in various preferred securities. Holders of trust preferred securities incur risks in addition to or slightly different than the typical risks of holding preferred stocks. Trust preferred securities are limited-life preferred securities that are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities issued by corporations, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures issued by the corporation, or similarly structured securities. The maturity and dividend rate of the trust preferred securities are structured to match the maturity and coupon interest rate of the interest-bearing notes, preferred securities or subordinated debentures. Trust preferred securities usually mature on the stated maturity date of the interest-bearing notes, preferred securities or subordinated debentures and may be redeemed or liquidated prior to the stated maturity date of such instruments for any reason on or after their stated call date or upon the occurrence of certain circumstances at any time. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions on the trust preferred securities are generally treated as interest rather than dividends for federal income tax purposes. Unlike most preferred stocks, distributions received from trust preferred securities are generally not eligible for the dividends received deduction. Certain of the risks unique to trust preferred securities include: (i) distributions on trust preferred securities will be made only if interest payments on the interest-bearing notes, preferred securities or subordinated debentures are made; (ii) a corporation issuing the interest-bearing notes, preferred securities or subordinated debentures may defer interest payments on these instruments for up to 20 consecutive quarters and if such election is made, distributions will not be made on the trust preferred securities during the deferral period; (iii) certain tax or regulatory events may trigger the redemption of the interest-bearing notes, preferred securities or subordinated debentures by the issuing corporation and result in prepayment of the trust preferred securities prior to their stated maturity date; (iv) future legislation may be proposed or enacted that may prohibit the corporation from deducting its interest payments on the interest-bearing notes, preferred securities or subordinated debentures for tax purposes, making redemption of these instruments likely; (v) a corporation may redeem the interest-bearing notes, preferred securities or subordinated debentures in whole at any time or in part from time to time on or after a stated call date; (vi) trust preferred securities holders have very limited voting rights; and (vii) payment of interest on the interest-bearing notes, preferred securities or subordinated debentures, and therefore distributions on the trust preferred securities, is dependent on the financial condition of the issuing corporation.

   Real Estate Investment Trusts. The closed-end funds held by the Portfolio may invest in securities issued by real estate investment trusts or other real estate-related investments. Many factors can have an adverse impact on the performance of a particular real estate investment trust or other real estate-related investments (a "REIT"), including its cash available for distribution, the credit quality of a particular REIT or the real estate industry generally. The success of REITs depends on various factors, including the occupancy and rent levels, appreciation of the underlying property and the ability to raise rents on those properties. Economic recession, overbuilding, tax law changes, higher interest rates or excessive speculation can all negatively impact REITs, their future earnings and share prices.

   Risks associated with the direct ownership of real estate include, among other factors,

    o   general U.S. and global as well as local economic conditions,

    o   decline in real estate values,

    o   possible lack of availability of mortgage funds,

    o   the financial health of tenants,

    o   overbuilding and increased competition for tenants,

    o   oversupply of properties for sale,

    o   changing demographics,

    o   changes in interest rates, tax rates and other operating expenses,

    o   changes in government regulations,

    o   changes in zoning laws,

    o the ability of the owner to provide adequate management, maintenance and insurance,

    o   faulty construction and the ongoing need for capital improvements,

    o   the cost of complying with the Americans with Disabilities Act,

    o regulatory and judicial requirements, including relating to liability for environmental hazards,

    o   natural or man-made disasters,

    o the ongoing financial strength and viability of government sponsored entities, such as Fannie Mae and Freddie Mac,

    o changes in the perception of prospective tenants of the safety, convenience and attractiveness of the properties changes in neighborhood values and buyer demand, and

    o the unavailability of construction financing or mortgage loans at rates acceptable to developers.

   Variations in rental income and space availability and vacancy rates in terms of supply and demand are additional factors affecting real estate generally and REITs in particular. Properties owned by a REIT may not be adequately insured against certain losses and may be subject to significant environmental liabilities, including remediation costs.

   You should also be aware that REITs may not be diversified and are subject to the risks of financing projects. The real estate industry may be cyclical, and, if a fund acquires REIT securities at or near the top of the cycle, there is increased risk of a decline in value of the REIT securities and therefore the value of the units. REITs are also subject to defaults by borrowers and the market's perception of the REIT industry generally.

   Because of their structure, and the legal requirement that they distribute at least 90% of their taxable income to shareholders annually, REITs require frequent amounts of new funding, through both borrowing money and issuing stock. Thus, REITs historically have frequently issued substantial amounts of new equity shares (or equivalents) to purchase or build new properties. This may have adversely affected REIT equity share market prices. Both existing and new share issuances may have an adverse effect on these prices in the future, especially when REITs continue to issue stock when real estate prices are relatively high and stock prices are relatively low.

   Senior Loans. The closed-end funds held by the Portfolio may invest in senior loans issued by banks, other financial institutions, and other investors to corporations, partnerships, limited liability companies and other entities to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, debt refinancings and, to a lesser extent, for general operating and other purposes. Senior loans in which the closed-end funds invest:

    o   generally are of below investment grade credit quality;

    o   may be unrated at the time of investment;

    o generally are not registered with the SEC or any state securities commission; and

    o   generally are not listed on any securities exchange.

   An investment by closed-end funds in senior loans involves risk that the borrowers under senior loans may default on their obligations to pay principal or interest when due. Although senior loans may be secured by specific collateral, there can be no assurance that liquidation of collateral would satisfy the borrower's obligation in the event of non-payment or that such collateral could be readily liquidated. Senior loans are typically structured as floating rate instruments in which the interest rate payable on the obligation fluctuates with interest rate changes. As a result, the yield on closed-end funds investing in senior loans will generally decline in a falling interest rate environment and increase in a rising interest rate environment.

   The amount of public information available on senior loans generally will be less extensive than that available for other types of assets. No reliable, active trading market currently exists for many senior loans, although a secondary market for certain senior loans has developed over the past several years. Senior loans are thus relatively illiquid. Liquidity relates to the ability of a closed-end fund to sell an investment in a timely manner at a price approximately equal to its value on the closed-end fund's books. The illiquidity of senior loans may impair a closed-end fund's ability to realized the full value of its assets in the event of a voluntary or involuntary liquidation of such assets. Because of the lack of an active trading market, illiquid securities are also difficult to value and prices provided by external pricing services may not reflect the true value of the securities. However, many senior loans are of a large principal amount and are held by a large number of financial institutions. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The market for senior loans could be disrupted in the event of an economic downturn or a substantial increase or decrease in interest rates. This could result in increased volatility in the market and in the Portfolio's net asset value.

   If legislation or state or federal regulators impose additional requirements or restrictions on the ability of financial institutions to make loans that are considered highly leveraged transactions, the availability of senior loans for investment by the closed-end funds may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default. If legislation or federal or state regulators require financial institutions to dispose of senior loans that are considered highly leveraged transactions or subject such senior loans to increased regulatory scrutiny, financial institutions may determine to sell such senior loans. Such sales could result in depressed prices. If a closed-end fund attempts to sell a senior loan at a time when a financial institution is engaging in such a sale, the price a closed-end fund could get for the senior loan may be adversely affected.

   Some senior loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders. Such court action could under certain circumstances include invalidation of senior loans. Any lender, which could include a closed-end fund, is subject to the risk that a court could find the lender liable for damages in a claim by a borrower arising under the common laws of tort or contracts or anti-fraud provisions of certain securities laws for actions taken or omitted to be taken by the lenders under the relevant terms of a loan agreement or in connection with actions with respect to the collateral underlying the senior loan.

   Foreign Issuers. Since certain of the underlying securities held by certain of the closed-end funds Units are issued by foreign companies, an investment in the Portfolios involves certain investment risks that are different in some respects from an investment in a Portfolio which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant securities, the possibility that the financial condition of the issuers of the securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. In addition, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs in foreign securities markets are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States.

   Securities issued by non-U.S. issuers generally pay income in foreign currencies and principally trade in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various securities.

   There can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the closed-end funds or the Portfolios. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in a Portfolio. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

   Investors should be aware that it may not be possible to buy all securities at the same time because of the unavailability of any security, and restrictions relating to the purchase of a security by reason of the federal securities laws or otherwise.

   Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt securities by a closed-end fund in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these securities by a closed-end fund will generally be effected only in foreign securities markets. Investors should realize that the securities in the closed-end funds might be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the securities will be adversely affected if trading markets for the securities are limited or absent.

   Discount Securities. Certain of the securities held by the closed-end funds in the Portfolio may have been acquired at a market discount from par value at maturity. The coupon interest rates on the discount securities at the time they were purchased and deposited in the funds were lower than the current market interest rates for newly issued securities of comparable rating and type. If such interest rates for newly issued comparable securities increase, the market discount of previously issued securities will become greater, and if such interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things being equal. Investors should also note that the value of securities purchased at a market discount will increase in value faster than securities purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of securities purchased at a market discount will decrease faster than securities purchased at a market premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium securities and the prepayment benefit for lower yielding, discount securities will be reduced. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue.

   Premium Securities. Certain of the securities held by the closed-end funds in the Portfolio may have been acquired at a market premium from par value at maturity. The coupon interest rates on the premium securities at the time they were purchased by the fund were higher than the current market interest rates for newly issued securities of comparable rating and type. If such interest rates for newly issued and otherwise comparable securities decrease, the market premium of previously issued securities will be increased, and if such interest rates for newly issued comparable securities increase, the market premium of previously issued securities will be reduced, other things being equal. The current returns of securities trading at a market premium are initially higher than the current returns of comparable securities of a similar type issued at currently prevailing interest rates because premium securities tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium security at par or early prepayments of principal will result in a reduction in yield. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed securities have an offering side valuation which represents a premium over par or for original issue discount securities a premium over the accreted value.

     Liquidity. Whether or not the stocks in the Portfolio are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

     Additional Units. The Sponsor may create additional Units of the Portfolio by depositing into the Portfolio additional stocks or cash with instructions to purchase additional stocks. A deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because the Portfolio will pay brokerage fees.

     Voting. Only the Trustee may sell or vote the stocks in the Portfolio. While you may sell or redeem your Units, you may not sell or vote the stocks in your Portfolio. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders.

THE PORTFOLIO

     Investors should note that the selection criteria were applied to the Securities for inclusion in the Portfolio prior to the Initial Date of Deposit. Should a Security no longer meet the criteria used for selection for the Portfolio, such Security will not as a result thereof be removed from the Portfolio.

SPONSOR INFORMATION

     Van Kampen Funds Inc. is the Sponsor of the Portfolios. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $107 billion under management or supervision as of April 30, 2008. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,200 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that provides a wide range of investment banking, securities, investment management and wealth management services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities as well as providing investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 522 Fifth Avenue, New York, New York 10036. As of April 30, 2008, the total stockholders' equity of Van Kampen Funds Inc. was $149,214,929 (unaudited). (This paragraph relates only to the Sponsor and not to the Portfolio or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request). (This paragraph relates only to the Sponsor and not to the Portfolio or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request).

     The Sponsor and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio.

     If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolio as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION

     The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 221-7668. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

     The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Portfolio.

     In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Portfolio. Such records shall include the name and address of, and the number of Units of the Portfolio held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Portfolio.

     Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

     Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

PORTFOLIO TERMINATION

     A Portfolio may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of the Portfolio then outstanding or by the Trustee when the value of the Securities owned by the Portfolio, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000). A Portfolio will be liquidated by the Trustee in the event that a sufficient number of Units of the Portfolio not yet sold are tendered for redemption by the Sponsor, so that the net worth of the Portfolio would be reduced to less than 40% of the value of the Securities at the time they were deposited in the Portfolio. If a Portfolio is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

     Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of a Portfolio. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 45 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the Portfolios. Unitholders will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. The Trustee will deduct from the funds of a Portfolio any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in a Portfolio upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of a Portfolio his pro rata share of the balance of the Income and Capital Accounts of the Portfolio.

     The Sponsor may, but is not obligated to, offer for sale units of a subsequent series of the Portfolios. There is, however, no assurance that units of any new series of a Portfolio will be offered for sale at that time, or if offered, that there will be sufficient units available for sale to meet the requests of any or all Unitholders.

     Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.






                             Information Supplement

                           Strategic Closed-End Trust
                  (Senior Loan and Limited Duration Portfolio)

--------------------------------------------------------------------------------

     This Information Supplement provides additional information concerning the risks and operations of the Portfolio which is not described in the prospectus. You should read this Information Supplement in conjunction with the prospectus. This Information Supplement is not a prospectus (but is incorporated into the prospectus by reference). It does not include all of the information that you should consider before investing in the Portfolio. This Information Supplement may not be used to offer or sell Units without the prospectus. You can obtain copies of the prospectus by contacting the Sponsor's unit investment trust division at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 or by contacting your broker. This Information Supplement is dated as of the date of the prospectus. All capitalized terms have been defined in the prospectus.

                                Table of Contents

                                                          Page

                           Risk Factors                      2
                           The Portfolio                     6
                           Sponsor Information               6
                           Trustee Information               7
                           Taxation                          7
                           Portfolio Termination             9




Van Kampen
Investments




RISK FACTORS

   Closed-End Funds. Closed-end funds' portfolios are managed and their shares are generally listed on a securities exchange. The net asset value of closed-end fund shares will fluctuate with changes in the value of the underlying securities that the closed-end fund owns. In addition, for various reasons closed-end fund shares frequently trade at a discount from their net asset value in the secondary market. The amount of such discount from net asset value is subject to change from time to time in response to various factors. Closed-end funds' articles of incorporation may contain certain anti-takeover provisions that may have the effect of inhibiting a fund's possible conversion to open-end status and limiting the ability of other persons to acquire control of a fund. In certain circumstances, these provisions might also inhibit the ability of stockholders (including the Portfolio) to sell their shares at a premium over prevailing market prices. This characteristic is a risk separate and distinct from the risk that a fund's net asset value will decrease. In particular, this characteristic would increase the loss or reduce the return on the sale of those closed-end fund shares that were purchased by the Portfolio at a premium. In the unlikely event that a closed-end fund converts to open-end status at a time when its shares are trading at a premium there would be an immediate loss in value to the Portfolio since shares of open-end funds trade at net asset value. Certain closed-end funds may have in place or may put in place in the future plans pursuant to which the fund may repurchase its own shares in the marketplace. Typically, these plans are put in place in an attempt by a fund's board of directors to reduce a discount on its share price. To the extent that such a plan is implemented and shares owned by the Portfolio are repurchased by a fund, the Portfolio's position in that fund will be reduced and the cash will be distributed.

   The Portfolio is prohibited from subscribing to a rights offering for shares of any of the closed-end funds in which it invests. In the event of a rights offering for additional shares of a fund, Unitholders should expect that the Portfolio will, at the completion of the offer, own a smaller proportional interest in such fund that would otherwise be the case. It is not possible to determine the extent of this dilution in share ownership without knowing what proportion of the shares in a rights offering will be subscribed. This may be particularly serious when the subscription price per share for the offer is less than the fund's net asset value per share. Assuming that all rights are exercised and there is no change in the net asset value per share, the aggregate net asset value of each shareholder's shares of common stock should decrease as a result of the offer. If a fund's subscription price per share is below that fund's net asset value per share at the expiration of the offer, shareholders would experience an immediate dilution of the aggregate net asset value of their shares of common stock as a result of the offer, which could be substantial.

   Closed-end funds may use leveraging in their portfolios. Leveraging can be expected to cause increased price volatility for those fund's shares, and as a result, increased volatility for the price of the Units of the Portfolio. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

   Senior Loans. The closed-end funds in the Portfolio may invest in senior loans issued by banks, other financial institutions, and other investors to corporations, partnerships, limited liability companies and other entities to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, debt refinancings and, to a lesser extent, for general operating and other purposes. Senior loans in which the closed-end funds invest:

   o     generally are of below investment grade credit quality;

   o     may be unrated at the time of investment;

   o generally are not registered with the SEC or any state securities commission; and

   o     generally are not listed on any securities exchange.

   An investment by closed-end funds in senior loans involves risk that the borrowers under senior loans may default on their obligations to pay principal or interest when due. Although senior loans may be secured by specific collateral, there can be no assurance that liquidation of collateral would satisfy the borrower's obligation in the event of non-payment or that such collateral could be readily liquidated. Senior loans are typically structured as floating rate instruments in which the interest rate payable on the obligation fluctuates with interest rate changes. As a result, the yield on closed-end funds investing in senior loans will generally decline in a falling interest rate environment and increase in a rising interest rate environment.

   The amount of public information available on senior loans generally will be less extensive than that available for other types of assets. No reliable, active trading market currently exists for many senior loans, although a secondary market for certain senior loans has developed over the past several years. Senior loans are thus relatively illiquid. Liquidity relates to the ability of a closed-end fund to sell an investment in a timely manner at a price approximately equal to its value on the closed-end fund's books. The illiquidity of senior loans may impair a closed-end fund's ability to realized the full value of its assets in the event of a voluntary or involuntary liquidation of such assets. Because of the lack of an active trading market, illiquid securities are also difficult to value and prices provided by external pricing services may not reflect the true value of the securities. However, many senior loans are of a large principal amount and are held by a large number of financial institutions. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The market for senior loans could be disrupted in the event of an economic downturn or a substantial increase or decrease in interest rates. This could result in increased volatility in the market and in the Portfolio's net asset value.

   If legislation or state or federal regulators impose additional requirements or restrictions on the ability of financial institutions to make loans that are considered highly leveraged transactions, the availability of senior loans for investment by the closed-end funds may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default. If legislation or federal or state regulators require financial institutions to dispose of senior loans that are considered highly leveraged transactions or subject such senior loans to increased regulatory scrutiny, financial institutions may determine to sell such senior loans. Such sales could result in depressed prices. If a closed-end fund attempts to sell a senior loan at a time when a financial institution is engaging in such a sale, the price a closed-end fund could get for the senior loan may be adversely affected.

   Some senior loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders. Such court action could under certain circumstances include invalidation of senior loans. Any lender, which could include a closed-end fund, is subject to the risk that a court could find the lender liable for damages in a claim by a borrower arising under the common laws of tort or contracts or anti-fraud provisions of certain securities laws for actions taken or omitted to be taken by the lenders under the relevant terms of a loan agreement or in connection with actions with respect to the collateral underlying the senior loan.

   High-Yield Securities. An investment in Units of the Portfolio should be made with an understanding of the risks that an investment in "high-yield, high-risk" debt obligations or "junk" obligations may entail, including increased credit risks and the risk that the value of the Units will decline, and may decline precipitously, with increases in interest rates. In recent years there have been wide fluctuations in interest rates and thus in the value of debt obligations generally. Certain of the securities included in the funds in the Portfolio may be subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding, higher-rated securities, and their value may decline precipitously because of increases in interest rates, not only because the increases in rates generally decrease values, but also because increased rates may indicate a slowdown in the economy and a decrease in the value of assets generally that may adversely affect the credit of issuers of high-yield, high-risk securities resulting in a higher incidence of defaults among high-yield, high-risk securities. A slowdown in the economy, or a development adversely affecting an issuer's creditworthiness, may result in the issuer being unable to maintain earnings or sell assets at the rate and at the prices, respectively, that are required to produce sufficient cash flow to meet its interest and principal requirements. For an issuer that has outstanding both senior commercial bank debt and subordinated high-yield, high-risk securities, an increase in interest rates will increase that issuer's interest expense insofar as the interest rate on the bank debt is fluctuating. However, many leveraged issuers enter into interest rate protection agreements to fix or cap the interest rate on a large portion of their bank debt. This reduces exposure to increasing rates, but reduces the benefit to the issuer of declining rates. The sponsor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar market fluctuations in the future.

   "High-yield" or "junk" securities, the generic names for securities rated below BBB by Standard & Poor's, or below Baa by Moody's, are frequently issued by corporations in the growth stage of their development, by established companies whose operations or industries are depressed or by highly leveraged companies purchased in leveraged buyout transactions. The market for high-yield securities is very specialized and investors in it have been predominantly financial institutions. High-yield securities are generally not listed on a national securities exchange. Trading of high- yield securities, therefore, takes place primarily in over-the-counter markets that consist of groups of dealer firms that are typically major securities firms. Because the high-yield security market is a dealer market, rather than an auction market, no single obtainable price for a given security prevails at any given time. Prices are determined by negotiation between traders. The existence of a liquid trading market for the securities may depend on whether dealers will make a market in the securities. There can be no assurance that a market will be made for any of the securities, that any market for the securities will be maintained or of the liquidity of the securities in any markets made. Not all dealers maintain markets in all high-yield securities. Therefore, since there are fewer traders in these securities than there are in "investment grade" securities, the bid-offer spread is usually greater for high-yield securities than it is for investment grade securities. The price at which the securities may be sold and the value of the Portfolio will be adversely affected if trading markets for the securities are limited or absent. If the rate of redemptions is great, the value of the Portfolio may decline to a level that requires liquidation.

   Lower-rated securities tend to offer higher yields than higher-rated securities with the same maturities because the creditworthiness of the issuers of lower-rated securities may not be as strong as that of other issuers. Moreover, if a security is recharacterized as equity by the Internal Revenue Service for federal income tax purposes, the issuer's interest deduction with respect to the security will be disallowed and this disallowance may adversely affect the issuer's credit rating. Because investors generally perceive that there are greater risks associated with the lower-rated securities in the funds in the Portfolio, the yields and prices of these securities tend to fluctuate more than higher- rated securities with changes in the perceived quality of the credit of their issuers. In addition, the market value of high-yield, high-risk securities may fluctuate more than the market value of higher-rated securities since these securities tend to reflect short-term credit development to a greater extent than higher-rated securities. Lower-rated securities generally involve greater risks of loss of income and principal than higher-rated securities. Issuers of lower-rated securities may possess fewer creditworthiness characteristics than issuers of higher-rated securities and, especially in the case of issuers whose obligations or credit standing have recently been downgraded, may be subject to claims by debtholders, owners of property leased to the issuer or others which, if sustained, would make it more difficult for the issuers to meet their payment obligations. High-yield, high-risk securities are also affected by variables such as interest rates, inflation rates and real growth in the economy. Therefore, investors should consider carefully the relative risks associated with investment in securities that carry lower ratings.

   The value of the shares of the closed-end funds reflects the value of the portfolio securities, including the value (if any) of securities in default. Should the issuer of any security default in the payment of principal or interest, the closed-end funds in the Portfolio may incur additional expenses seeking payment on the defaulted security. Because amounts (if any) recovered by the funds in payment under the defaulted security may not be reflected in the value of the fund shares until actually received by the funds, and depending upon when a Unitholder purchases or sells his or her Units, it is possible that a Unitholder would bear a portion of the cost of recovery without receiving any portion of the payment recovered.

   High-yield, high-risk securities are generally subordinated obligations. The payment of principal (and premium, if any), interest and sinking fund requirements with respect to subordinated obligations of an issuer is subordinated in right of payment to the payment of senior obligations of the issuer. Senior obligations generally include most, if not all, significant debt obligations of an issuer, whether existing at the time of issuance of subordinated debt or created thereafter. Upon any distribution of the assets of an issuer with subordinated obligations upon dissolution, total or partial liquidation or reorganization of or similar proceeding relating to the issuer, the holders of senior indebtedness will be entitled to receive payment in full before holders of subordinated indebtedness will be entitled to receive any payment. Moreover, generally no payment with respect to subordinated indebtedness may be made while there exists a default with respect to any senior indebtedness. Thus, in the event of insolvency, holders of senior indebtedness of an issuer generally will recover more, ratably, than holders of subordinated indebtedness of that issuer.

   Obligations that are rated lower than "BBB" by Standard & Poor's, or "Baa" by Moody's, respectively, should be considered speculative as such ratings indicate a quality of less than investment grade. Investors should carefully review the objective of the Portfolio and consider their ability to assume the risks involved before making an investment in the Portfolio.

   Foreign Issuers. Since certain of the underlying securities held by certain of the closed-end funds Units are issued by foreign companies, an investment in the Portfolio involves certain investment risks that are different in some respects from an investment in a Portfolio which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant securities, the possibility that the financial condition of the issuers of the securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. In addition, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs in foreign securities markets are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States.

   Securities issued by non-U.S. issuers generally pay income in foreign currencies and principally trade in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various securities.

   There can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the closed-end funds or the Portfolio. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Portfolio. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

   Investors should be aware that it may not be possible to buy all securities at the same time because of the unavailability of any security, and restrictions relating to the purchase of a security by reason of the federal securities laws or otherwise.

   Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt securities by a closed-end fund in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these securities by a closed-end fund will generally be effected only in foreign securities markets. Investors should realize that the securities in the closed-end funds might be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the securities will be adversely affected if trading markets for the securities are limited or absent.

   Discount Securities. Certain of the securities held by the closed-end funds in the Portfolio may have been acquired at a market discount from par value at maturity. The coupon interest rates on the discount securities at the time they were purchased and deposited in the funds were lower than the current market interest rates for newly issued securities of comparable rating and type. If such interest rates for newly issued comparable securities increase, the market discount of previously issued securities will become greater, and if such interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things being equal. Investors should also note that the value of securities purchased at a market discount will increase in value faster than securities purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of securities purchased at a market discount will decrease faster than securities purchased at a market premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium securities and the prepayment benefit for lower yielding, discount securities will be reduced. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue.

   Premium Securities. Certain of the securities held by the closed-end funds in the Portfolio may have been acquired at a market premium from par value at maturity. The coupon interest rates on the premium securities at the time they were purchased by the fund were higher than the current market interest rates for newly issued securities of comparable rating and type. If such interest rates for newly issued and otherwise comparable securities decrease, the market premium of previously issued securities will be increased, and if such interest rates for newly issued comparable securities increase, the market premium of previously issued securities will be reduced, other things being equal. The current returns of securities trading at a market premium are initially higher than the current returns of comparable securities of a similar type issued at currently prevailing interest rates because premium securities tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium security at par or early prepayments of principal will result in a reduction in yield. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed securities have an offering side valuation which represents a premium over par or for original issue discount securities a premium over the accreted value.

   Liquidity. Whether or not the stocks in the Portfolio are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

   Additional Units. The Sponsor may create additional Units of the Portfolio by depositing into the Portfolio additional stocks or cash with instructions to purchase additional stocks. A deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because the Portfolio will pay brokerage fees.

   Voting. Only the Trustee may sell or vote the stocks in the Portfolio. While you may sell or redeem your Units, you may not sell or vote the stocks in your Portfolio. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders.

THE PORTFOLIO

   Investors should note that the selection criteria were applied to the Securities for inclusion in the Portfolio prior to the Initial Date of Deposit. Should a Security no longer meet the criteria used for selection for the Portfolio, such Security will not as a result thereof be removed from the Portfolio.

SPONSOR INFORMATION

   Van Kampen Funds Inc. is the Sponsor of the Portfolio. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $107 billion under management or supervision as of April 30, 2008. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,200 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities as well as providing, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 522 Fifth Avenue, New York, New York 10036. As of April 30, 2008, the total stockholders' equity of Van Kampen Funds Inc. was $149,214,929 (unaudited). (This paragraph relates only to the Sponsor and not to the Portfolio or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request).

   The Sponsor and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolio as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION

   The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 221-7668. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Portfolio.

   In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Portfolio. Such records shall include the name and address of, and the number of Units of the Portfolio held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Portfolio.

   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

   Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

TAXATION

   Regulated Investment Companies

   The prospectus contains a discussion of certain U.S. federal income tax issues concerning the Portfolios and the purchase, ownership and disposition of Portfolio Units. The discussion below supplements the prospectus discussion and is qualified in its entirety by the prospectus discussion. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Portfolio Units, as well as the tax consequences arising under the laws of any state, locality, non-U.S. country, or other taxing jurisdiction.

   The federal income tax summary below and in the prospectus is based in part on the advice of counsel to the Portfolios. The Internal Revenue Service could disagree with any conclusions set forth in these discussions. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be held by the Portfolios.

   Certain Portfolios intend to elect and to qualify annually as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") and to comply with applicable distribution requirements so that it will not pay federal income tax on income and capital gains distributed to its Unitholders.

   To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, a Portfolio must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, and net income from qualified publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Portfolio controls (by owning at least 20% of such issuer's outstanding voting securities) and which are engaged in the same, similar or related trades or businesses, or the securities of qualified publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses but excludes net capital gain, if any) and at least 90% of its net tax-exempt interest income, if any, each taxable year.

   As a regulated investment company, a Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to Unitholders. Your Portfolio intends to distribute to its Unitholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Portfolio retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, a Portfolio distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed or taxed during those years. To prevent application of the excise tax, your Portfolio intends to make its distributions in accordance with the calendar year distribution requirement. Further, if your Portfolio retains any net capital gain, the Portfolio may designate the retained amount as undistributed capital gains in a notice to Unitholders who, if subject to federal income tax on long-term capital gains (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the tax paid by the Portfolio against their federal income tax liabilities if any, and to claim refunds to the extent the credit exceeds such liabilities. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in such a month and paid by the Portfolio during January of the following calendar year. These distributions will be taxable to Unitholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

   If a Portfolio failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Portfolio would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its Unitholders) and all distributions out of earnings and profits would be taxed to Unitholders as ordinary dividend income.

   If a Portfolio is treated as holding directly or indirectly 10 percent or more of the combined voting power of the stock of a foreign corporation, and all U.S. shareholders collectively own more than 50 percent of the vote or value of the stock of such corporation, the foreign corporation may be treated as a "controlled foreign corporation" (a "CFC") for federal income tax purposes. In such circumstances, a Portfolio will be required to include certain types of passive income and certain other types of income relating to insurance, sales and services with related parties and oil related income in the Portfolio's taxable income whether or not such income is distributed.

   If a Portfolio holds an equity interest in any "passive foreign investment companies" ("PFICs"), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Portfolio could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its Unitholders. A Portfolio will not be able to pass through to its Unitholders any credit or deduction for such taxes. A Portfolio may be able to make an election that could ameliorate these adverse tax consequences. In this case, a Portfolio would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Portfolio might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.

   Investors should consult their tax advisors concerning the federal, state, local, and foreign tax consequences of investing in a Portfolio based on their individual circumstances.

   Grantor Trusts

   If any U.S. investor is treated as owning directly or indirectly 10 percent or more of the combined voting power of the stock of a foreign corporation, and all U.S. shareholders of that corporation collectively own more than 50 percent of the vote or value of the stock of that corporation, the foreign corporation may be treated as a controlled foreign corporation (a "CFC"). If you own 10 percent or more of a CFC (through a Portfolio and in combination with your other investments) you will be required to include certain types of the CFC's income in your taxable income for federal income tax purposes whether or not such income is distributed to your Portfolio or to you.

   A foreign corporation will generally be treated as a passive foreign investment company ("PFIC") if 75 percent or more of its income is passive income or if 50 percent or more of its assets are held to produce passive income. If your Portfolio purchases shares in a PFIC, you may be subject to U.S. federal income tax on a portion of certain distributions or on gains from the disposition of such shares at rates that were applicable in prior years and any gain may be recharacterized as ordinary income that is not eligible for the lower net capital gains tax rate. Additional charges in the nature of interest may also be imposed on you. Certain elections may be available with respect to PFICs that would limit these consequences. However, these elections would require you to include certain income of the PFIC in your taxable income even if not distributed to your Portfolio or to you, or require you to annually recognize as ordinary income any increase in the value of the shares of the PFIC, thus requiring you to recognize income for federal income tax purposes in excess of your actual distributions from PFICs and proceeds from dispositions of PFIC stock during a particular year. Dividends paid by PFICs will not be eligible to be taxed at the net capital gains tax rate.

   Investors should consult their tax advisors concerning the federal, state, local, and foreign tax consequences of investing in a Portfolio based on their individual circumstances.

PORTFOLIO TERMINATION

   The Portfolio may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of the Portfolio then outstanding or by the Trustee when the value of the Securities owned by the Portfolio, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000). The Portfolio will be liquidated by the Trustee in the event that a sufficient number of Units of the Portfolio not yet sold are tendered for redemption by the Sponsor, so that the net worth of the Portfolio would be reduced to less than 40% of the value of the Securities at the time they were deposited in the Portfolio. If the Portfolio is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

   Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of the Portfolio. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 45 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the Portfolio. Unitholders who do not, request an in kind distribution will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of the Portfolio any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in the Portfolio upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of the Portfolio his pro rata share of the balance of the Income and Capital Accounts of the Portfolio.

   The Sponsor may, but is not obligated to, offer for sale units of a subsequent series of the Portfolio. There is, however, no assurance that units of any new series of the Portfolio will be offered for sale at that time, or if offered, that there will be sufficient units available for sale to meet the requests of any or all Unitholders.

   Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.








                             Information Supplement

                     Cohen & Steers Master Income Portfolio

--------------------------------------------------------------------------------

   This Information Supplement provides additional information concerning the risks and operations of the Portfolio which is not described in the prospectus. You should read this Information Supplement in conjunction with the prospectus. This Information Supplement is not a prospectus (but is incorporated into the prospectus by reference). It does not include all of the information that you should consider before investing in the Portfolio. This Information Supplement may not be used to offer or sell Units without the prospectus. You can obtain copies of the prospectus by contacting the Sponsor's unit investment trust division at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 or by contacting your broker. This Information Supplement is dated as of the date of the prospectus. All capitalized terms have been defined in the prospectus.

                                Table of Contents

                                                       Page

                           Risk Factors                   2
                           The Portfolio                  4
                           Sponsor Information            4
                           Trustee Information            5
                           Taxation                       6
                           Portfolio Termination          8





Van Kampen
Investments




RISK FACTORS

   Closed-End Funds. Closed-end funds' portfolios are managed and their shares are generally listed on a securities exchange. The net asset value of closed-end fund shares will fluctuate with changes in the value of the underlying securities that the closed-end fund owns. In addition, for various reasons closed-end fund shares frequently trade at a discount from their net asset value in the secondary market. The amount of such discount from net asset value is subject to change from time to time in response to various factors. Closed-end funds' articles of incorporation may contain certain anti-takeover provisions that may have the effect of inhibiting a fund's possible conversion to open-end status and limiting the ability of other persons to acquire control of a fund. In certain circumstances, these provisions might also inhibit the ability of stockholders (including the Portfolio) to sell their shares at a premium over prevailing market prices. This characteristic is a risk separate and distinct from the risk that a fund's net asset value will decrease. In particular, this characteristic would increase the loss or reduce the return on the sale of those closed-end fund shares that were purchased by the Portfolio at a premium. In the unlikely event that a closed-end fund converts to open-end status at a time when its shares are trading at a premium there would be an immediate loss in value to the Portfolio since shares of open-end funds trade at net asset value. Certain closed-end funds may have in place or may put in place in the future plans pursuant to which the fund may repurchase its own shares in the marketplace. Typically, these plans are put in place in an attempt by a fund's board of directors to reduce a discount on its share price. To the extent that such a plan is implemented and shares owned by the Portfolio are repurchased by a fund, the Portfolio's position in that fund will be reduced and the cash will be distributed.

   The Portfolio is prohibited from subscribing to a rights offering for shares of any of the closed-end funds in which it invests. In the event of a rights offering for additional shares of a fund, Unitholders should expect that the Portfolio will, at the completion of the offer, own a smaller proportional interest in such fund that would otherwise be the case. It is not possible to determine the extent of this dilution in share ownership without knowing what proportion of the shares in a rights offering will be subscribed. This may be particularly serious when the subscription price per share for the offer is less than the fund's net asset value per share. Assuming that all rights are exercised and there is no change in the net asset value per share, the aggregate net asset value of each shareholder's shares of common stock should decrease as a result of the offer. If a fund's subscription price per share is below that fund's net asset value per share at the expiration of the offer, shareholders would experience an immediate dilution of the aggregate net asset value of their shares of common stock as a result of the offer, which could be substantial.

   Closed-end funds may use leveraging in their portfolios. Leveraging can be expected to cause increased price volatility for those fund's shares, and as a result, increased volatility for the price of the Units of the Portfolio. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

   High-Yield Securities. An investment in Units of the Portfolio should be made with an understanding of the risks that an investment in "high-yield, high-risk" debt obligations or "junk" obligations may entail, including increased credit risks and the risk that the value of the Units will decline, and may decline precipitously, with increases in interest rates. In recent years there have been wide fluctuations in interest rates and thus in the value of debt obligations generally. Certain of the securities included in the funds in the Portfolio may be subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding, higher-rated securities, and their value may decline precipitously because of increases in interest rates, not only because the increases in rates generally decrease values, but also because increased rates may indicate a slowdown in the economy and a decrease in the value of assets generally that may adversely affect the credit of issuers of high-yield, high-risk securities resulting in a higher incidence of defaults among high-yield, high-risk securities. A slowdown in the economy, or a development adversely affecting an issuer's creditworthiness, may result in the issuer being unable to maintain earnings or sell assets at the rate and at the prices, respectively, that are required to produce sufficient cash flow to meet its interest and principal requirements. For an issuer that has outstanding both senior commercial bank debt and subordinated high-yield, high-risk securities, an increase in interest rates will increase that issuer's interest expense insofar as the interest rate on the bank debt is fluctuating. However, many leveraged issuers enter into interest rate protection agreements to fix or cap the interest rate on a large portion of their bank debt. This reduces exposure to increasing rates, but reduces the benefit to the issuer of declining rates. The sponsor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar market fluctuations in the future.

   "High-yield" or "junk" securities, the generic names for securities rated below BBB by Standard & Poor's, or below Baa by Moody's, are frequently issued by corporations in the growth stage of their development, by established companies whose operations or industries are depressed or by highly leveraged companies purchased in leveraged buyout transactions. The market for high-yield securities is very specialized and investors in it have been predominantly financial institutions. High-yield securities are generally not listed on a national securities exchange. Trading of high- yield securities, therefore, takes place primarily in over-the-counter markets that consist of groups of dealer firms that are typically major securities firms. Because the high-yield security market is a dealer market, rather than an auction market, no single obtainable price for a given security prevails at any given time. Prices are determined by negotiation between traders. The existence of a liquid trading market for the securities may depend on whether dealers will make a market in the securities. There can be no assurance that a market will be made for any of the securities, that any market for the securities will be maintained or of the liquidity of the securities in any markets made. Not all dealers maintain markets in all high-yield securities. Therefore, since there are fewer traders in these securities than there are in "investment grade" securities, the bid-offer spread is usually greater for high-yield securities than it is for investment grade securities. The price at which the securities may be sold and the value of the Portfolio will be adversely affected if trading markets for the securities are limited or absent. If the rate of redemptions is great, the value of the Portfolio may decline to a level that requires liquidation.

   Lower-rated securities tend to offer higher yields than higher-rated securities with the same maturities because the creditworthiness of the issuers of lower-rated securities may not be as strong as that of other issuers. Moreover, if a security is recharacterized as equity by the Internal Revenue Service for federal income tax purposes, the issuer's interest deduction with respect to the security will be disallowed and this disallowance may adversely affect the issuer's credit rating. Because investors generally perceive that there are greater risks associated with the lower-rated securities in the funds in the Portfolio, the yields and prices of these securities tend to fluctuate more than higher- rated securities with changes in the perceived quality of the credit of their issuers. In addition, the market value of high-yield, high-risk securities may fluctuate more than the market value of higher-rated securities since these securities tend to reflect short-term credit development to a greater extent than higher-rated securities. Lower-rated securities generally involve greater risks of loss of income and principal than higher-rated securities. Issuers of lower-rated securities may possess fewer creditworthiness characteristics than issuers of higher-rated securities and, especially in the case of issuers whose obligations or credit standing have recently been downgraded, may be subject to claims by debtholders, owners of property leased to the issuer or others which, if sustained, would make it more difficult for the issuers to meet their payment obligations. High-yield, high-risk securities are also affected by variables such as interest rates, inflation rates and real growth in the economy. Therefore, investors should consider carefully the relative risks associated with investment in securities that carry lower ratings.

   The value of the shares of the closed-end funds reflects the value of the portfolio securities, including the value (if any) of securities in default. Should the issuer of any security default in the payment of principal or interest, the closed-end funds in the Portfolio may incur additional expenses seeking payment on the defaulted security. Because amounts (if any) recovered by the funds in payment under the defaulted security may not be reflected in the value of the fund shares until actually received by the funds, and depending upon when a Unitholder purchases or sells his or her Units, it is possible that a Unitholder would bear a portion of the cost of recovery without receiving any portion of the payment recovered.

   High-yield, high-risk securities are generally subordinated obligations. The payment of principal (and premium, if any), interest and sinking fund requirements with respect to subordinated obligations of an issuer is subordinated in right of payment to the payment of senior obligations of the issuer. Senior obligations generally include most, if not all, significant debt obligations of an issuer, whether existing at the time of issuance of subordinated debt or created thereafter. Upon any distribution of the assets of an issuer with subordinated obligations upon dissolution, total or partial liquidation or reorganization of or similar proceeding relating to the issuer, the holders of senior indebtedness will be entitled to receive payment in full before holders of subordinated indebtedness will be entitled to receive any payment. Moreover, generally no payment with respect to subordinated indebtedness may be made while there exists a default with respect to any senior indebtedness. Thus, in the event of insolvency, holders of senior indebtedness of an issuer generally will recover more, ratably, than holders of subordinated indebtedness of that issuer.

   Obligations that are rated lower than "BBB" by Standard & Poor's, or "Baa" by Moody's, respectively, should be considered speculative as such ratings indicate a quality of less than investment grade. Investors should carefully review the objective of the Portfolio and consider their ability to assume the risks involved before making an investment in the Portfolio.

   Discount Securities. Certain of the securities held by the closed-end funds in the Portfolio may have been acquired at a market discount from par value at maturity. The coupon interest rates on the discount securities at the time they were purchased and deposited in the funds were lower than the current market interest rates for newly issued securities of comparable rating and type. If such interest rates for newly issued comparable securities increase, the market discount of previously issued securities will become greater, and if such interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things being equal. Investors should also note that the value of securities purchased at a market discount will increase in value faster than securities purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of securities purchased at a market discount will decrease faster than securities purchased at a market premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium securities and the prepayment benefit for lower yielding, discount securities will be reduced. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue.

   Premium Securities. Certain of the securities held by the closed-end funds in the Portfolio may have been acquired at a market premium from par value at maturity. The coupon interest rates on the premium securities at the time they were purchased by the fund were higher than the current market interest rates for newly issued securities of comparable rating and type. If such interest rates for newly issued and otherwise comparable securities decrease, the market premium of previously issued securities will be increased, and if such interest rates for newly issued comparable securities increase, the market premium of previously issued securities will be reduced, other things being equal. The current returns of securities trading at a market premium are initially higher than the current returns of comparable securities of a similar type issued at currently prevailing interest rates because premium securities tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium security at par or early prepayments of principal will result in a reduction in yield. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed securities have an offering side valuation which represents a premium over par or for original issue discount securities a premium over the accreted value.

     Liquidity. Whether or not the stocks in the Portfolio are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

     Additional Units. The Sponsor may create additional Units of the Portfolio by depositing into the Portfolio additional stocks or cash with instructions to purchase additional stocks. A deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because the Portfolio will pay brokerage fees.

     Voting. Only the Trustee may sell or vote the stocks in the Portfolio. While you may sell or redeem your Units, you may not sell or vote the stocks in your Portfolio. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders.

THE PORTFOLIO

     Investors should note that the selection criteria were applied to the Securities for inclusion in the Portfolio prior to the Initial Date of Deposit. Should a Security no longer meet the criteria used for selection for the Portfolio, such Security will not as a result thereof be removed from the Portfolio.

SPONSOR INFORMATION

   Van Kampen Funds Inc. is the Sponsor of the Portfolio. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that services more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $107 billion under management or supervision as of April 30, 2008. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,200 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that provides a wide range of investment banking securities, investment management and wealth management services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities as well as providing investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 522 Fifth Avenue, New York, New York 10036. As of April 30, 2008, the total stockholders' equity of Van Kampen Funds Inc. was $149,214,929 (unaudited). (This paragraph relates only to the Sponsor and not to the Portfolio or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request).

     The Sponsor and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio.

     If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolio as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION

     The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 221-7668. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

     The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Portfolio.

     In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Portfolio. Such records shall include the name and address of, and the number of Units of the Portfolio held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Portfolio.

     Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

     Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

TAXATION

   Regulated Investment Companies

   The prospectus contains a discussion of certain U.S. federal income tax issues concerning the Portfolios and the purchase, ownership and disposition of Portfolio Units. The discussion below supplements the prospectus discussion and is qualified in its entirety by the prospectus discussion. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Portfolio Units, as well as the tax consequences arising under the laws of any state, locality, non-U.S. country, or other taxing jurisdiction.

   The federal income tax summary below and in the prospectus is based in part on the advice of counsel to the Portfolios. The Internal Revenue Service could disagree with any conclusions set forth in these discussions. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be held by the Portfolios.

   Certain Portfolios intend to elect and to qualify annually as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") and to comply with applicable distribution requirements so that it will not pay federal income tax on income and capital gains distributed to its Unitholders.

   To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, a Portfolio must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, and net income from qualified publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Portfolio controls (by owning at least 20% of such issuer's outstanding voting securities) and which are engaged in the same, similar or related trades or businesses, or the securities of qualified publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses but excludes net capital gain, if any) and at least 90% of its net tax-exempt interest income, if any, each taxable year.

   As a regulated investment company, a Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to Unitholders. Your Portfolio intends to distribute to its Unitholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Portfolio retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, a Portfolio distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed or taxed during those years. To prevent application of the excise tax, your Portfolio intends to make its distributions in accordance with the calendar year distribution requirement. Further, if your Portfolio retains any net capital gain, the Portfolio may designate the retained amount as undistributed capital gains in a notice to Unitholders who, if subject to federal income tax on long-term capital gains (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the tax paid by the Portfolio against their federal income tax liabilities if any, and to claim refunds to the extent the credit exceeds such liabilities. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in such a month and paid by the Portfolio during January of the following calendar year. These distributions will be taxable to Unitholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

   If a Portfolio failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Portfolio would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its Unitholders) and all distributions out of earnings and profits would be taxed to Unitholders as ordinary dividend income.

   If a Portfolio is treated as holding directly or indirectly 10 percent or more of the combined voting power of the stock of a foreign corporation, and all U.S. shareholders collectively own more than 50 percent of the vote or value of the stock of such corporation, the foreign corporation may be treated as a "controlled foreign corporation" (a "CFC") for federal income tax purposes. In such circumstances, a Portfolio will be required to include certain types of passive income and certain other types of income relating to insurance, sales and services with related parties and oil related income in the Portfolio's taxable income whether or not such income is distributed.

   If a Portfolio holds an equity interest in any "passive foreign investment companies" ("PFICs"), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Portfolio could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its Unitholders. A Portfolio will not be able to pass through to its Unitholders any credit or deduction for such taxes. A Portfolio may be able to make an election that could ameliorate these adverse tax consequences. In this case, a Portfolio would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Portfolio might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.

   Investors should consult their tax advisors concerning the federal, state, local, and foreign tax consequences of investing in a Portfolio based on their individual circumstances.

   Grantor Trusts

   If any U.S. investor is treated as owning directly or indirectly 10 percent or more of the combined voting power of the stock of a foreign corporation, and all U.S. shareholders of that corporation collectively own more than 50 percent of the vote or value of the stock of that corporation, the foreign corporation may be treated as a controlled foreign corporation (a "CFC"). If you own 10 percent or more of a CFC (through a Portfolio and in combination with your other investments) you will be required to include certain types of the CFC's income in your taxable income for federal income tax purposes whether or not such income is distributed to your Portfolio or to you.

   A foreign corporation will generally be treated as a passive foreign investment company ("PFIC") if 75 percent or more of its income is passive income or if 50 percent or more of its assets are held to produce passive income. If your Portfolio purchases shares in a PFIC, you may be subject to U.S. federal income tax on a portion of certain distributions or on gains from the disposition of such shares at rates that were applicable in prior years and any gain may be recharacterized as ordinary income that is not eligible for the lower net capital gains tax rate. Additional charges in the nature of interest may also be imposed on you. Certain elections may be available with respect to PFICs that would limit these consequences. However, these elections would require you to include certain income of the PFIC in your taxable income even if not distributed to your Portfolio or to you, or require you to annually recognize as ordinary income any increase in the value of the shares of the PFIC, thus requiring you to recognize income for federal income tax purposes in excess of your actual distributions from PFICs and proceeds from dispositions of PFIC stock during a particular year. Dividends paid by PFICs will not be eligible to be taxed at the net capital gains tax rate.

PORTFOLIO TERMINATION

     The Portfolio may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of the Portfolio then outstanding or by the Trustee when the value of the Securities owned by the Portfolio, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000). The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

     Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of the Portfolio. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 45 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the Portfolio. Unitholders will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of the Portfolio any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in the Portfolio upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of the Portfolio his pro rata share of the balance of the Income and Capital Accounts of the Portfolio.

     The Sponsor may, but is not obligated to, offer for sale units of a subsequent series of the Portfolio. There is, however, no assurance that units of any new series of the Portfolio will be offered for sale at that time, or if offered, that there will be sufficient units available for sale to meet the requests of any or all Unitholders.

     Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.









                             Information Supplement

       Cohen & Steers Master Municipal Income Portfolio - National Series

      Cohen & Steers Master Municipal Income Portfolio - California Series

       Cohen & Steers Master Municipal Income Portfolio - New York Series

--------------------------------------------------------------------------------

   This Information Supplement provides additional information concerning the risks and operations of the Portfolios which is not described in the prospectus. You should read this Information Supplement in conjunction with the prospectus. This Information Supplement is not a prospectus (but is incorporated into the prospectus by reference). It does not include all of the information that you should consider before investing in the Portfolios. This Information Supplement may not be used to offer or sell Units without the prospectus. You can obtain copies of the prospectus by contacting the Sponsor's unit investment trust division at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555, or by contacting your broker. This Information Supplement is dated as of the date of the prospectus. All capitalized terms have been defined in the prospectus.

                                Table of Contents

                                                           Page

                           Risk Factors                       2
                           Sponsor Information               15
                           Trustee Information               15
                           Portfolio Termination             16





Van Kampen
Investments




RISK FACTORS

   Closed-End Funds. Closed-end funds' portfolios are managed and their shares are generally listed on a securities exchange. The net asset value of closed-end fund shares will fluctuate with changes in the value of the underlying securities that the closed-end fund owns. In addition, for various reasons closed-end fund shares frequently trade at a discount from their net asset value in the secondary market. The amount of such discount from net asset value is subject to change from time to time in response to various factors. Closed-end funds' articles of incorporation may contain certain anti-takeover provisions that may have the effect of inhibiting a fund's possible conversion to open-end status and limiting the ability of other persons to acquire control of a fund. In certain circumstances, these provisions might also inhibit the ability of stockholders (including a Portfolio) to sell their shares at a premium over prevailing market prices. This characteristic is a risk separate and distinct from the risk that a fund's net asset value will decrease. In particular, this characteristic would increase the loss or reduce the return on the sale of those closed-end fund shares that were purchased by a Portfolio at a premium. In the unlikely event that a closed-end fund converts to open-end status at a time when its shares are trading at a premium there would be an immediate loss in value to the Portfolio since shares of open-end funds trade at net asset value. Certain closed-end funds may have in place or may put in place in the future plans pursuant to which the fund may repurchase its own shares in the marketplace. Typically, these plans are put in place in an attempt by a fund's board of directors to reduce a discount on its share price. To the extent that such a plan is implemented and shares owned by a Portfolio are repurchased by a fund, the Portfolio's position in that fund will be reduced and the cash will be distributed.

   A Portfolio is prohibited from subscribing to a rights offering for shares of any of the closed-end funds in which it invests. In the event of a rights offering for additional shares of a fund, Unitholders should expect that a Portfolio will, at the completion of the offer, own a smaller proportional interest in such fund that would otherwise be the case. It is not possible to determine the extent of this dilution in share ownership without knowing what proportion of the shares in a rights offering will be subscribed. This may be particularly serious when the subscription price per share for the offer is less than the fund's net asset value per share. Assuming that all rights are exercised and there is no change in the net asset value per share, the aggregate net asset value of each shareholder's shares of common stock should decrease as a result of the offer. If a fund's subscription price per share is below that fund's net asset value per share at the expiration of the offer, shareholders would experience an immediate dilution of the aggregate net asset value of their shares of common stock as a result of the offer, which could be substantial.

   Closed-end funds may use leveraging in their portfolios. Leveraging can be expected to cause increased price volatility for those fund's shares, and as a result, increased volatility for the price of the Units of a Portfolio. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

   Municipal Bonds. The closed-end funds in the Portfolio invest in certain types of bonds described below. Accordingly, an investment in the Portfolio should be made with an understanding of the characteristics of and risks associated with such bonds.

   Certain of the bonds in a closed-end fund may be general obligations of a governmental entity that are backed by the taxing power of such entity. Other bonds are revenue bonds payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds, on the other hand, are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. There are, of course, variations in the security of the different bonds in a closed-end fund, both within a particular classification and between classifications, depending on numerous factors.

   Certain of the bonds in a closed-end fund may be obligations which derive their payments from mortgage loans. Certain of such housing bonds may be FHA insured or may be single family mortgage revenue bonds issued for the purpose of acquiring from originating financial institutions notes secured by mortgages on residences located within the issuer's boundaries and owned by persons of low or moderate income. Mortgage loans are generally partially or completely prepaid prior to their final maturities as a result of events such as sale of the mortgaged premises, default, condemnation or casualty loss. Because these bonds are subject to extraordinary mandatory redemption in whole or in part from such prepayments of mortgage loans, a substantial portion of such bonds will probably be redeemed prior to their scheduled maturities or even prior to their ordinary call dates. Extraordinary mandatory redemption without premium could also result from the failure of the originating financial institutions to make mortgage loans in sufficient amounts within a specified time period. Additionally, unusually high rates of default on the underlying mortgage loans may reduce revenues available for the payment of principal of or interest on such mortgage revenue bonds. In each case the issuer of the bonds has covenanted to comply with applicable requirements and bond counsel to such issuer has issued an opinion that the interest on the bonds is exempt from Federal income tax under existing laws and regulations. Certain issuers of housing bonds have considered various ways to redeem bonds they have issued prior to the stated first redemption dates for such bonds.

   Certain of the bonds in a closed-end fund may be health care revenue bonds. Ratings of bonds issued for health care facilities are often based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility's gross receipts and net income available for debt service may be affected by future events and conditions including, among other things, demand for services and the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other health care facilities, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, the cost and possible unavailability of malpractice insurance, the funding of Medicare, Medicaid and other similar third party pay or programs, government regulation and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party pay or programs.

   Certain of the bonds in a closed-end fund may be obligations of public utility issuers, including those selling wholesale and retail electric power and gas. General problems of such issuers would include the difficulty in financing large construction programs in an inflationary period, the limitations on operations and increased costs and delays attributable to environmental considerations, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. In addition, Federal, state and municipal governmental authorities may from time to time review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of certain of the bonds in a closed-end fund to make payments of principal and/or interest on such bonds.

   Certain of the bonds in a closed-end fund may be obligations of issuers whose revenues are derived from the sale of water and/or sewerage services. Such bonds are generally payable from user fees. The problems of such issuers include the ability to obtain timely and adequate rate increases, population decline resulting in decreased user fees, the difficulty of financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, the increasing difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs and the impact of "no-growth" zoning ordinances.

   Certain of the bonds in a closed-end fund may be industrial revenue bonds ("IRBs"). IRBs have generally been issued under bond resolutions pursuant to which the revenues and receipts payable under the arrangements with the operator of a particular project have been assigned and pledged to purchasers. In some cases, a mortgage on the underlying project may have been granted as security for the IRBs. Regardless of the structure, payment of IRBs is solely dependent upon the creditworthiness of the corporate operator of the project or corporate guarantor. Corporate operators or guarantors may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry. These include cyclicality of revenues and earnings, regulatory and environmental restrictions, litigation resulting from accidents or environmentally-caused illnesses, extensive competition and financial deterioration resulting from a corporate restructuring pursuant to a leveraged buy-out, takeover or otherwise. Such a restructuring may result in the operator of a project becoming highly leveraged which may impact on such operator's creditworthiness which in turn would have an adverse impact on the rating and/or market value of such bonds. Further, the possibility of such a restructuring may have an adverse impact on the market for and consequently the value of such bonds, even though no actual takeover or other action is ever contemplated or effected.

   Certain of the bonds in a closed-end fund may be obligations that are secured by lease payments of a governmental entity (hereinafter called "lease obligations"). Lease obligations are often in the form of certificates of participation. Although the lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to appropriate for and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. A governmental entity that enters into such a lease agreement cannot obligate future governments to appropriate for and make lease payments but covenants to take such action as is necessary to include any lease payments due in its budgets and to make the appropriations therefor. A governmental entity's failure to appropriate for and to make payments under its lease obligation could result in insufficient funds available for payment of the obligations secured thereby. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult.

   Certain of the bonds in a closed-end fund may be obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from ad valorem taxes or for higher education systems, from tuition, dormitory revenues, grants and endowments. General problems relating to school bonds include litigation contesting the state constitutionality of financing public education in part from ad valorem taxes, thereby creating a disparity in educational funds available to schools in wealthy areas and schools in poor areas. Litigation or legislation on this issue may affect the sources of funds available for the payment of school bonds. General problems relating to college and university obligations include the prospect of a declining percentage of the population consisting of "college" age individuals, possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding, and government legislation or regulations which may adversely affect the revenues or costs of such issuers.

   Certain of the bonds in a closed-end fund may be obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. The major portion of an airport's gross operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for leases, occupancy of certain terminal space and service fees. Airport operating income may therefore be affected by the ability of the airlines to meet their obligations under the use agreements. From time to time the air transport industry has experienced significant variations in earnings and traffic, due to increased competition, excess capacity, increased costs, deregulation, traffic constraints and other factors, and several airlines have experienced severe financial difficulties. Similarly, payment on bonds related to other facilities is dependent on revenues from the projects, such as user fees from ports, tolls on turnpikes and bridges and rents from buildings. Therefore, payment may be adversely affected by reduction in revenues due to such factors as increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.

   Certain of the bonds in a closed-end fund may be obligations which are payable from and secured by revenues derived from the operation of resource recovery facilities. Resource recovery facilities are designed to process solid waste, generate steam and convert steam to electricity. Resource recovery bonds may be subject to extraordinary optional redemption at par upon the occurrence of certain circumstances, including but not limited to: destruction or condemnation of a project; contracts relating to a project becoming void, unenforceable or impossible to perform; changes in the economic availability of raw materials, operating supplies or facilities necessary for the operation of a project or technological or other unavoidable changes adversely affecting the operation of a project; and administrative or judicial actions which render contracts relating to the projects void, unenforceable or impossible to perform or impose unreasonable burdens or excessive liabilities. The Sponsor cannot predict the causes or likelihood of the redemption of resource recovery bonds prior to the stated maturity of the bonds.

   Certain of the bonds in a closed-end fund may be subject to redemption prior to their stated maturity date pursuant to sinking fund provisions, call provisions or extraordinary optional or mandatory redemption provisions or otherwise. A sinking fund is a reserve fund accumulated over a period of time for retirement of debt. A callable debt obligation is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A refunding is a method by which a debt obligation is redeemed, at or before maturity, by the proceeds of a new debt obligation. In general, call provisions are more likely to be exercised when the offering side valuation is at a premium over par than when it is at a discount from par. The exercise of redemption or call provisions will result in the distribution of principal and may result in a reduction in the amount of subsequent interest distributions. Extraordinary optional redemptions and mandatory redemptions result from the happening of certain events. Generally, events that may permit the extraordinary optional redemption of bonds or may require the mandatory redemption of bonds include, among others: a final determination that the interest on the bonds is taxable; the substantial damage or destruction by fire or other casualty of the project for which the proceeds of the bonds were used; an exercise by a local, state or Federal governmental unit of its power of eminent domain to take all or substantially all of the project for which the proceeds of the bonds were used; changes in the economic availability of raw materials, operating supplies or facilities or technological or other changes which render the operation of the project for which the proceeds of the bonds were used uneconomic; changes in law or an administrative or judicial decree which renders the performance of the agreement under which the proceeds of the bonds were made available to finance the project impossible or which creates unreasonable burdens or which imposes excessive liabilities, such as taxes, not imposed on the date the bonds are issued on the issuer of the bonds or the user of the proceeds of the bonds; an administrative or judicial decree which requires the cessation of a substantial part of the operations of the project financed with the proceeds of the bonds; an overestimate of the costs of the project to be financed with the proceeds of the bonds resulting in excess proceeds of the bonds which may be applied to redeem bonds; or an underestimate of a source of funds securing the bonds resulting in excess funds which may be applied to redeem bonds. The issuer of certain bonds in a closed-end fund may have sold or reserved the right to sell, upon the satisfaction of certain conditions, to third parties all or any portion of its rights to call bonds in accordance with the stated redemption provisions of such bonds. In such a case the issuer no longer has the right to call the bonds for redemption unless it reacquires the rights from such third party. A third party pursuant to these rights may exercise the redemption provisions with respect to a bond at a time when the issuer of the bond might not have called a bond for redemption had it not sold such rights. No one can predict all of the circumstances which may result in such redemption of an issue of bonds. See also the discussion of single family mortgage and multi-family revenue bonds above for more information on the call provisions of such bonds.

   California Risk Factors. Economic Outlook. Economic growth in the State slowed considerably in 2007 and 2008, with much lower job growth and state tax revenue than in the prior several years, and with the unemployment rate in the state rising as high as 7.7% in August 2008. The slowdown was caused in large part by a dramatic downturn in the housing industry in most of the State. In 2008, turmoil has continued to rile the stock and bond markets as the problems of risky debt enveloped the financial community. Congress and various federal government agencies have stepped in on several occasions to try to give a floor to the damage done by the credit crisis. In September 2008, the federal government placed mortgage lenders Fannie Mae and Freddie Mac into a government conservatorship, the Federal Reserve extended an $85 billion loan to American International Group in exchange for a 79.9% stake in the company, and the Federal Depository Insurance Corp. seized Washington Mutual Inc. and oversaw its sale to JPMorgan Chase & Co. On October 7, 2008, the federal government passed a $700 billion emergency rescue plan for the nation's financial system, one of the largest government interventions in the nation's history. As of October 2008, it appears the housing market has still not reached the bottom and economic growth in the State is expected to remain slow into 2009.

   In the fiscal year ended June 30, 2008, the State lost 75,900 jobs and employment growth in the State fell to 0.5% from 1.1% as of June 30, 2007. The data continues to show that deepening problems in the housing and real estate sector, a weakening national economy, spikes in gas prices and rapidly rising food prices have been the key sources of the slowdown in the State's job growth in the last two years. Since the 2007-08 fiscal year, the problems of the real estate market have spread into the larger U.S. financial market and even into global financial markets. Economists predict that economic growth in California will continue to stutter and stall until the State's housing sector turns around. Sharp declines in home prices across the State indicate that the adjustment process in the housing market may be underway. However, the housing market is not expected to stabilize and begin to recover before early 2009. Looking forward, the State anticipates that employment growth will modestly increase (0.7%) in 2009, and grow at an average of 1.5% in the longer term. Personal income growth is expected to be only 4.5% in 2008, and 4.1% in 2009, compared to 5.6% in the 2007.

   Infrastructure Planning. Maintaining and improving the highly valued quality of life and economic growth in California will require additional investments in the State's infrastructure. The administration proposes to place bond measures on the ballot in the 2008 and 2010 general elections for voters to consider authorizing $48.1 billion of new general obligation bonds for various education, water management, transportation, court and state facility infrastructure projects. The creation of a Strategic Growth Council is also proposed to coordinate activities and investment of funds in state-owned and state-funded infrastructure.

   Budget Outlook. The 2007 Budget Act was enacted on August 24, 2007, and authorized total spending of $145.5 billion: $102.2 billion from the General Fund, $29.2 billion from special funds, and $14.1 billion from bond funds. Total General Fund resources in this budget were projected to be $105.6 billion: $103 billion from State revenues and transfers, and $4.3 billion from the prior year's General Fund balance. After enactment of the budget, negative budgetary developments, declining receipts and increasing expenditures significantly eroded the planned General Fund budgetary reserve of $4.1 billion to an estimated $872 million. In February 2008, the State sold $3.2 billion of Economic Recovery Bonds to help keep a positive budget reserve. Nevertheless, the 2008 May Revision estimated that there would be a $15.2 billion General Fund deficit by the end of the 2008-09 fiscal year unless additional actions were taken to reduce spending.

   The Governor's Budget for the 2008-09 fiscal year, released on January 10, 2008, sought total spending (before proposed budget balancing reductions) of $151.7 billion: $110.1 billion from the General Fund, $27.7 billion from special funds, and $13.9 billion from bond funds. The proposed 2008-09 General Fund expenditures were $6.5 billion higher (6.3%) than the 2007-08 fiscal year enacted budget amounts. The Administration proposed a 10% across-the-board budget reduction to agencies, departments, and programs which, if adopted, would have amounted to approximately $9.1 billion in reduced spending in 2008-09. Concurrent with the release of his budget proposal, the Governor declared a fiscal emergency and called for a special session of the Legislature, as authorized by the state Constitution pursuant to Proposition 58 (enacted in March 2004), to address the projected 2008-09 budget shortfall and to prevent a cash shortage. On February 15, 2008, the Governor approved a special session budget bill that made $2 billion in mid-year expenditure reductions. During fiscal year 2007-08, approved budget solutions amounted to $4.8 billion, including the $3.2 billion additional revenues obtained from the February 14, 2008 sale of deficit financing bonds.

   The 2008 May Revision estimated $104.7 billion in General Fund resources for the fiscal year ended June 30, 2009, and General Fund spending of approximately $101.8 billion (after special session solutions and proposed budget balancing reductions). The 2008 May Revision offset the projected $5.7 billion decrease in tax revenue to the State with significant budgetary changes, in particular the Administration's lottery modernization and securitization proposal, and proposed fund transfers. The most significant differences between the 2008 May Revision and the Governor's Budget for 2008-09 were lower GDP growth, weaker State job growth and smaller gains in State personal income for this fiscal year. Applying the budget balancing proposals in the 2008 May Revision, the Administration projected a General Fund balance of $2 billion at the end of the 2008-09 fiscal year.

   The 2008 Budget Act for the 2008-09 fiscal year was enacted on September 23, 2008, 85 days after the statutory deadline for approval of the annual budget. Total General Fund resources in this budget are projected to be $105.9 billion:
$101.9 billion from State revenues and transfers and $4 billion from the General Fund balance as of June 30, 2008. The 2008 Budget Act authorizes total spending of $144.5 billion: $103.4 billion from the General Fund, $28.2 billion from special funds, and $12.9 billion from bond funds. Kindergarten through Grade 12 education spending remains the largest area of the budget ($46.2 billion). The Budget Act projects to end on June 30, 2009, with a $1.7 billion General Fund reserve in the Special Fund for Economic Uncertainties.

   For the 2008-09 fiscal year, the Governor suspended the annual transfer to the Budget Stabilization Account required by Proposition 58, passed by California's voters in 2004. Proposition 58 requires that, beginning in the 2007-08 fiscal year, the State transfer into the Budget Stabilization Account by September 30 of each year a specified portion of estimated General Fund revenues until the account balance reaches $8 billion or 5% of the estimated General Fund revenues, whichever is greater, absent an executive order by the Governor. The Governor adopted such an executive order for the fiscal year 2008-09. Other budget-balancing solutions include reducing General Fund expenditures by $9.1 billion (including the $7 billion in reductions approved in the special session budget bill on February 15, 2008), increasing State revenue by $6.5 billion (primarily through the proposed securitization of future lottery revenues) and issuing $714 million of deficit-financing bonds (in addition to the $3.2 billion in bonds issued on February 14, 2008). General Fund expenditures were reduced further by $510 million in budget vetoes by the Governor and $340 million in savings from the delay in enacting the 2008 Budget Act.

   Debt Administration. As of May 1, 2008, the State had approximately $57.6 billion aggregate principal of its long-term general obligation bonds and special revenue bonds outstanding. Of this amount, $45.6 billion was payable primarily from the State's General Fund and $11.9 billion was payable from other revenue sources. Long-term general obligation bond authorizations in an aggregate amount of approximately $58.3 billion remained unissued as of that date.

   Budgetary Control. California's annual budget is prepared primarily on a modified accrual basis for governmental funds. The Governor recommends a budget for approval by the California Legislature each year. This recommended budget includes estimated revenues; however, revenues are not included in the annual budget bill adopted by the California Legislature. Under state law, the State cannot adopt a spending plan that exceeds estimated revenues. Under the State Constitution, money may be drawn from the treasury only through a legal appropriation. The appropriations contained in the Budget Act, as approved by the California Legislature and signed by the Governor, are the primary sources of annual expenditure authorizations and establish the legal level of control for the annual operating budget. The budget can be amended throughout the year by special legislative action, budget revisions by the California Department of Finance, or executive orders of the Governor.

   Appropriations are generally available for expenditure or encumbrance either in the year appropriated or for a period of three years if the legislation does not specify a period of availability. At the end of the availability period, the encumbering authority for the unencumbered balance lapses. Some appropriations continue indefinitely, while others are available until fully spent. Generally, encumbrances must be liquidated within two years from the end of the period in which the appropriation is available. If the encumbrances are not liquidated within this additional two-year period, the spending authority for these encumbrances lapses. State agencies are responsible for exercising basic budgetary control and ensuring that appropriations are not overspent. The State Controller's Office is responsible for overall appropriation control and does not allow expenditures in excess of authorized appropriations. Financial activities are mainly controlled at the appropriation level but can vary, depending on the presentation and wording contained in the Budget Act. Certain items that are established at the category, program, component, or element level can be adjusted by the California Department of Finance. For example, an appropriation for support may have detail accounts for personal services, operating expenses and equipment, and reimbursements. The California Department of Finance can authorize adjustments between the detail accounts but cannot increase the amount of the overall support appropriation. While the financial activities are controlled at various levels, the legal level of budgetary control, or the extent to which management may amend the budget without seeking approval of the governing body, has been established in the Budget Act for the annual operating budget.

   Cash Management. Cash temporarily idle during the year is invested in the Pooled Money Investment Account ("PMIA"). Investment of PMIA moneys is restricted by law to the following categories: U.S. government securities, Federal agency securities, negotiable certificates of deposit, bankers' acceptances, commercial paper, corporate bonds, bank notes, other debt securities, repurchase agreements, reverse repurchase agreements and other investments. California's cash management program for the general fund regularly issues short-term obligations to meet cash flow needs. California issues revenue anticipation notes ("RANs") to partially fund timing differences between revenues and expenditures. A significant portion of the general fund revenues are received in the second half of the fiscal year, while disbursements are paid more evenly throughout the fiscal year. If additional external cash flow borrowing is required, California issues revenue anticipation warrants ("RAWs").

   Risk Management. The State government has elected, with a few exceptions, to be self-insured against loss or liability. Generally, the exceptions are when a bond resolution or a contract requires the State government to purchase commercial insurance for coverage against property loss or liability. There have been no significant reductions in insurance coverage from the prior year. In addition, no insurance settlement in the last three years has exceeded insurance coverage. The State government generally does not maintain reserves. Losses are covered by appropriations from each fund responsible for payment in the year in which the payment occurs. All claim payments are on a "pay as you go" basis, with workers' compensation benefits for self-insured agencies being initially paid by the State Compensation Insurance Fund. The potential amount of loss arising from risks other than workers' compensation benefits is not considered material in relation to the State government's financial position.

   Ratings. As of September 2008, all outstanding general obligation bonds of the State of California are rated A+ by Standard & Poor's Ratings Services, A+ by Fitch Ratings Service and A1 by Moody's Investors Service, Inc. Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn.

   Local Issuances. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

   Litigation. The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State might require the State to make significant future expenditures or impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.

   On August 29, 2008, the Los Angeles Superior Court ruled in favor of the plaintiff in Nortel Networks Inc. v. State Board of Equalization, a tax refund case involving the interpretation of certain statutory sales and use tax exemptions for "custom-written" computer software and licenses to use computer software. The adverse ruling to the Board if applied to other similarly situated taxpayers could have a significant negative impact, in the range of approximately $500 million annually, on tax revenues.

   On March 31, 2008, the Court of Appeal, First Appellate District, ruled in Computer Service Tax Cases (Dell, Inc. v. State Board of Equalization) that the State Board of Equalization improperly collected sales and use tax on optional service contracts that Dell, Inc. sold with computers. The decision will lead to a judgment requiring the Board to refund the tax with interest. The amount of the refund has not been determined, but with interest may exceed $250 million, which would be made in the 2008-09 fiscal year.

   On August 8, 2005, a lawsuit titled California Teachers Association et al. v. Arnold Schwarzenegger et al. was filed. Plaintiffs - California Teachers Association, California Superintendent of Public Instruction Jack O'Connell, and various other individuals - allege that the California Constitution's minimum school funding guarantee was not followed for the 2004-05 fiscal year and the 2005-06 fiscal year in the aggregate amount of approximately $3.1 billion. Plaintiffs seek a writ of mandate requiring the State to recalculate the minimum-funding guarantee in compliance with the California Constitution. On May 10, 2006, counsel for all parties executed a settlement agreement, and the action has been stayed pending implementation legislation. The settlement calls for payment of the outstanding balance of the minimum funding obligation to school districts and community college districts (approximately $3 billion in the aggregate) through the 2013-14 fiscal year.

   The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of bonds contained in the Trust and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of such obligations are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of such bonds, could affect or could have an adverse impact on the financial condition of the State and various agencies and political subdivisions thereof. The sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the bonds contained in the Trust, the market value or marketability of such bonds or the ability of the respective issuers of such bonds acquired by the Trust to pay interest on or principal of such bonds.

   The Trust is susceptible to political, economic or regulatory factors affecting issuers of California municipal obligations (the "California Municipal Obligations"). These include the possible adverse effects of certain California constitutional amendments, legislative measures, voter initiatives and other matters that are described. The information provided above is only a brief summary of the complex factors affecting the financial situation in California and is derived primarily from the Official Statement for the offering of State various purpose general obligation bonds, issued by the Treasurer of the State of California on May 30, 2008. This source is generally available to investors and is believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the following information. It is based in part on information obtained from various State and local agencies in California or contained in official statements for various California municipal obligations.

   New York Risk Factors. General. Over the long term, the State of New York (the "State") and the City of New York (the "City") face serious potential economic problems. The City accounts for approximately 41% of the State's population and personal income, and the City's financial health affects the State in numerous ways. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City also has had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.

   The financial condition of the State is affected by various national, economic, social and environmental policies and conditions. In particular, interest rate risk and equity market volatility pose a particularly large degree of uncertainty for the State. Although the State's Division of the Budget ("DOB") projects the current national recession to be mild, there are a number of factors that pose a particularly large degree of risk for New York due to the uncertainty in the financial and capital markets. The State's tax revenues are more reliant on the financial sector of the economy than are other states and other regions of the nation. The full extent of the losses associated with subprime debt remains unclear, and escalating losses could result in a further delay in the recovery of Wall Street profits and bonuses. If inflation rates accelerate, the Federal Reserve may choose to reverse its current policy and increase rates, which traditionally has had adverse effects on the State economy. In addition, should the State's real estate market cool more rapidly than anticipated, household consumption and taxable capital gains realizations could be negatively affected. High energy prices also pose a particular risk to the State's tourism sector.

   Other significant risks to the current economic forecast include: (i) global political instability, including the uncertain conflicts in Afghanistan, Iraq, and the Middle East in general; (ii) high oil prices which could adversely affect many different sectors of the national and State economies; (iii) weakness of consumer spending or a failure of investment spending to commence growth during the year, which could worsen recessionary conditions; and (iv) the potential for future terrorist attacks on U.S. soil.

   Economic Condition and Outlook. Following the State's recovery from the recession of the early 2000s, it now appears that the State economy is entering a recession that is projected to be mild compared to the two past recessions. The financial markets showed strong performance in the first half of 2007. The subsequent national economic downturn has affected the State economy, although the State's downturn is likely to occur with a lag relative to the national economy. Tightening in the credit markets, along with the volume of write-downs of bad debt related to subprime mortgage-backed assets, are likely to continue to have a significant adverse affect on the State's economy. The State's economy is heavily concentrated in the information, finance, and business service sectors-more than half of the State's economic output comes from these sectors. As a result, wage growth for the State is projected to increase at a lower rate than the projected national rate. Recent figures indicate that State unemployment rates are slightly better than national unemployment figures, but projections for wage growth are higher at the national level. In March 2008, the unemployment rate in New York was 5.1 percent, compared with the national rate of 5.2 percent. The DOB projects State wage growth to be 2.7% for 2008, as compared to projections of wage growth of 3.1% for 2008 at the national level.

   The City has a highly diversified economic base, with a substantial volume of business activity in the service, wholesale and retail trade and manufacturing industries and is the location of many securities, banking, law, accounting, new media and advertising firms. With a population of approximately 8,000,000, the City is an international center of business and culture, and a leading tourist destination. The City experienced an economic slowdown that began in 2001 as a result of the September 11 attack, a national economic recession and a downturn in the securities industry, and came to an end in 2003. Since then, Wall Street activity, tourism, and the real estate market have driven a broad based economic recovery, up until the economic slowdown that began in the second half of calendar year 2007.

   Current and Outyear Fiscal Projections. The State Governor's Executive Budget for the 2008-09 fiscal year projected ending the 2008-09 fiscal year in balance on a cash basis, with a closing balance in the General Fund of $2.2 billion, and projected gaps of $3.3 billion in fiscal year 2009-10, $5.7 billion in fiscal year 2010-11, and $6.8 billion in fiscal year 2011-12. The DOB notes that the Enacted Budget (similar to the Governor's Executive Budget) also projects ending the 2008-09 fiscal year in balance on a cash basis, projecting a closing fund balance in the General Fund of $2.0 billion and projected gaps of approximately $5.0 billion in fiscal year 2009-10, $7.7 billion in fiscal year 2010-11 and $8.8 billion in fiscal year 2011-12. Supplemental information released on May 28, 2008 indicates that tentative collective bargaining agreements with 11 public employee unions will result in a General Fund closing balance of $1.89 billion for fiscal year 2008-09, and increased outyear budget gaps in the range of $70 to $100 million per year.

   The City's current financial plan (the "Financial Plan") projects budget balance in the 2008 and 2009 fiscal years in accordance with GAAP as in effect through June 30, 2008. The City's Financial Plan projects gaps of $1.6 billion, $3.4 billion and $4.4 billion in fiscal years 2009 through 2011, respectively. Since the previous financial plan, the Financial Plan reflects an increase in projected net revenues of $2.3 billion in fiscal year 2008 and decreases in projected net revenues of $398 million, $2 billion and $1.6 billion in fiscal years 2009 through 2011, respectively.

   General Government Results. An operating surplus of $202 million was reported in the General Fund for the fiscal year ended March 31, 2007. As a result the General Fund had an accumulated fund balance of $2.4 billion. The State completed its fiscal year ended March 31, 2007, with a combined Governmental Funds operating deficit of $45 million as compared to a combined Governmental Funds operating surplus in the preceding fiscal year of $3.8 billion. The combined 2006-07 operating deficit of $45 million is due in significant part to an $840 million deficit in the Special Revenue Fund.

   As the State completed the 2006-07 fiscal year, its governmental funds reported a combined fund balance of $12.1 billion. Included in the 2006-07 fiscal year's total change in fund balance is an operating surplus of $202 million in the State's General Fund. The General Fund operating surplus is attributable to several factors including an increase of $1.4 billion in personal income tax revenue, a $1.4 billion increase in business taxes and a $746 million increase in miscellaneous revenues, offset by a $323 million decline in consumption and use tax revenue. Much of the increase in tax revenues is related to improvement in the State's economy and tax increases enacted for personal income. The increase in General Fund revenues was offset by a $3.6 billion increase in expenditures. Local assistance expenditures increased by nearly $2.8 billion due primarily to increased spending for medical assistance and income maintenance programs. State operations increased $798 million due primarily to negotiated salary increases, increased health insurance costs and employer pension costs. The State ended the 2006-07 fiscal year with a General Fund accumulated fund balance of $2.4 billion. The increase of the fund balance is due primarily to an increase in tax revenues as a result of an increase in the personal income tax rate and an improving State economy.

   Overall Financial Position. The State reported net assets of $48.9 billion as of March 31, 2007, which was comprised of $62.7 billion in capital assets reported net of related debt, $7.3 billion in restricted net assets offset by an unrestricted net assets deficit of $21.1 billion. Net assets reported for governmental activities decreased by $670 million from a year ago, decreasing from $46.0 billion to $45.3 billion. Unrestricted net assets-the part of net assets that can be used to finance day-to-day operations without constraints established by debt covenants, enabling legislation, or other legal requirements-had a deficit of $21.7 billion at March 31, 2007. The deficit in unrestricted governmental net assets, which declined by nearly $786 million in 2007, exists primarily because the State has issued debt for purposes not resulting in a capital asset related to governmental activities. Such outstanding debt included securitizing the State's future tobacco settlement receipts ($4.1 billion), eliminated the need for seasonal borrowing by Local Government Assistance Corporation ($4.2 billion), local highway and bridge projects ($3.3 billion), local mass transit projects ($2.3 billion), and a wide variety of grants and other expenditures not resulting in governmental capital assets ($8.6 billion). This deficit in unrestricted net assets of governmental activities can be expected to continue for as long as the State continues to have obligations outstanding for purposes other than the acquisition of governmental capital assets.

   Net assets for business-type activities increased by $463 million (14.8 percent) to $3.6 billion in 2007 compared to $3.1 billion in 2006. The increase in net assets for business-type activities was caused primarily by employer contributions and other revenues exceeding unemployment benefit payments for the Unemployment Insurance Fund ($178 million), SUNY and CUNY Senior College operating revenues and State support exceeding operating expenses ($255 and $56 million, respectively), and offset by Lottery losses of $26 million. As of June 30, 2006, $8.4 billion in debt had been issued and was outstanding to finance capital assets of the State's colleges and universities.

   General Fund Budgetary Highlights. General Fund expenditures exceeded receipts by $212 million in 2006-07. The General Fund ended the fiscal year with a closing cash fund balance of $3.05 billion, which consisted of $1.03 billion in the Tax Stabilization Reserve Account (the State's "rainy day" reserve), $278 million in the Community Projects Account, $21 million in the Contingency Reserve Account, and $1.71 billion in general reserves.

   The State's 2007-08 fiscal year capital budget calls for it to spend $7.7 billion for capital projects, of which $3.8 billion is for transportation projects. To pay for these capital projects the State plans to use $220 million in general obligation bond proceeds, $4.1 billion in other financing arrangements with public authorities, $1.8 billion in Federal funds, and $1.6 billion in funds on hand or received during the year.

   Debt Administration. There are a number of methods by which the State may incur debt. The State has obtained long-term financing in the form of voter-approved General Obligation debt (voter approved debt), including lease-purchase and contractual obligations where the State's legal obligation to make payments is subject to and paid from annual appropriations made by the Legislature or assignment of revenue in the case of Tobacco Settlement Revenue Bonds. One minor exception, Equipment Capital Leases and Building Capital Leases which represent $244 million as of March 31, 2008, do not require Legislature or voter approval. The State administers its long-term financing needs as a single portfolio of state-supported debt that includes general obligation bonds and other obligations of both its governmental activities and business-type activities. Most of the debt reported under business-type activities, all of which was issued for capital assets used in those activities, is supported by payments from resources generated by the State's Governmental Activities-thus it is not expected to be repaid from resources generated by business-type activities.

   At March 31, 2008, the State had $1.8 billion in State-supported variable rate bonds outstanding and $5.9 billion in interest rate exchange agreements, where the State issues variable rate bonds and enters into a swap agreement that converts the rate effectively to a fixed rate. In addition, the State had $2.4 billion in convertible bonds, which bear a fixed rate until future mandatory tender dates, at which time they can convert to either a fixed or variable rate.

   At March 31, 2008, variable rate bonds, net of those subject to the fixed rate swaps, were equal to 4.1% of the State-supported bonded debt portfolio. At March 31, 2007, the State had $48.8 billion in bonds, notes, and other financing agreements outstanding compared with $47.1 billion the year before, an increase of $1.7 billion.

   The State Constitution, with exceptions for emergencies, limits the amount of general obligation bonds that can be issued to that amount approved by the voters for a single work or purpose in a general election. The State Finance Law, through the Debt Reform Act of 2000 (the "Act"), also imposes phased-in caps on new State supported debt issued and related debt service costs. The Act also limits the use of debt to capital works and purposes, and establishes a maximum length of term for repayment of 30 years. The Act applies to all State supported debt. The Debt Reform Act does not apply to debt issued prior to April 1, 2000, or to other obligations issued by public authorities where the State is not the direct obligor.

   The construction of certain State office buildings, campus facilities, and other public facilities has been financed through bonds and notes issued by public benefit corporations pursuant to lease/purchase agreements with the State. The State has also entered into financing arrangements with public benefit corporations that have issued bonds to finance past State budgetary deficits and grants to local governments for both capital and operating purposes. These lease/purchase and other financing arrangements which the State will repay over the duration of the agreements constitute long-term liabilities. The amount included in obligations under lease/purchase and other financing arrangements consists of total future principal payments and equals the outstanding balance of the related bonds and notes. Reporting relative to capitalized interest is also not included for leased capital assets.

   Risk Management. The State does not insure its buildings or their contents against theft, fire or other risks and does not insure its automobiles against the possibility of bodily injury and property damage. However, the State does have fidelity insurance on State employees. Workers' compensation coverage is provided on a self-insurance basis.

   Litigation. The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings, and other alleged violations of state and federal laws.

   Included in the State's outstanding litigation are a number of cases challenging the legality or the adequacy of a variety of significant social welfare programs primarily involving the State's Medicaid and mental health programs. Adverse judgments in these matters generally could result in injunctive relief coupled with prospective changes in patient care that could require substantial increased financing of the litigated programs in the future.

   Actions commenced by several Indian nations which include the St. Regis Mohawk Indian Nation, the Oneida Indian Nation and the Cayuga Indian Nation claim that significant amounts of land were unconstitutionally taken from the Indians in violation of various treaties and agreements during the eighteenth and nineteenth centuries. The claimants seek recovery of thousands of acres of land as well as compensatory and punitive damages.

   With respect to pending and threatened litigation, the State has reported, in the governmental activities, liabilities of $151 million for awarded and anticipated unfavorable judgments. In addition, the State is a party to other claims and litigation that its legal counsel has advised may result in possible adverse court decisions with estimated potential losses of nearly $262 million.

   Ratings. As of October 2008, all outstanding general obligation bonds of the State of New York are rated AA by Standard & Poor's and Aa3 by Moody's. As of October 2008, all outstanding general obligation bonds of the City of New York are rated AA+ by Standard & Poor's and Aa3 by Moody's. Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn.

   Local Issuances. It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State of New York, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

   The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of bonds contained in the New York Series and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of such obligations are subject. Additionally, many factors including national, economic, social and environmental policies and conditions, which are not within the control of the issuers of such bonds, could affect or could have an adverse impact on the financial condition of the State and various agencies and political subdivisions thereof. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the bonds contained in the New York Series, the market value or marketability of such bonds or the ability of the respective issuers of such bonds acquired by the New York Series to pay interest on or principal of such bonds.

   The New York Series is susceptible to political, economic or regulatory factors affecting issuers of New York municipal obligations (the "New York Municipal Obligations"). These include the possible adverse effects of certain New York constitutional amendments, legislative measures, voter initiatives and other matters that are described. The information provided above is only a brief summary of the complex factors affecting the financial situation in New York and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the following information. It is based in part on information obtained from various State and local agencies in New York or contained in Official Statements for various New York Municipal Obligations.

   High-Yield Securities. An investment in Units of a Portfolio should be made with an understanding of the risks that an investment in "high-yield, high-risk" debt obligations or "junk" obligations may entail, including increased credit risks and the risk that the value of the Units will decline, and may decline precipitously, with increases in interest rates. In recent years there have been wide fluctuations in interest rates and thus in the value of debt obligations generally. Certain of the securities included in the funds in a Portfolio may be subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding, higher-rated securities, and their value may decline precipitously because of increases in interest rates, not only because the increases in rates generally decrease values, but also because increased rates may indicate a slowdown in the economy and a decrease in the value of assets generally that may adversely affect the credit of issuers of high-yield, high-risk securities resulting in a higher incidence of defaults among high-yield, high-risk securities. A slowdown in the economy, or a development adversely affecting an issuer's creditworthiness, may result in the issuer being unable to maintain earnings or sell assets at the rate and at the prices, respectively, that are required to produce sufficient cash flow to meet its interest and principal requirements. For an issuer that has outstanding both senior commercial bank debt and subordinated high-yield, high-risk securities, an increase in interest rates will increase that issuer's interest expense insofar as the interest rate on the bank debt is fluctuating. However, many leveraged issuers enter into interest rate protection agreements to fix or cap the interest rate on a large portion of their bank debt. This reduces exposure to increasing rates, but reduces the benefit to the issuer of declining rates. The sponsor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar market fluctuations in the future.

   "High-yield" or "junk" securities, the generic names for securities rated below BBB by Standard & Poor's, or below Baa by Moody's, are frequently issued by corporations in the growth stage of their development, by established companies whose operations or industries are depressed or by highly leveraged companies purchased in leveraged buyout transactions. The market for high-yield securities is very specialized and investors in it have been predominantly financial institutions. High-yield securities are generally not listed on a national securities exchange. Trading of high- yield securities, therefore, takes place primarily in over-the-counter markets that consist of groups of dealer firms that are typically major securities firms. Because the high-yield security market is a dealer market, rather than an auction market, no single obtainable price for a given security prevails at any given time. Prices are determined by negotiation between traders. The existence of a liquid trading market for the securities may depend on whether dealers will make a market in the securities. There can be no assurance that a market will be made for any of the securities, that any market for the securities will be maintained or of the liquidity of the securities in any markets made. Not all dealers maintain markets in all high-yield securities. Therefore, since there are fewer traders in these securities than there are in "investment grade" securities, the bid-offer spread is usually greater for high-yield securities than it is for investment grade securities. The price at which the securities may be sold and the value of a Portfolio will be adversely affected if trading markets for the securities are limited or absent. If the rate of redemptions is great, the value of a Portfolio may decline to a level that requires liquidation.

   Lower-rated securities tend to offer higher yields than higher-rated securities with the same maturities because the creditworthiness of the issuers of lower-rated securities may not be as strong as that of other issuers. Moreover, if a security is recharacterized as equity by the Internal Revenue Service for federal income tax purposes, the issuer's interest deduction with respect to the security will be disallowed and this disallowance may adversely affect the issuer's credit rating. Because investors generally perceive that there are greater risks associated with the lower-rated securities in the funds in a Portfolio, the yields and prices of these securities tend to fluctuate more than higher- rated securities with changes in the perceived quality of the credit of their issuers. In addition, the market value of high-yield, high-risk securities may fluctuate more than the market value of higher-rated securities since these securities tend to reflect short-term credit development to a greater extent than higher-rated securities. Lower-rated securities generally involve greater risks of loss of income and principal than higher-rated securities. Issuers of lower-rated securities may possess fewer creditworthiness characteristics than issuers of higher-rated securities and, especially in the case of issuers whose obligations or credit standing have recently been downgraded, may be subject to claims by debtholders, owners of property leased to the issuer or others which, if sustained, would make it more difficult for the issuers to meet their payment obligations. High-yield, high-risk securities are also affected by variables such as interest rates, inflation rates and real growth in the economy. Therefore, investors should consider carefully the relative risks associated with investment in securities that carry lower ratings.

   The value of the shares of the closed-end funds reflects the value of the portfolio securities, including the value (if any) of securities in default. Should the issuer of any security default in the payment of principal or interest, the closed-end funds in a Portfolio may incur additional expenses seeking payment on the defaulted security. Because amounts (if any) recovered by the funds in payment under the defaulted security may not be reflected in the value of the fund shares until actually received by the funds, and depending upon when a Unitholder purchases or sells his or her Units, it is possible that a Unitholder would bear a portion of the cost of recovery without receiving any portion of the payment recovered.

   High-yield, high-risk securities are generally subordinated obligations. The payment of principal (and premium, if any), interest and sinking fund requirements with respect to subordinated obligations of an issuer is subordinated in right of payment to the payment of senior obligations of the issuer. Senior obligations generally include most, if not all, significant debt obligations of an issuer, whether existing at the time of issuance of subordinated debt or created thereafter. Upon any distribution of the assets of an issuer with subordinated obligations upon dissolution, total or partial liquidation or reorganization of or similar proceeding relating to the issuer, the holders of senior indebtedness will be entitled to receive payment in full before holders of subordinated indebtedness will be entitled to receive any payment. Moreover, generally no payment with respect to subordinated indebtedness may be made while there exists a default with respect to any senior indebtedness. Thus, in the event of insolvency, holders of senior indebtedness of an issuer generally will recover more, ratably, than holders of subordinated indebtedness of that issuer.

   Obligations that are rated lower than "BBB" by Standard & Poor's, or "Baa" by Moody's, respectively, should be considered speculative as such ratings indicate a quality of less than investment grade. Investors should carefully review the objective of a Portfolio and consider their ability to assume the risks involved before making an investment in the Portfolio.

   Discount Securities. Certain of the securities held by the closed-end funds in a Portfolio may have been acquired at a market discount from par value at maturity. The coupon interest rates on the discount securities at the time they were purchased and deposited in the funds were lower than the current market interest rates for newly issued securities of comparable rating and type. If such interest rates for newly issued comparable securities increase, the market discount of previously issued securities will become greater, and if such interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things being equal. Investors should also note that the value of securities purchased at a market discount will increase in value faster than securities purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of securities purchased at a market discount will decrease faster than securities purchased at a market premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium securities and the prepayment benefit for lower yielding, discount securities will be reduced. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue.

   Premium Securities. Certain of the securities held by the closed-end funds in a Portfolio may have been acquired at a market premium from par value at maturity. The coupon interest rates on the premium securities at the time they were purchased by the fund were higher than the current market interest rates for newly issued securities of comparable rating and type. If such interest rates for newly issued and otherwise comparable securities decrease, the market premium of previously issued securities will be increased, and if such interest rates for newly issued comparable securities increase, the market premium of previously issued securities will be reduced, other things being equal. The current returns of securities trading at a market premium are initially higher than the current returns of comparable securities of a similar type issued at currently prevailing interest rates because premium securities tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium security at par or early prepayments of principal will result in a reduction in yield. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed securities have an offering side valuation which represents a premium over par or for original issue discount securities a premium over the accreted value.

   Liquidity. Whether or not the stocks in a Portfolio are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

   Additional Units. The Sponsor may create additional Units of a Portfolio by depositing into the Portfolio additional stocks or cash with instructions to purchase additional stocks. A deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because a Portfolio will pay brokerage fees.

   Voting. Only the Trustee may sell or vote the stocks in a Portfolio. While you may sell or redeem your Units, you may not sell or vote the stocks in your Portfolio. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders.

SPONSOR INFORMATION

   Van Kampen Funds Inc. is the Sponsor of the Portfolios. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $107 billion under management or supervision as of April 30, 2008. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,200 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 522 Fifth Avenue, New York, New York 10036. As of April 30, 2008, the total stockholders' equity of Van Kampen Funds Inc. was $149,214,929. (unaudited). (This paragraph relates only to the Sponsor and not to the Portfolios or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request).

   The Sponsor and your Portfolios have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolios as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION

   The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 221-7668. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Portfolios.

   In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Portfolios. Such records shall include the name and address of, and the number of Units of a Portfolio held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Portfolios.

   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

   Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

PORTFOLIO TERMINATION

   A Portfolio may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of the Portfolio then outstanding or by the Trustee when the value of the Securities owned by the Portfolio, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000). A Portfolio will be liquidated by the Trustee in the event that a sufficient number of Units of the Portfolio not yet sold are tendered for redemption by the Sponsor, so that the net worth of the Portfolio would be reduced to less than 40% of the value of the Securities at the time they were deposited in the Portfolio. If a Portfolio is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

   Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of a Portfolio. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 45 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of a Portfolio. Unitholders will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. The Trustee will deduct from the funds of a Portfolio any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in a Portfolio upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of a Portfolio his pro rata share of the balance of the Income and Capital Accounts of a Portfolio.

   The Sponsor may, but is not obligated to, offer for sale units of a subsequent series of a Portfolio. There is, however, no assurance that units of any new series of a Portfolio will be offered for sale at that time, or if offered, that there will be sufficient units available for sale to meet the requests of any or all Unitholders.

   Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.



                                                                       EMSPRO683


                      Contents of Post-Effective Amendment
                          to the Registration Statement

           This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                          The Facing Sheet of Form S-6

                                 The Prospectus

                         The Undertaking to File Reports

                                 The Signatures

    The Written Consent of the Independent Registered Public Accounting Firm

                           UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Unit Trusts, Series 683, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Chicago and State of Illinois on the 24th day of October, 2008.

                                              Van Kampen Unit Trusts, Series 683
                                                                    (Registrant)

                                                        By Van Kampen Funds Inc.
                                                                     (Depositor)

                                                         By: /s/ John F. Tierney
                                                                 ---------------
                                                              Executive Director


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on October 24, 2008, by the following persons who constitute the principal officers and a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE                             TITLE

Jerry Miller                     Director, Chief Executive Officer and President

Edward C. Wood, III              Director and Chief Operating Officer

Kenneth Castiglia                Chief Financial Officer and Treasurer


                                                             /s/ John F. Tierney
                                                                 ---------------
                                                             (Attorney-in-fact*)
--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Unit Trusts, Series 744 (File No. 333-149060) dated March 18, 2008, and Van Kampen Unit Trusts, Series 781 (File No. 333-151597) dated June 11, 2008.